UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity Diversified International Fund, Fidelity International Capital Appreciation Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®

Overseas
Fund -

Class K

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	28.37%	11.49%	6.95%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Overseas Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Overseas Fund - Class K on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from Vincent Montemaggiore, Portfolio Manager of Fidelity® Overseas Fund: For the year, the fund's Class K shares returned 28.37%, topping the 27.02% gain of the MSCI® EAFE® Index. Versus the index, the fund was particularly helped by stock picking in the United Kingdom and a sizable underweighting in the Asia-Pacific ex Japan region. At the stock level, a non-index stake in South African asset manager Coronation Fund Managers was the fund's top relative contributor. The company benefited from superior fund performance and rapid growth in its institutional, retail and international products. Also bolstering our result was an overweighting in Deutsche Post, a Germany-based logistics services provider. Conversely, the fund struggled somewhat on a relative basis because I underweighted Japan to varying degrees throughout the year. Not owning Japanese automaker Toyota Motor until May made it by far the fund's biggest relative detractor, as this stock was one beneficiary of a significantly weaker yen. Saipem, an Italy-based provider of onshore and offshore engineering, construction and drilling services for energy firms, significantly reduced its financial guidance, and I sold the stock in the first half of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Overseas	1.16%
Actual		$ 1,000.00	$ 1,099.50	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90
Class K	.98%
Actual		$ 1,000.00	$ 1,100.30	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United Kingdom	23.6%
Japan	18.8%
Germany	11.2%
Switzerland	9.2%
France	7.8%
United States of America*	5.3%
Sweden	3.3%
Spain	2.6%
Bailiwick of Jersey	2.5%
Other	15.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United Kingdom	24.0%
Japan	17.6%
Germany	12.8%
Switzerland	9.7%
France	7.1%
United States of America*	5.1%
Sweden	4.1%
Australia	3.0%
Bailiwick of Jersey	2.1%
Other	14.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.7	0.8
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.4	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	2.2
Sanofi SA (France, Pharmaceuticals)	1.7	1.8
Bayer AG (Germany, Pharmaceuticals)	1.6	1.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.3	1.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.3
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	2.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.3	1.5
Diageo PLC (United Kingdom, Beverages)	1.2	1.3
	15.7
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	18.1
Consumer Discretionary	17.3	15.3
Industrials	14.4	14.1
Consumer Staples	12.6	15.4
Health Care	11.9	12.9
Information Technology	9.4	9.2
Materials	7.9	8.5
Telecommunication Services	3.9	2.1
Energy	2.2	3.6

Annual Report

Fidelity Overseas Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 2.5%
Ansell Ltd.	467,835	$ 8,617,976
Australia & New Zealand Banking Group Ltd.	985,010	31,504,438
BHP Billiton Ltd.	578,726	20,459,930
TOTAL AUSTRALIA		60,582,344
Austria - 0.5%
Andritz AG	191,400	11,790,454
Bailiwick of Jersey - 2.5%
Experian PLC	919,600	18,725,980
Informa PLC	1,166,691	10,466,412
Regus PLC	2,269,770	7,464,305
WPP PLC	1,159,933	24,642,835
TOTAL BAILIWICK OF JERSEY		61,299,532
Belgium - 2.1%
Anheuser-Busch InBev SA NV	304,612	31,577,218
KBC Groupe SA	343,211	18,709,689
TOTAL BELGIUM		50,286,907
Bermuda - 0.4%
Signet Jewelers Ltd.	124,700	9,310,102
Brazil - 0.2%
Qualicorp SA (a)	546,300	5,116,228
Canada - 0.5%
Constellation Software, Inc.	60,900	11,094,179
Cayman Islands - 0.8%
Lifestyle International Holdings Ltd.	2,950,000	6,430,414
Lifestyle Property Development Ltd.	135,675	27,474
Shenzhou International Group Holdings Ltd.	3,620,000	12,466,658
TOTAL CAYMAN ISLANDS		18,924,546
Denmark - 0.9%
Novo Nordisk A/S Series B	134,100	22,334,709
Finland - 0.4%
Nokian Tyres PLC	181,900	9,204,748
France - 7.8%
ALTEN	176,200	7,983,290
AXA SA	785,900	19,633,825
BIC SA	85,500	10,685,866
BNP Paribas SA	288,971	21,398,790
Christian Dior SA	106,997	20,338,525
Dassault Systemes SA	90,700	11,022,971
Groupe FNAC SA (a)	11,262	314,994
Ipsos SA	290,357	12,246,824
Kering SA	88,200	20,040,757
Rexel SA	443,700	11,114,901
Sanofi SA	387,756	41,343,799
Sodexo SA	136,700	13,268,860
TOTAL FRANCE		189,393,402

	Shares	Value
Germany - 9.1%
adidas AG	197,700	$ 22,569,357
BASF AG	274,372	28,546,865
Bayer AG	308,797	38,379,896
Brenntag AG	114,700	19,435,594
Continental AG	70,100	12,844,308
Deutsche Boerse AG	186,092	14,010,353
Deutsche Post AG	706,487	23,908,876
Fresenius SE & Co. KGaA	156,500	20,341,464
GEA Group AG	333,606	14,517,161
Gerry Weber International AG (Bearer)	172,900	7,177,633
Linde AG	69,707	13,245,523
Pfeiffer Vacuum Technology AG	62,789	7,323,979
TOTAL GERMANY		222,301,009
Greece - 0.2%
Metka SA	223,183	4,196,920
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI)	7,403,000	2,425,335
Ireland - 2.1%
Accenture PLC Class A	120,800	8,878,800
DCC PLC (United Kingdom)	353,500	15,864,785
Greencore Group PLC	3,639,500	10,509,869
Kerry Group PLC Class A	254,264	16,282,629
TOTAL IRELAND		51,536,083
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	168,800	9,793,776
Italy - 1.0%
Pirelli & C SpA	880,000	12,402,232
World Duty Free SpA (a)	1,178,242	13,054,026
TOTAL ITALY		25,456,258
Japan - 18.8%
AEON Financial Service Co. Ltd. (d)	363,200	11,153,965
Air Water, Inc.	670,000	9,577,164
Aozora Bank Ltd.	4,326,000	12,575,832
ARNEST ONE Corp. (d)	305,500	8,376,162
Astellas Pharma, Inc.	275,200	15,341,404
Credit Saison Co. Ltd.	328,300	8,985,709
Daikin Industries Ltd.	179,500	10,327,244
Don Quijote Co. Ltd.	235,100	15,649,781
GMO Internet, Inc.	1,024,400	11,645,454
H.I.S. Co. Ltd.	165,100	8,904,614
Honda Motor Co. Ltd. sponsored ADR	640,800	25,606,368
Horiba Ltd.	209,200	7,644,262
Hoya Corp.	519,300	12,452,486
Japan Tobacco, Inc.	681,300	24,651,944
Kansai Paint Co. Ltd.	679,000	9,123,644
Keyence Corp.	59,990	25,711,115
Leopalace21 Corp. (a)	1,253,900	8,705,212
Makita Corp.	167,200	8,455,198
Common Stocks - continued
	Shares	Value
Japan - continued
Meitec Corp.	280,200	$ 7,469,201
Miraca Holdings, Inc.	214,300	9,655,936
Misumi Group, Inc.	248,600	7,277,604
Nakanishi, Inc.	35,300	5,019,276
Nihon Nohyaku Co. Ltd.	488,000	5,849,257
Nitori Holdings Co. Ltd.	73,500	6,894,721
Obic Co. Ltd.	349,900	10,987,798
Omron Corp.	422,500	16,123,117
ORIX Corp.	1,555,800	26,948,147
Seven Bank Ltd.	2,981,900	10,553,707
Shinsei Bank Ltd.	6,220,000	14,562,926
Ship Healthcare Holdings, Inc.	259,400	10,644,315
SMC Corp.	61,400	14,295,040
SoftBank Corp.	301,300	22,500,755
Software Service, Inc.	60,100	2,259,661
Toyota Motor Corp.	441,100	28,600,126
Tsuruha Holdings, Inc.	104,000	9,442,039
USS Co. Ltd.	1,055,200	15,452,873
TOTAL JAPAN		459,424,057
Luxembourg - 0.5%
Eurofins Scientific SA	48,700	13,353,424
Netherlands - 0.5%
AEGON NV	1,692,552	13,467,439
Norway - 1.4%
DNB ASA	1,187,600	21,046,657
Telenor ASA	522,800	12,558,336
TOTAL NORWAY		33,604,993
South Africa - 1.2%
Coronation Fund Managers Ltd.	1,597,200	13,030,575
EOH Holdings Ltd.	471,700	3,820,118
Nampak Ltd.	2,343,900	7,751,710
Pinnacle Technology Holdings Ltd.	2,051,500	5,019,035
TOTAL SOUTH AFRICA		29,621,438
Spain - 2.6%
Amadeus IT Holding SA Class A	578,700	21,489,714
Banco Bilbao Vizcaya Argentaria SA	2,246,400	26,253,523
Criteria CaixaCorp SA (d)	1,201,300	6,245,348
Grifols SA ADR	336,000	10,133,760
TOTAL SPAIN		64,122,345
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	301,600	14,972,835
Nordea Bank AB	1,882,600	24,113,363
Svenska Cellulosa AB (SCA) (B Shares)	485,600	13,788,536
Svenska Handelsbanken AB (A Shares)	305,400	13,837,153
Swedbank AB (A Shares)	493,300	12,865,287
TOTAL SWEDEN		79,577,174

	Shares	Value
Switzerland - 9.2%
Aryzta AG	257,811	$ 19,264,436
Credit Suisse Group	577,220	17,956,141
Nestle SA	813,056	58,689,599
Roche Holding AG (participation certificate)	198,309	54,901,880
Schindler Holding AG (participation certificate)	82,005	11,631,723
SGS SA (Reg.)	7,690	18,018,339
Syngenta AG (Switzerland)	54,143	21,853,019
UBS AG	1,149,464	22,231,864
TOTAL SWITZERLAND		224,547,001
United Kingdom - 23.6%
Aberdeen Asset Management PLC	1,785,800	12,681,785
AMEC PLC	695,914	13,133,302
Babcock International Group PLC	720,700	14,733,522
Barclays PLC	5,000,712	21,040,325
BHP Billiton PLC	796,578	24,581,201
British American Tobacco PLC (United Kingdom)	583,200	32,176,476
BT Group PLC	3,614,000	21,866,990
Bunzl PLC	554,807	12,249,483
Croda International PLC	286,200	11,178,635
Dechra Pharmaceuticals PLC	438,095	4,846,847
Devro PLC	1,332,113	6,755,883
Diageo PLC	945,333	30,134,833
Diploma PLC	1,205,671	13,396,888
Domino Printing Sciences PLC	956,214	10,602,033
Elementis PLC	2,658,200	11,043,251
Hilton Food Group PLC	1,073,900	7,369,695
IMI PLC	701,300	17,080,615
ITV PLC	4,300,400	13,163,054
Jazztel PLC (a)	647,200	7,100,185
Johnson Matthey PLC	285,400	13,746,615
Kingfisher PLC	2,265,361	13,711,856
London Stock Exchange Group PLC	475,000	12,505,718
Meggitt PLC	2,154,200	19,774,404
Next PLC	260,500	22,742,986
Prudential PLC	1,123,522	22,976,884
Reckitt Benckiser Group PLC	340,600	26,475,803
Rolls-Royce Group PLC	1,039,806	19,173,087
Royal Dutch Shell PLC Class A (United Kingdom)	946,679	31,528,986
Royal Mail PLC	172,500	1,548,884
Senior Engineering Group PLC	1,817,000	8,676,039
Serco Group PLC	1,048,109	9,360,597
Spectris PLC	293,300	10,872,809
Spirax-Sarco Engineering PLC	226,007	10,574,237
Standard Chartered PLC (United Kingdom)	1,036,613	24,923,269
The Restaurant Group PLC	1,082,600	9,998,443
Vodafone Group PLC	8,709,459	31,900,682
TOTAL UNITED KINGDOM		575,626,302
Common Stocks - continued
	Shares	Value
United States of America - 4.6%
Brinker International, Inc.	208,003	$ 9,239,493
Coach, Inc.	151,000	7,652,680
CST Brands, Inc.	339,300	10,939,032
Fidelity National Information Services, Inc.	226,600	11,046,750
FMC Corp.	189,400	13,780,744
Global Payments, Inc.	201,100	11,961,428
JPMorgan Chase & Co.	86,900	4,478,826
McGraw-Hill Companies, Inc.	185,300	12,911,704
Mylan, Inc. (a)	269,300	10,198,391
National Oilwell Varco, Inc.	127,500	10,350,450
Varian Medical Systems, Inc. (a)	119,176	8,649,794
TOTAL UNITED STATES OF AMERICA		111,209,292
TOTAL COMMON STOCKS (Cost $1,873,403,908)		2,369,599,997
Nonconvertible Preferred Stocks - 2.1%

Germany - 2.1%
Henkel AG & Co. KGaA	188,900	20,441,374
Sartorius AG (non-vtg.)	90,100	9,505,296
Volkswagen AG	85,568	21,748,887
TOTAL GERMANY		51,695,557
United Kingdom - 0.0%
Rolls-Royce Group PLC:
(C Shares) (a)	116,204,214	186,322
Series C	89,423,316	143,381
TOTAL UNITED KINGDOM		329,703
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $35,907,853)		52,025,260
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	14,911,136	$ 14,911,136
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,269,172	4,269,172
TOTAL MONEY MARKET FUNDS (Cost $19,180,308)		19,180,308
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,928,492,069)		2,440,805,565
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,393,733)
NET ASSETS - 100%		$ 2,437,411,832
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,302
Fidelity Securities Lending Cash Central Fund	949,322
Total	$ 969,624
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 427,885,096	$ 344,006,819	$ 75,502,115	$ 8,376,162
Consumer Staples	307,560,334	120,888,225	186,672,109	-
Energy	55,012,738	23,483,752	31,528,986	-
Financials	481,335,928	263,924,254	217,411,674	-
Health Care	290,644,056	184,044,956	106,599,100	-
Industrials	350,976,576	303,152,289	47,824,287	-
Information Technology	221,546,023	136,981,791	84,564,232	-
Materials	190,737,558	99,293,343	91,444,215	-
Telecommunication Services	95,926,948	19,658,521	76,268,427	-
Money Market Funds	19,180,308	19,180,308	-	-
Total Investments in Securities:	$ 2,440,805,565	$ 1,514,614,258	$ 917,815,145	$ 8,376,162

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 215,402,110
Level 2 to Level 1	$ 1,666,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,035,445) - See accompanying schedule: Unaffiliated issuers (cost $1,909,311,761)	$ 2,421,625,257
Fidelity Central Funds (cost $19,180,308)	19,180,308
Total Investments (cost $1,928,492,069)		$ 2,440,805,565
Receivable for fund shares sold		973,288
Dividends receivable		5,408,768
Distributions receivable from Fidelity Central Funds		2,742
Prepaid expenses		7,908
Other receivables		293,865
Total assets		2,447,492,136

Liabilities
Payable for investments purchased	$ 2,286,630
Payable for fund shares redeemed	1,091,066
Accrued management fee	1,651,391
Other affiliated payables	423,517
Other payables and accrued expenses	358,528
Collateral on securities loaned, at value	4,269,172
Total liabilities		10,080,304

Net Assets		$ 2,437,411,832
Net Assets consist of:
Paid in capital		$ 3,383,324,848
Undistributed net investment income		30,599,916
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,488,880,086)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		512,367,154
Net Assets		$ 2,437,411,832

Overseas: Net Asset Value, offering price and redemption price per share ($1,874,922,018 ÷ 47,809,233 shares)		$ 39.22

Class K: Net Asset Value, offering price and redemption price per share ($562,489,814 ÷ 14,361,557 shares)		$ 39.17

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 59,031,347
Interest		49
Income from Fidelity Central Funds		969,624
Income before foreign taxes withheld		60,001,020
Less foreign taxes withheld		(4,314,545)
Total income		55,686,475

Expenses
Management fee Basic fee	$ 15,027,623
Performance adjustment	2,318,736
Transfer agent fees	3,927,907
Accounting and security lending fees	944,974
Custodian fees and expenses	205,593
Independent trustees' compensation	12,307
Appreciation in deferred trustee compensation account	427
Registration fees	67,337
Audit	82,238
Legal	64,454
Interest	608
Miscellaneous	14,059
Total expenses before reductions	22,666,263
Expense reductions	(583,162)	22,083,101
Net investment income (loss)		33,603,374
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	100,337,526
Foreign currency transactions	(197,100)
Total net realized gain (loss)		100,140,426
Change in net unrealized appreciation (depreciation) on: Investment securities	397,641,259
Assets and liabilities in foreign currencies	120,050
Total change in net unrealized appreciation (depreciation)		397,761,309
Net gain (loss)		497,901,735
Net increase (decrease) in net assets resulting from operations		$ 531,505,109

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,603,374	$ 50,043,397
Net realized gain (loss)	100,140,426	(141,989,458)
Change in net unrealized appreciation (depreciation)	397,761,309	260,173,491
Net increase (decrease) in net assets resulting from operations	531,505,109	168,227,430
Distributions to shareholders from net investment income	(46,883,539)	(70,077,891)
Distributions to shareholders from net realized gain	-	(1,661,965)
Total distributions	(46,883,539)	(71,739,856)
Share transactions - net increase (decrease)	47,557,637	(857,000,541)
Redemption fees	23,366	66,899
Total increase (decrease) in net assets	532,202,573	(760,446,068)

Net Assets
Beginning of period	1,905,209,259	2,665,655,327
End of period (including undistributed net investment income of $30,599,916 and undistributed net investment income of $43,880,081, respectively)	$ 2,437,411,832	$ 1,905,209,259

Financial Highlights - Overseas

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.35	$ 29.28	$ 31.56	$ 30.13	$ 25.43
Income from Investment Operations
Net investment income (loss) B	.54	.73	.47	.42	.52
Net realized and unrealized gain (loss)	8.10	2.19	(2.27)	1.49	4.55
Total from investment operations	8.64	2.92	(1.80)	1.91	5.07
Distributions from net investment income	(.77)	(.83)	(.48)	(.47)	(.37)
Distributions from net realized gain	-	(.02)	-	(.01)	-
Total distributions	(.77)	(.85)	(.48)	(.48)	(.37)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 31.35	$ 29.28	$ 31.56	$ 30.13
Total Return A	28.17%	10.37%	(5.83)%	6.33%	20.44%
Ratios to Average Net Assets C, E
Expenses before reductions	1.09%	.69%	.73%	.89%	1.02%
Expenses net of fee waivers, if any	1.09%	.69%	.73%	.89%	1.02%
Expenses net of all reductions	1.06%	.67%	.67%	.85%	.98%
Net investment income (loss)	1.54%	2.52%	1.44%	1.41%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,874,922	$ 1,639,725	$ 2,215,717	$ 5,548,689	$ 6,602,017
Portfolio turnover rate D	42%	90%	77%	111%	115%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.32	$ 29.29	$ 31.59	$ 30.16	$ 25.45
Income from Investment Operations
Net investment income (loss) B	.60	.79	.52	.47	.59
Net realized and unrealized gain (loss)	8.08	2.18	(2.27)	1.50	4.54
Total from investment operations	8.68	2.97	(1.75)	1.97	5.13
Distributions from net investment income	(.83)	(.92)	(.55)	(.53)	(.42)
Distributions from net realized gain	-	(.02)	-	(.01)	-
Total distributions	(.83)	(.94)	(.55)	(.54)	(.42)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 39.17	$ 31.32	$ 29.29	$ 31.59	$ 30.16
Total Return A	28.37%	10.59%	(5.67)%	6.55%	20.73%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.51%	.56%	.69%	.78%
Expenses net of fee waivers, if any	.92%	.51%	.55%	.69%	.78%
Expenses net of all reductions	.90%	.48%	.50%	.66%	.74%
Net investment income (loss)	1.71%	2.70%	1.61%	1.60%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 562,490	$ 265,484	$ 291,323	$ 368,004	$ 383,048
Portfolio turnover rate D	42%	90%	77%	111%	115%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Overseas Fund

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR)and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Fidelity Overseas Fund
Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 525,982,074
Gross unrealized depreciation	(35,353,921)
Net unrealized appreciation (depreciation) on securities and other investments	$ 490,628,153

Tax Cost	$ 1,950,177,412

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 41,518,916
Capital loss carryforward	$ (1,477,884,149)
Net unrealized appreciation (depreciation)	$ 490,681,811

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (464,379,963)
2017	(939,719,765)
Total with expiration	(1,404,099,728)
No expiration
Short-term	(23,395,688)
Long-term	(50,388,733)
Total no expiration	(73,784,421)
Total capital loss carryforward	$ (1,477,884,149)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 46,883,539	$ 71,739,856

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $950,815,017 and $889,516,361, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Overseas	$ 3,737,229.21
Class K	190,678.05
	$ 3,927,907

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,212 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,892,000.31%		$ 608

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,522 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $949,322. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $559,838 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $23,324.

Annual Report

Fidelity Overseas Fund
Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012A
From net investment income
Overseas	$ 39,514,173	$ 56,962,859
Class K	7,369,366	9,516,308
Class F	-	3,598,724
Total	$ 46,883,539	$ 70,077,891
From net realized gain
Overseas	$ -	$ 1,377,579
Class K	-	207,326
Class F	-	77,060
Total	$ -	$ 1,661,965

A All Class F shares were redeemed on December 16, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012A	2013	2012A
Overseas
Shares sold	4,856,702	5,513,981	$ 167,166,517	$ 159,997,895
Reinvestment of distributions	1,224,483	2,082,243	38,681,419	57,282,489
Shares redeemed	(10,572,300)	(30,970,724)	(364,332,964)	(876,498,461)
Net increase (decrease)	(4,491,115)	(23,374,500)	$ (158,485,028)	$ (659,218,077)
Class K
Shares sold	8,204,154	5,090,211	$ 286,897,852	$ 145,041,228
Reinvestment of distributions	233,874	354,489	7,369,366	9,723,634
Shares redeemed	(2,553,449)	(6,913,669)	(88,224,553)	(205,273,028)
Net increase (decrease)	5,884,579	(1,468,969)	$ 206,042,665	$ (50,508,166)
Class F
Shares sold	-	373,582	$ -	$ 10,277,470
Reinvestment of distributions	-	134,104	-	3,675,784
Shares redeemed	-	(5,923,991)	-	(161,227,552)
Net increase (decrease)	-	(5,416,305)	$ -	$ (147,274,298)

A All Class F shares were redeemed on December 16, 2011.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Overseas Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Overseas Fund (a fund of Fidelity Investment Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Overseas Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Overseas Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/09/13	12/06/13	$0.575	$0.177

Class K designates 2% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class K	12/10/12	$0.588	$0.0621

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Overseas Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2012.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Overseas Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Overseas Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OVE-K-UANN-1213
1.863317.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Class A, Class T, Class B, and Class C

Annual Report

October 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Worldwide Fund

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	21.67%	12.99%	8.21%
Class T (incl. 3.50% sales charge) B	24.23%	13.25%	8.34%
Class B (incl. contingent deferred sales charge) C	23.13%	13.31%	8.48%
Class C (incl. contingent deferred sales charge) D	27.12%	13.55%	8.48%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Worldwide Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Worldwide Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Worldwide Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Worldwide Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Worldwide Fund - Class A, on October 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. See footnote A above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from William Kennedy, Lead Portfolio Manager of Fidelity Advisor® Worldwide Fund and manager of its non-U.S. equity subportfolio, and Co-Portfolio Manager Stephen DuFour, who manages the fund's U.S. equity subportfolio: For the year, the fund's Class A, Class T, Class B and Class C shares returned 29.10%, 28.73%, 28.13% and 28.12%, respectively (excluding sales charges), versus 26.29% for the MSCI® World Index. Security selection that focused on companies with above-average earnings growth, good balance sheets and reasonable share prices drove the fund's performance relative to the index. Regionally, investment choices in the U.S. helped the most, while among sectors, energy and information technology stood out. Winners included U.S. natural gas exploration & production company Pioneer Natural Resources, whose huge share-price gain was fueled by the company's expanded oil production and rising oil prices. The fund's number one contributor was U.S. biotechnology company Gilead Sciences, whose stock soared as the company neared approval for its promising new hepatitis C treatment. In the information technology sector, an investment in electronic-payment processor MasterCard took off, thanks to higher transaction volumes that were the result of increasing numbers of consumers worldwide shopping online and choosing to pay with debit and credit instead of cash or checks. By contrast, investments in the consumer discretionary sector detracted, as did a small stake in emerging markets, positioning in core European countries and a modest cash position. Individual disappointments included cellular-tower operator American Tower, which saw slowing growth prospects in the U.S. pressure its return. We sold the position before period end. Untimely ownership of biotechnology leader Amgen also hurt. We exited soon after the company announced an acquisition that we thought would take some time to pay off, but the stock continued to rise.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.44%
Actual		$ 1,000.00	$ 1,123.10	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class T	1.71%
Actual		$ 1,000.00	$ 1,121.80	$ 9.15
Hypothetical A		$ 1,000.00	$ 1,016.59	$ 8.69
Class B	2.20%
Actual		$ 1,000.00	$ 1,119.00	$ 11.75
Hypothetical A		$ 1,000.00	$ 1,014.12	$ 11.17
Class C	2.18%
Actual		$ 1,000.00	$ 1,119.20	$ 11.64
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
Worldwide	1.10%
Actual		$ 1,000.00	$ 1,125.30	$ 5.89
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,124.90	$ 6.21
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United States of America*	52.6%
Japan	8.4%
United Kingdom	7.2%
France	4.9%
Germany	4.0%
Ireland	3.3%
Switzerland	3.1%
Sweden	1.9%
Spain	1.7%
Other	12.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United States of America*	50.3%
Japan	10.1%
United Kingdom	7.6%
France	4.4%
Germany	3.7%
Switzerland	3.0%
Ireland	2.9%
Canada	2.1%
Australia	1.8%
Other	14.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.2	97.3
Bonds	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.7	2.6
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America, IT Services)	2.8	2.6
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.3	2.2
McGraw-Hill Companies, Inc. (United States of America, Diversified Financial Services)	2.2	0.0
Bank of America Corp. (United States of America, Diversified Financial Services)	2.2	1.4
Google, Inc. Class A (United States of America, Internet Software & Services)	2.0	2.5
Pioneer Natural Resources Co. (United States of America, Oil, Gas & Consumable Fuels)	2.0	1.0
Visa, Inc. Class A (United States of America, IT Services)	1.9	0.7
Cummins, Inc. (United States of America, Machinery)	1.9	0.1
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.8	1.3
Actavis PLC (Ireland, Pharmaceuticals)	1.6	0.2
	20.7
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	20.0
Information Technology	15.6	12.5
Health Care	14.1	13.1
Consumer Discretionary	12.6	15.0
Industrials	12.2	10.5
Energy	8.9	5.7
Consumer Staples	6.3	10.2
Materials	5.4	6.1
Telecommunication Services	2.0	2.1
Utilities	0.2	1.1

Annual Report

Fidelity Worldwide Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.5%
Ansell Ltd.	142,537	$ 2,625,670
Australia & New Zealand Banking Group Ltd.	392,333	12,548,330
Ramsay Health Care Ltd.	105,887	3,883,069
Woodside Petroleum Ltd.	89,610	3,287,856
TOTAL AUSTRALIA		22,344,925
Austria - 0.1%
Andritz AG	28,200	1,737,152
Bailiwick of Jersey - 1.2%
Experian PLC	368,600	7,505,868
Wolseley PLC	90,926	4,900,027
WPP PLC	245,700	5,219,909
TOTAL BAILIWICK OF JERSEY		17,625,804
Belgium - 1.0%
Anheuser-Busch InBev SA NV	71,611	7,423,464
KBC Groupe SA	141,183	7,696,402
TOTAL BELGIUM		15,119,866
Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,157,165
Brazil - 0.1%
Arezzo Industria e Comercio SA	63,900	955,562
British Virgin Islands - 0.3%
Luxoft Holding, Inc.	57,700	1,685,994
Mail.Ru Group Ltd. GDR (Reg. S)	73,000	2,692,240
Michael Kors Holdings Ltd. (a)	11,000	846,450
TOTAL BRITISH VIRGIN ISLANDS		5,224,684
Canada - 0.5%
Canadian Pacific Railway Ltd.	3,000	428,830
Constellation Software, Inc.	9,700	1,767,053
InterOil Corp. (a)(d)	10,500	729,225
Suncor Energy, Inc.	123,400	4,484,368
TOTAL CANADA		7,409,476
Cayman Islands - 0.7%
58.com, Inc. ADR	4,000	96,480
Baidu.com, Inc. sponsored ADR (a)	20,300	3,266,270
Cimc Enric Holdings Ltd.	1,020,000	1,436,657
ENN Energy Holdings Ltd.	314,000	1,860,996
Eurasia Drilling Co. Ltd. GDR (Reg. S)	43,500	1,842,225
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,132,351
Sands China Ltd.	90,400	642,466
Youku Tudou, Inc. ADR (a)(d)	27,400	746,376
TOTAL CAYMAN ISLANDS		11,023,821
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	35,844

	Shares	Value
Denmark - 0.2%
Novo Nordisk A/S Series B	22,916	$ 3,816,720
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	809,640
Sampo Oyj (A Shares)	107,000	5,068,793
TOTAL FINLAND		5,878,433
France - 4.9%
Arkema SA	29,430	3,341,337
Atos Origin SA	24,326	2,076,840
AXA SA	327,500	8,181,802
BNP Paribas SA	93,030	6,889,028
Bureau Veritas SA	86,700	2,618,024
Danone SA	56,400	4,182,641
Edenred SA	73,500	2,497,361
Havas SA	344,900	2,873,415
Iliad SA	12,793	2,925,057
Kering SA	22,350	5,078,355
Lafarge SA (Bearer)	37,800	2,616,444
LVMH Moet Hennessy - Louis Vuitton SA	33,006	6,354,611
Sanofi SA	53,719	5,727,694
Schneider Electric SA	84,600	7,127,414
Technip SA	11,800	1,236,055
Total SA	173,600	10,650,877
TOTAL FRANCE		74,376,955
Germany - 3.3%
Aareal Bank AG (a)	63,891	2,457,137
adidas AG	33,400	3,812,931
BASF AG	77,939	8,109,115
Bayer AG	91,200	11,335,105
Brenntag AG	27,600	4,676,743
GEA Group AG	75,747	3,296,198
GSW Immobilien AG	28,483	1,324,543
HeidelbergCement Finance AG	53,600	4,225,340
KION Group AG (a)	45,449	1,851,251
LEG Immobilien AG	19,100	1,089,187
Siemens AG	68,079	8,699,973
TOTAL GERMANY		50,877,523
Hong Kong - 0.8%
AIA Group Ltd.	1,263,600	6,413,345
Techtronic Industries Co. Ltd.	2,334,000	5,870,373
TOTAL HONG KONG		12,283,718
India - 0.3%
Housing Development Finance Corp. Ltd.	256,407	3,557,718
United Spirits Ltd.	27,317	1,141,082
TOTAL INDIA		4,698,800
Indonesia - 0.0%
PT Tower Bersama Infrastructure Tbk	990,500	500,849
Ireland - 3.3%
Actavis PLC (a)	153,200	23,681,656
Common Stocks - continued
	Shares	Value
Ireland - continued
Alkermes PLC (a)	84,000	$ 2,955,960
Bank of Ireland (a)	8,957,800	3,260,264
Eaton Corp. PLC	96,000	6,773,760
Greencore Group PLC	509,900	1,472,450
James Hardie Industries PLC CDI	365,087	3,771,527
Kerry Group PLC Class A	58,400	3,739,835
Trinity Biotech PLC sponsored ADR	193,741	4,843,525
TOTAL IRELAND		50,498,977
Italy - 0.5%
De Longhi SpA	141,700	2,193,282
Moleskine SpA	397,400	971,226
Tod's SpA	7,333	1,221,648
UniCredit SpA	225,700	1,697,701
World Duty Free SpA (a)	159,397	1,765,998
TOTAL ITALY		7,849,855
Japan - 8.0%
ABC-MART, Inc.	48,600	2,430,533
Aozora Bank Ltd.	983,000	2,857,615
ARNEST ONE Corp.	41,000	1,124,133
Astellas Pharma, Inc.	47,400	2,642,379
Cosmos Pharmaceutical Corp.	12,200	1,486,333
Daikin Industries Ltd.	67,300	3,871,997
Don Quijote Co. Ltd.	109,500	7,289,030
Hajime Construction Co. Ltd.	4,500	310,282
Harmonic Drive Systems, Inc.	64,400	1,386,409
Hitachi Ltd.	313,000	2,189,469
Japan Exchange Group, Inc.	159,500	3,708,080
Japan Tobacco, Inc.	273,400	9,892,619
Kakaku.com, Inc.	123,200	2,382,853
KDDI Corp.	129,000	6,986,187
Keyence Corp.	18,460	7,911,772
Leopalace21 Corp. (a)	421,900	2,929,044
Miraca Holdings, Inc.	12,400	558,720
Mitsubishi UFJ Financial Group, Inc.	1,099,300	7,000,636
Nomura Real Estate Holdings, Inc.	35,200	890,610
Omron Corp.	75,500	2,881,172
ORIX Corp.	554,600	9,606,275
Park24 Co. Ltd.	83,900	1,638,111
Rakuten, Inc.	316,000	4,117,366
Santen Pharmaceutical Co. Ltd.	71,900	3,650,056
Seven & i Holdings Co., Ltd.	134,700	4,985,063
Shinsei Bank Ltd.	1,543,000	3,612,636
Ship Healthcare Holdings, Inc.	67,000	2,749,303
SoftBank Corp.	129,700	9,685,854
Toyota Motor Corp.	173,400	11,242,942
USS Co. Ltd.	28,800	421,762
TOTAL JAPAN		122,439,241
Kenya - 0.1%
Safaricom Ltd.	18,905,500	2,093,228

	Shares	Value
Korea (South) - 0.4%
Hyundai Motor Co.	12,766	$ 3,043,303
NHN Corp.	4,224	2,376,118
Orion Corp.	742	723,626
TOTAL KOREA (SOUTH)		6,143,047
Luxembourg - 0.2%
Brait SA	363,375	1,770,045
Eurofins Scientific SA	3,000	822,593
TOTAL LUXEMBOURG		2,592,638
Mexico - 0.1%
Alsea S.A.B. de CV	519,500	1,615,767
Netherlands - 1.6%
AEGON NV	292,700	2,328,980
ASML Holding NV	45,507	4,306,782
European Aeronautic Defence and Space Co. (EADS) NV	24,000	1,649,177
Exact Holdings NV	10,177	269,517
Koninklijke Ahold NV	149,342	2,842,823
Koninklijke Philips Electronics NV	155,100	5,481,348
Randstad Holding NV	44,718	2,759,840
Royal DSM NV	32,700	2,476,988
Yandex NV (a)	54,300	2,001,498
TOTAL NETHERLANDS		24,116,953
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	459,616	2,866,303
Norway - 0.4%
DNB ASA	365,200	6,472,077
Philippines - 0.1%
Alliance Global Group, Inc.	1,671,800	1,019,367
Russia - 0.2%
Mobile TeleSystems OJSC sponsored ADR	143,200	3,264,960
Singapore - 1.0%
Avago Technologies Ltd.	278,000	12,629,540
Global Logistic Properties Ltd.	1,015,000	2,524,835
TOTAL SINGAPORE		15,154,375
South Africa - 0.6%
Distell Group Ltd.	126,410	1,693,652
Naspers Ltd. Class N	80,100	7,492,357
TOTAL SOUTH AFRICA		9,186,009
Spain - 1.7%
Amadeus IT Holding SA Class A	82,100	3,048,739
Antena 3 de Television SA	93,500	1,567,828
Banco Bilbao Vizcaya Argentaria SA	799,331	9,341,727
Criteria CaixaCorp SA (d)	259,900	1,351,175
Distribuidora Internacional de Alimentacion SA	352,600	3,223,374
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA ADR	75,442	$ 2,275,331
Inditex SA	28,781	4,728,366
TOTAL SPAIN		25,536,540
Sweden - 1.9%
ASSA ABLOY AB (B Shares)	110,600	5,490,701
Intrum Justitia AB	115,000	3,061,319
Investment AB Kinnevik (B Shares)	145,500	5,361,903
Nordea Bank AB	374,200	4,792,957
Svenska Cellulosa AB (SCA) (B Shares)	222,500	6,317,852
Svenska Handelsbanken AB (A Shares)	77,300	3,502,331
TOTAL SWEDEN		28,527,063
Switzerland - 3.1%
Actelion Ltd.	13,000	1,006,502
Credit Suisse Group	63,657	1,980,240
Lonza Group AG	47,211	4,219,774
Partners Group Holding AG	13,818	3,580,329
Roche Holding AG (participation certificate)	49,858	13,803,196
Schindler Holding AG (participation certificate)	15,402	2,184,645
SGS SA (Reg.)	490	1,148,113
Swatch Group AG (Bearer)	2,200	1,407,505
Syngenta AG (Switzerland)	11,110	4,484,181
UBS AG	506,231	9,791,049
Zurich Insurance Group AG	10,593	2,929,171
TOTAL SWITZERLAND		46,534,705
Taiwan - 0.3%
ECLAT Textile Co. Ltd.	149,940	1,647,888
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	2,597,103
TOTAL TAIWAN		4,244,991
United Kingdom - 7.2%
Aberdeen Asset Management PLC	355,842	2,526,997
Alabama Noor Hospitals Group PLC (a)	169,000	2,303,284
Associated British Foods PLC	96,800	3,518,591
Barclays PLC	1,419,228	5,971,353
BG Group PLC	240,300	4,906,758
BHP Billiton PLC	154,101	4,755,325
British American Tobacco PLC (United Kingdom)	49,900	2,753,097
Croda International PLC	38,600	1,507,671
Diageo PLC	264,983	8,446,990
Foxtons Group PLC	134,300	686,385
Hikma Pharmaceuticals PLC	239,015	4,602,672
Hilton Food Group PLC	262,800	1,803,479
HSBC Holdings PLC (United Kingdom)	756,850	8,296,094
Intertek Group PLC	55,600	2,970,446
ITV PLC	907,700	2,778,370
Jazztel PLC (a)	284,917	3,125,716
Legal & General Group PLC	1,589,267	5,511,823

	Shares	Value
Liberty Global PLC Class A (a)	37,000	$ 2,899,690
London Stock Exchange Group PLC	107,700	2,835,507
Meggitt PLC	419,676	3,852,401
Next PLC	57,000	4,976,392
Ocado Group PLC (a)	511,100	3,556,620
Persimmon PLC	129,000	2,616,508
Reckitt Benckiser Group PLC	48,500	3,770,042
Rolls-Royce Group PLC	271,600	5,008,060
Rotork PLC	44,510	2,043,247
Royal Mail PLC	106,500	956,268
SABMiller PLC	92,100	4,805,284
Taylor Wimpey PLC	1,155,900	2,042,414
The Restaurant Group PLC	123,700	1,142,442
Ultra Electronics Holdings PLC	36,900	1,144,260
Vodafone Group PLC	420,400	1,539,825
TOTAL UNITED KINGDOM		109,654,011
United States of America - 49.8%
A.O. Smith Corp.	21,000	1,084,650
Accuray, Inc. (a)	235,000	1,586,250
Adobe Systems, Inc. (a)	289,000	15,663,800
Agios Pharmaceuticals, Inc. (d)	20,000	463,200
Alexion Pharmaceuticals, Inc. (a)	44,000	5,409,800
Alliance Data Systems Corp. (a)	6,000	1,422,360
Amazon.com, Inc. (a)	23,000	8,372,690
American International Group, Inc.	145,000	7,489,250
Ameriprise Financial, Inc.	175,400	17,634,716
Amphenol Corp. Class A	15,000	1,204,350
Applied Micro Circuits Corp. (a)	104,000	1,212,640
Bank of America Corp.	2,436,400	34,012,144
Beam, Inc.	23,900	1,608,470
Biogen Idec, Inc. (a)	66,000	16,116,540
Bluebird Bio, Inc. (d)	27,100	575,875
Boston Scientific Corp. (a)	275,300	3,218,257
Bristol-Myers Squibb Co.	87,000	4,569,240
Cabot Oil & Gas Corp.	1,002,000	35,390,640
CalAmp Corp. (a)	14,000	329,420
Callidus Software, Inc. (a)	50,000	517,500
CBS Corp. Class B	171,000	10,112,940
Celldex Therapeutics, Inc. (a)	89,100	2,041,281
Citigroup, Inc.	204,000	9,951,120
Criteo SA sponsored ADR	1,823	64,370
Cummins, Inc.	223,000	28,325,460
Discovery Communications, Inc. Class A (a)	42,000	3,734,640
Eastman Chemical Co.	292,500	23,046,075
Ecolab, Inc.	168,000	17,808,000
EOG Resources, Inc.	97,000	17,304,800
EQT Corp.	138,000	11,814,180
Estee Lauder Companies, Inc. Class A	12,800	908,288
Facebook, Inc. Class A (a)	78,000	3,920,280
FedEx Corp.	134,000	17,554,000
Gilead Sciences, Inc. (a)	382,000	27,118,180
Google, Inc. Class A (a)	30,200	31,123,516
Common Stocks - continued
	Shares	Value
United States of America - continued
Guidewire Software, Inc. (a)	53,000	$ 2,688,160
H&R Block, Inc.	56,000	1,592,640
Halozyme Therapeutics, Inc. (a)(d)	236,000	2,749,400
HealthStream, Inc. (a)	12,000	428,640
Illumina, Inc. (a)	174,500	16,317,495
inContact, Inc. (a)	102,506	778,021
Intercept Pharmaceuticals, Inc.	47,667	2,585,458
Johnson Controls, Inc.	66,000	3,045,900
KAR Auction Services, Inc.	7,000	208,040
KKR & Co. LP	157,000	3,446,150
Kroger Co.	414,300	17,748,612
MasterCard, Inc. Class A	60,400	43,312,839
McGraw-Hill Companies, Inc.	491,200	34,226,816
McKesson Corp.	23,000	3,595,820
Medivation, Inc. (a)	59,800	3,579,628
Monster Beverage Corp. (a)	3,000	171,690
Morgan Stanley	405,000	11,635,650
Netflix, Inc. (a)	28,000	9,029,440
Noble Energy, Inc.	156,000	11,689,080
Norfolk Southern Corp.	161,000	13,849,220
Pharmacyclics, Inc. (a)	14,300	1,696,552
Phillips 66 Partners LP	49,875	1,675,800
Pioneer Natural Resources Co.	151,900	31,106,082
priceline.com, Inc. (a)	7,700	8,114,491
Proto Labs, Inc. (a)	33,000	2,767,380
PVH Corp.	53,000	6,602,210
Regeneron Pharmaceuticals, Inc. (a)	11,231	3,230,036
Rock-Tenn Co. Class A	11,000	1,177,110
salesforce.com, Inc. (a)	48,900	2,609,304
ServiceNow, Inc. (a)	226,000	12,341,860
Sirius XM Radio, Inc.	607,000	2,288,390
Sohu.com, Inc. (a)	19,300	1,292,328
Spirit Airlines, Inc. (a)	59,900	2,584,685
SS&C Technologies Holdings, Inc. (a)	82,900	3,257,970
Synageva BioPharma Corp. (a)	15,100	767,080
Teledyne Technologies, Inc. (a)	16,000	1,421,120
The Blackstone Group LP	421,000	11,063,880
The Boeing Co.	56,000	7,308,000
The Cooper Companies, Inc.	109,800	14,187,258
TJX Companies, Inc.	227,900	13,854,041
TripAdvisor, Inc. (a)	71,000	5,872,410
Twenty-First Century Fox, Inc. Class A	212,000	7,224,960
United Therapeutics Corp. (a)	35,000	3,098,200
Visa, Inc. Class A	149,900	29,480,833
W.R. Grace & Co. (a)	18,000	1,649,880
Web.com Group, Inc. (a)	137,100	3,694,845
WhiteWave Foods Co.	40,000	800,400
Workday, Inc. Class A	218,300	16,344,121
Xylem, Inc.	88,000	3,036,000
Yahoo!, Inc. (a)	399,000	13,139,070
TOTAL UNITED STATES OF AMERICA		759,073,917

	Shares	Value
US Virgin Islands - 0.0%
Altisource Residential Corp. Class B	25,000	$ 664,250
TOTAL COMMON STOCKS (Cost $1,165,169,491)		1,465,615,571
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG	39,200	9,963,495
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	23,357,600	37,452
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,496,985)		10,000,947
Convertible Bonds - 0.1%
	Principal Amount
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20	$ 700,000	954,310
Radian Group, Inc. 2.25% 3/1/19	620,000	935,394
TOTAL CONVERTIBLE BONDS (Cost $1,320,000)		1,889,704
Government Obligations - 0.0%

United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 1/2/14 (e) (Cost $414,989)	415,000	414,982
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	45,067,881	45,067,881
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,680,338	4,680,338
TOTAL MONEY MARKET FUNDS (Cost $49,748,219)		49,748,219
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,224,149,684)		1,527,669,423
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,644,309)
NET ASSETS - 100%		$ 1,525,025,114
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
92 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 6,653,900	$ 248,032

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $414,982.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,995
Fidelity Securities Lending Cash Central Fund	356,949
Total	$ 407,944
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 195,094,745	$ 168,158,697	$ 25,501,633	$ 1,434,415
Consumer Staples	96,269,397	61,281,831	34,987,566	-
Energy	136,117,946	125,467,069	10,650,877	-
Financials	302,503,944	230,929,341	71,574,603	-
Health Care	213,703,702	194,558,830	19,144,872	-
Industrials	178,362,200	157,284,362	21,077,838	-
Information Technology	238,545,382	220,583,013	17,962,369	-
Materials	80,101,344	70,861,838	9,239,506	-
Telecommunication Services	30,899,697	12,687,831	18,211,866	-
Utilities	4,018,161	4,018,161	-	-
Corporate Bonds	1,889,704	-	1,889,704	-
Government Obligations	414,982	-	414,982	-
Money Market Funds	49,748,219	49,748,219	-	-
Total Investments in Securities:	$ 1,527,669,423	$ 1,295,579,192	$ 230,655,816	$ 1,434,415
Derivative Instruments:
Assets
Futures Contracts	$ 248,032	$ 248,032	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 43,000,101
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 248,032	$ -
Total Value of Derivatives	$ 248,032	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,617,353) - See accompanying schedule: Unaffiliated issuers (cost $1,174,401,466)	$ 1,477,921,205
Fidelity Central Funds (cost $49,748,218)	49,748,218
Total Investments (cost $1,224,149,684)		$ 1,527,669,423
Cash		46,236
Foreign currency held at value (cost $145)		145
Receivable for investments sold		52,033,895
Receivable for fund shares sold		1,918,441
Dividends receivable		1,641,222
Interest receivable		3,492
Distributions receivable from Fidelity Central Funds		12,107
Prepaid expenses		4,783
Other receivables		265,654
Total assets		1,583,595,398

Liabilities
Payable for investments purchased	$ 51,567,924
Payable for fund shares redeemed	859,404
Accrued management fee	988,981
Distribution and service plan fees payable	18,778
Payable for daily variation margin for derivative instruments	57,500
Other affiliated payables	294,730
Other payables and accrued expenses	102,629
Collateral on securities loaned, at value	4,680,338
Total liabilities		58,570,284

Net Assets		$ 1,525,025,114
Net Assets consist of:
Paid in capital		$ 1,104,816,841
Undistributed net investment income		5,154,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,364,032
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,690,159
Net Assets		$ 1,525,025,114

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,661,272 ÷ 1,138,130 shares)	$ 25.18

Maximum offering price per share (100/94.25 of $25.18)	$ 26.72
Class T: Net Asset Value and redemption price per share ($9,822,410 ÷ 392,095 shares)	$ 25.05

Maximum offering price per share (100/96.50 of $25.05)	$ 25.96
Class B: Net Asset Value and offering price per share ($709,889 ÷ 28,601 shares)A	$ 24.82

Class C: Net Asset Value and offering price per share ($10,777,727 ÷ 434,922 shares)A	$ 24.78

Worldwide: Net Asset Value, offering price and redemption price per share ($1,464,415,231 ÷ 57,635,498 shares)	$ 25.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,638,585 ÷ 420,307 shares)	$ 25.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013
Investment Income
Dividends		$ 20,251,766
Interest		18,336
Income from Fidelity Central Funds		407,944
Income before foreign taxes withheld		20,678,046
Less foreign taxes withheld		(1,095,825)
Total income		19,582,221

Expenses
Management fee Basic fee	$ 9,069,757
Performance adjustment	1,622,176
Transfer agent fees	2,711,063
Distribution and service plan fees	156,379
Accounting and security lending fees	588,006
Custodian fees and expenses	172,916
Independent trustees' compensation	7,367
Registration fees	94,174
Audit	74,846
Legal	4,009
Miscellaneous	10,331
Total expenses before reductions	14,511,024
Expense reductions	(321,971)	14,189,053
Net investment income (loss)		5,393,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	124,060,205
Foreign currency transactions	(172,714)
Futures contracts	3,571,502
Total net realized gain (loss)		127,458,993
Change in net unrealized appreciation (depreciation) on: Investment securities	200,652,376
Assets and liabilities in foreign currencies	(4,939)
Futures contracts	248,032
Total change in net unrealized appreciation (depreciation)		200,895,469
Net gain (loss)		328,354,462
Net increase (decrease) in net assets resulting from operations		$ 333,747,630

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,393,168	$ 9,012,042
Net realized gain (loss)	127,458,993	52,879,353
Change in net unrealized appreciation (depreciation)	200,895,469	45,589,333
Net increase (decrease) in net assets resulting from operations	333,747,630	107,480,728
Distributions to shareholders from net investment income	(8,778,977)	(4,089,511)
Distributions to shareholders from net realized gain	(4,461,887)	-
Total distributions	(13,240,864)	(4,089,511)
Share transactions - net increase (decrease)	92,658,787	(126,253,328)
Redemption fees	24,982	23,898
Total increase (decrease) in net assets	413,190,535	(22,838,213)

Net Assets
Beginning of period	1,111,834,579	1,134,672,792
End of period (including undistributed net investment income of $5,154,082 and undistributed net investment income of $7,478,979, respectively)	$ 1,525,025,114	$ 1,111,834,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	5.66	1.72	.47	2.63	4.09
Total from investment operations	5.68	1.82	.52	2.66	4.08
Distributions from net investment income	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	29.10%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45%	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.45%	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.42%	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	.09%	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,661	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	5.63	1.73	.45	2.62	4.07
Total from investment operations	5.59	1.78	.46	2.61	4.06
Distributions from net investment income	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	28.73%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71%	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.70%	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.68%	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.16)%	.26%	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,822	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.14)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	5.59	1.71	.47	2.61	4.04
Total from investment operations	5.45	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(.07)	-	-	(.01)	-
Total distributions	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	28.13%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.17%	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.65)%	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 710	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.14)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	5.58	1.71	.47	2.61	4.05
Total from investment operations	5.44	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.03)	-
Distributions from net realized gain	(.07)	-	-	(.02)	-
Total distributions	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	28.12%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.14%	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.12%	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.60)%	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,778	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Worldwide

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Income from Investment Operations
Net investment income (loss) B	.10	.16	.11	.08	.12
Net realized and unrealized gain (loss)	5.70	1.74	.48	2.63	1.63
Total from investment operations	5.80	1.90	.59	2.71	1.75
Distributions from net investment income	(.16)	(.07)	(.10)	(.10)	(.17)
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.24)	(.07)	(.15)	(.11) G	(.17)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Total Return A	29.54%	10.56%	3.32%	18.18%	13.39%
Ratios to Average Net Assets C, E
Expenses before reductions	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of fee waivers, if any	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of all reductions	1.08%	1.09%	1.05%	1.12%	1.24%
Net investment income (loss)	.43%	.84%	.60%	.50%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996
Portfolio turnover rate D	161%	186%	203%	166%	224%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.08	.14	.10	.07	.06
Net realized and unrealized gain (loss)	5.68	1.74	.47	2.63	4.06
Total from investment operations	5.76	1.88	.57	2.70	4.12
Distributions from net investment income	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	29.44%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.14%	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.37%	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,639	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Worldwide Fund

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 303,709,710
Gross unrealized depreciation	(8,652,395)
Net unrealized appreciation (depreciation) on securities and other investments	$ 295,057,315

Tax Cost	$ 1,232,612,108

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 60,493,370
Undistributed long-term capital gain	$ 64,735,706
Net unrealized appreciation (depreciation)	$ 294,979,703

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 9,335,754	$ 4,089,511
Long-term Capital Gain	3,905,110	-
Total	$ 13,240,864	$ 4,089,511

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,571,502 and a change in net unrealized appreciation (depreciation) of $248,032 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,101,815,224 and $2,010,981,925, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56,465	$ 3,136
Class T	.25%	.25%	36,494	-
Class B	.75%	.25%	5,173	3,899
Class C	.75%	.25%	58,247	12,257
			$ 156,379	$ 19,292

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,423
Class T	2,887
Class B*	453
Class C*	1,575
$ 19,338

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 67,227.30
Class T	22,437.31
Class B	1,543.30
Class C	15,419.26
Worldwide	2,587,472.21
Institutional Class	16,965.27
	$ 2,711,063

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,416 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,710 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

8. Security Lending - continued

cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $356,949, including $3,404 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $307,457 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $92.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14,422.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 102,433	$ 16,598
Class T	21,836	-
Class B	-	-
Class C	-	-
Worldwide	8,622,428	4,059,519
Institutional Class	32,280	13,394
Total	$ 8,778,977	$ 4,089,511
From net realized gain
Class A	$ 75,180	$ -
Class T	23,606	-
Class B	1,126	-
Class C	6,545	-
Worldwide	4,338,328	-
Institutional Class	17,102	-
Total	$ 4,461,887	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	491,761	433,206	$ 11,054,215	$ 8,109,308
Reinvestment of distributions	6,945	720	138,266	12,524
Shares redeemed	(311,295)	(218,566)	(6,852,432)	(4,053,305)
Net increase (decrease)	187,411	215,360	$ 4,340,049	$ 4,068,527
Class T
Shares sold	169,111	202,603	$ 3,777,852	$ 3,780,147
Reinvestment of distributions	2,272	-	45,089	-
Shares redeemed	(62,341)	(42,181)	(1,376,268)	(800,428)
Net increase (decrease)	109,042	160,422	$ 2,446,673	$ 2,979,719
Class B
Shares sold	20,337	4,060	$ 444,905	$ 73,532
Reinvestment of distributions	53	-	1,043	-
Shares redeemed	(7,424)	(2,808)	(167,624)	(51,407)
Net increase (decrease)	12,966	1,252	$ 278,324	$ 22,125

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class C
Shares sold	396,584	38,075	$ 8,655,233	$ 696,495
Reinvestment of distributions	325	-	6,404	-
Shares redeemed	(50,941)	(22,245)	(1,138,699)	(407,626)
Net increase (decrease)	345,968	15,830	$ 7,522,938	$ 288,869
Worldwide
Shares sold	11,150,143	8,155,382	$ 252,015,125	$ 150,136,706
Reinvestment of distributions	628,809	226,349	12,588,791	3,956,581
Shares redeemed	(8,612,327)	(15,784,478)	(191,232,967)	(288,554,381)
Net increase (decrease)	3,166,625	(7,402,747)	$ 73,370,949	$ (134,461,094)
Institutional Class
Shares sold	275,603	111,552	$ 6,347,280	$ 2,100,045
Reinvestment of distributions	2,425	745	48,393	12,982
Shares redeemed	(74,630)	(67,062)	(1,695,819)	(1,264,501)
Net increase (decrease)	203,398	45,235	$ 4,699,854	$ 848,526

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Worldwide Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Worldwide Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Worldwide Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Worldwide voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/9/13	12/6/13	$0.044	$1.979
Class T	12/9/13	12/6/13	$0.000	$1.979
Class B	12/9/13	12/6/13	$0.000	$1.891
Class C	12/9/13	12/6/13	$0.000	$1.950

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013, $66,159,543, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 92%, and Class T designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A and Class T designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Worldwide Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Annual Report

Fidelity Worldwide Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Worldwide Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class ranked below its competitive median for 2012 and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AWLD-UANN-1213
1.883445.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Institutional Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Worldwide Fund

Contents

Performance	3	How the fund has done over time.
Management's Discussion of Fund Performance	80	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	81	An example of shareholder expenses.
Investment Changes	81	A summary of major shifts in the fund's investments over the past six months.
Investments	83	A complete list of the fund's investments with their market values.
Financial Statements	93	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	103	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	110
Trustees and Officers	110
Distributions	116
Board Approval of Investment Advisory Contracts and Management Fees	117

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	29.44%	14.63%	8.99%

A The initial offering of Institutional Class took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Worldwide Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Worldwide Fund - Institutional Class, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from William Kennedy, Lead Portfolio Manager of Fidelity Advisor® Worldwide Fund and manager of its non-U.S. equity subportfolio, and Co-Portfolio Manager Stephen DuFour, who manages the fund's U.S. equity subportfolio: For the year, the fund's Institutional Class shares returned 29.44%, versus 26.29% for the MSCI® World Index. Security selection that focused on companies with above-average earnings growth, good balance sheets and reasonable share prices drove the fund's performance relative to the index. Regionally, investment choices in the U.S. helped the most, while among sectors, energy and information technology stood out. Winners included U.S. natural gas exploration & production company Pioneer Natural Resources, whose huge share-price gain was fueled by the company's expanded oil production and rising oil prices. The fund's number one contributor was U.S. biotechnology company Gilead Sciences, whose stock soared as the company neared approval for its promising new hepatitis C treatment. In the information technology sector, an investment in electronic-payment processor MasterCard took off, thanks to higher transaction volumes that were the result of increasing numbers of consumers worldwide shopping online and choosing to pay with debit and credit instead of cash or checks. By contrast, investments in the consumer discretionary sector detracted, as did a small stake in emerging markets, positioning in core European countries and a modest cash position. Individual disappointments included cellular-tower operator American Tower, which saw slowing growth prospects in the U.S. pressure its return. We sold the position before period end. Untimely ownership of biotechnology leader Amgen also hurt. We exited soon after the company announced an acquisition that we thought would take some time to pay off, but the stock continued to rise.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.44%
Actual		$ 1,000.00	$ 1,123.10	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class T	1.71%
Actual		$ 1,000.00	$ 1,121.80	$ 9.15
Hypothetical A		$ 1,000.00	$ 1,016.59	$ 8.69
Class B	2.20%
Actual		$ 1,000.00	$ 1,119.00	$ 11.75
Hypothetical A		$ 1,000.00	$ 1,014.12	$ 11.17
Class C	2.18%
Actual		$ 1,000.00	$ 1,119.20	$ 11.64
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
Worldwide	1.10%
Actual		$ 1,000.00	$ 1,125.30	$ 5.89
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,124.90	$ 6.21
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United States of America*	52.6%
Japan	8.4%
United Kingdom	7.2%
France	4.9%
Germany	4.0%
Ireland	3.3%
Switzerland	3.1%
Sweden	1.9%
Spain	1.7%
Other	12.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United States of America*	50.3%
Japan	10.1%
United Kingdom	7.6%
France	4.4%
Germany	3.7%
Switzerland	3.0%
Ireland	2.9%
Canada	2.1%
Australia	1.8%
Other	14.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.2	97.3
Bonds	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.7	2.6
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America, IT Services)	2.8	2.6
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.3	2.2
McGraw-Hill Companies, Inc. (United States of America, Diversified Financial Services)	2.2	0.0
Bank of America Corp. (United States of America, Diversified Financial Services)	2.2	1.4
Google, Inc. Class A (United States of America, Internet Software & Services)	2.0	2.5
Pioneer Natural Resources Co. (United States of America, Oil, Gas & Consumable Fuels)	2.0	1.0
Visa, Inc. Class A (United States of America, IT Services)	1.9	0.7
Cummins, Inc. (United States of America, Machinery)	1.9	0.1
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.8	1.3
Actavis PLC (Ireland, Pharmaceuticals)	1.6	0.2
	20.7
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	20.0
Information Technology	15.6	12.5
Health Care	14.1	13.1
Consumer Discretionary	12.6	15.0
Industrials	12.2	10.5
Energy	8.9	5.7
Consumer Staples	6.3	10.2
Materials	5.4	6.1
Telecommunication Services	2.0	2.1
Utilities	0.2	1.1

Annual Report

Fidelity Worldwide Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.5%
Ansell Ltd.	142,537	$ 2,625,670
Australia & New Zealand Banking Group Ltd.	392,333	12,548,330
Ramsay Health Care Ltd.	105,887	3,883,069
Woodside Petroleum Ltd.	89,610	3,287,856
TOTAL AUSTRALIA		22,344,925
Austria - 0.1%
Andritz AG	28,200	1,737,152
Bailiwick of Jersey - 1.2%
Experian PLC	368,600	7,505,868
Wolseley PLC	90,926	4,900,027
WPP PLC	245,700	5,219,909
TOTAL BAILIWICK OF JERSEY		17,625,804
Belgium - 1.0%
Anheuser-Busch InBev SA NV	71,611	7,423,464
KBC Groupe SA	141,183	7,696,402
TOTAL BELGIUM		15,119,866
Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,157,165
Brazil - 0.1%
Arezzo Industria e Comercio SA	63,900	955,562
British Virgin Islands - 0.3%
Luxoft Holding, Inc.	57,700	1,685,994
Mail.Ru Group Ltd. GDR (Reg. S)	73,000	2,692,240
Michael Kors Holdings Ltd. (a)	11,000	846,450
TOTAL BRITISH VIRGIN ISLANDS		5,224,684
Canada - 0.5%
Canadian Pacific Railway Ltd.	3,000	428,830
Constellation Software, Inc.	9,700	1,767,053
InterOil Corp. (a)(d)	10,500	729,225
Suncor Energy, Inc.	123,400	4,484,368
TOTAL CANADA		7,409,476
Cayman Islands - 0.7%
58.com, Inc. ADR	4,000	96,480
Baidu.com, Inc. sponsored ADR (a)	20,300	3,266,270
Cimc Enric Holdings Ltd.	1,020,000	1,436,657
ENN Energy Holdings Ltd.	314,000	1,860,996
Eurasia Drilling Co. Ltd. GDR (Reg. S)	43,500	1,842,225
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,132,351
Sands China Ltd.	90,400	642,466
Youku Tudou, Inc. ADR (a)(d)	27,400	746,376
TOTAL CAYMAN ISLANDS		11,023,821
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	35,844

	Shares	Value
Denmark - 0.2%
Novo Nordisk A/S Series B	22,916	$ 3,816,720
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	809,640
Sampo Oyj (A Shares)	107,000	5,068,793
TOTAL FINLAND		5,878,433
France - 4.9%
Arkema SA	29,430	3,341,337
Atos Origin SA	24,326	2,076,840
AXA SA	327,500	8,181,802
BNP Paribas SA	93,030	6,889,028
Bureau Veritas SA	86,700	2,618,024
Danone SA	56,400	4,182,641
Edenred SA	73,500	2,497,361
Havas SA	344,900	2,873,415
Iliad SA	12,793	2,925,057
Kering SA	22,350	5,078,355
Lafarge SA (Bearer)	37,800	2,616,444
LVMH Moet Hennessy - Louis Vuitton SA	33,006	6,354,611
Sanofi SA	53,719	5,727,694
Schneider Electric SA	84,600	7,127,414
Technip SA	11,800	1,236,055
Total SA	173,600	10,650,877
TOTAL FRANCE		74,376,955
Germany - 3.3%
Aareal Bank AG (a)	63,891	2,457,137
adidas AG	33,400	3,812,931
BASF AG	77,939	8,109,115
Bayer AG	91,200	11,335,105
Brenntag AG	27,600	4,676,743
GEA Group AG	75,747	3,296,198
GSW Immobilien AG	28,483	1,324,543
HeidelbergCement Finance AG	53,600	4,225,340
KION Group AG (a)	45,449	1,851,251
LEG Immobilien AG	19,100	1,089,187
Siemens AG	68,079	8,699,973
TOTAL GERMANY		50,877,523
Hong Kong - 0.8%
AIA Group Ltd.	1,263,600	6,413,345
Techtronic Industries Co. Ltd.	2,334,000	5,870,373
TOTAL HONG KONG		12,283,718
India - 0.3%
Housing Development Finance Corp. Ltd.	256,407	3,557,718
United Spirits Ltd.	27,317	1,141,082
TOTAL INDIA		4,698,800
Indonesia - 0.0%
PT Tower Bersama Infrastructure Tbk	990,500	500,849
Ireland - 3.3%
Actavis PLC (a)	153,200	23,681,656
Common Stocks - continued
	Shares	Value
Ireland - continued
Alkermes PLC (a)	84,000	$ 2,955,960
Bank of Ireland (a)	8,957,800	3,260,264
Eaton Corp. PLC	96,000	6,773,760
Greencore Group PLC	509,900	1,472,450
James Hardie Industries PLC CDI	365,087	3,771,527
Kerry Group PLC Class A	58,400	3,739,835
Trinity Biotech PLC sponsored ADR	193,741	4,843,525
TOTAL IRELAND		50,498,977
Italy - 0.5%
De Longhi SpA	141,700	2,193,282
Moleskine SpA	397,400	971,226
Tod's SpA	7,333	1,221,648
UniCredit SpA	225,700	1,697,701
World Duty Free SpA (a)	159,397	1,765,998
TOTAL ITALY		7,849,855
Japan - 8.0%
ABC-MART, Inc.	48,600	2,430,533
Aozora Bank Ltd.	983,000	2,857,615
ARNEST ONE Corp.	41,000	1,124,133
Astellas Pharma, Inc.	47,400	2,642,379
Cosmos Pharmaceutical Corp.	12,200	1,486,333
Daikin Industries Ltd.	67,300	3,871,997
Don Quijote Co. Ltd.	109,500	7,289,030
Hajime Construction Co. Ltd.	4,500	310,282
Harmonic Drive Systems, Inc.	64,400	1,386,409
Hitachi Ltd.	313,000	2,189,469
Japan Exchange Group, Inc.	159,500	3,708,080
Japan Tobacco, Inc.	273,400	9,892,619
Kakaku.com, Inc.	123,200	2,382,853
KDDI Corp.	129,000	6,986,187
Keyence Corp.	18,460	7,911,772
Leopalace21 Corp. (a)	421,900	2,929,044
Miraca Holdings, Inc.	12,400	558,720
Mitsubishi UFJ Financial Group, Inc.	1,099,300	7,000,636
Nomura Real Estate Holdings, Inc.	35,200	890,610
Omron Corp.	75,500	2,881,172
ORIX Corp.	554,600	9,606,275
Park24 Co. Ltd.	83,900	1,638,111
Rakuten, Inc.	316,000	4,117,366
Santen Pharmaceutical Co. Ltd.	71,900	3,650,056
Seven & i Holdings Co., Ltd.	134,700	4,985,063
Shinsei Bank Ltd.	1,543,000	3,612,636
Ship Healthcare Holdings, Inc.	67,000	2,749,303
SoftBank Corp.	129,700	9,685,854
Toyota Motor Corp.	173,400	11,242,942
USS Co. Ltd.	28,800	421,762
TOTAL JAPAN		122,439,241
Kenya - 0.1%
Safaricom Ltd.	18,905,500	2,093,228

	Shares	Value
Korea (South) - 0.4%
Hyundai Motor Co.	12,766	$ 3,043,303
NHN Corp.	4,224	2,376,118
Orion Corp.	742	723,626
TOTAL KOREA (SOUTH)		6,143,047
Luxembourg - 0.2%
Brait SA	363,375	1,770,045
Eurofins Scientific SA	3,000	822,593
TOTAL LUXEMBOURG		2,592,638
Mexico - 0.1%
Alsea S.A.B. de CV	519,500	1,615,767
Netherlands - 1.6%
AEGON NV	292,700	2,328,980
ASML Holding NV	45,507	4,306,782
European Aeronautic Defence and Space Co. (EADS) NV	24,000	1,649,177
Exact Holdings NV	10,177	269,517
Koninklijke Ahold NV	149,342	2,842,823
Koninklijke Philips Electronics NV	155,100	5,481,348
Randstad Holding NV	44,718	2,759,840
Royal DSM NV	32,700	2,476,988
Yandex NV (a)	54,300	2,001,498
TOTAL NETHERLANDS		24,116,953
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	459,616	2,866,303
Norway - 0.4%
DNB ASA	365,200	6,472,077
Philippines - 0.1%
Alliance Global Group, Inc.	1,671,800	1,019,367
Russia - 0.2%
Mobile TeleSystems OJSC sponsored ADR	143,200	3,264,960
Singapore - 1.0%
Avago Technologies Ltd.	278,000	12,629,540
Global Logistic Properties Ltd.	1,015,000	2,524,835
TOTAL SINGAPORE		15,154,375
South Africa - 0.6%
Distell Group Ltd.	126,410	1,693,652
Naspers Ltd. Class N	80,100	7,492,357
TOTAL SOUTH AFRICA		9,186,009
Spain - 1.7%
Amadeus IT Holding SA Class A	82,100	3,048,739
Antena 3 de Television SA	93,500	1,567,828
Banco Bilbao Vizcaya Argentaria SA	799,331	9,341,727
Criteria CaixaCorp SA (d)	259,900	1,351,175
Distribuidora Internacional de Alimentacion SA	352,600	3,223,374
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA ADR	75,442	$ 2,275,331
Inditex SA	28,781	4,728,366
TOTAL SPAIN		25,536,540
Sweden - 1.9%
ASSA ABLOY AB (B Shares)	110,600	5,490,701
Intrum Justitia AB	115,000	3,061,319
Investment AB Kinnevik (B Shares)	145,500	5,361,903
Nordea Bank AB	374,200	4,792,957
Svenska Cellulosa AB (SCA) (B Shares)	222,500	6,317,852
Svenska Handelsbanken AB (A Shares)	77,300	3,502,331
TOTAL SWEDEN		28,527,063
Switzerland - 3.1%
Actelion Ltd.	13,000	1,006,502
Credit Suisse Group	63,657	1,980,240
Lonza Group AG	47,211	4,219,774
Partners Group Holding AG	13,818	3,580,329
Roche Holding AG (participation certificate)	49,858	13,803,196
Schindler Holding AG (participation certificate)	15,402	2,184,645
SGS SA (Reg.)	490	1,148,113
Swatch Group AG (Bearer)	2,200	1,407,505
Syngenta AG (Switzerland)	11,110	4,484,181
UBS AG	506,231	9,791,049
Zurich Insurance Group AG	10,593	2,929,171
TOTAL SWITZERLAND		46,534,705
Taiwan - 0.3%
ECLAT Textile Co. Ltd.	149,940	1,647,888
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	2,597,103
TOTAL TAIWAN		4,244,991
United Kingdom - 7.2%
Aberdeen Asset Management PLC	355,842	2,526,997
Alabama Noor Hospitals Group PLC (a)	169,000	2,303,284
Associated British Foods PLC	96,800	3,518,591
Barclays PLC	1,419,228	5,971,353
BG Group PLC	240,300	4,906,758
BHP Billiton PLC	154,101	4,755,325
British American Tobacco PLC (United Kingdom)	49,900	2,753,097
Croda International PLC	38,600	1,507,671
Diageo PLC	264,983	8,446,990
Foxtons Group PLC	134,300	686,385
Hikma Pharmaceuticals PLC	239,015	4,602,672
Hilton Food Group PLC	262,800	1,803,479
HSBC Holdings PLC (United Kingdom)	756,850	8,296,094
Intertek Group PLC	55,600	2,970,446
ITV PLC	907,700	2,778,370
Jazztel PLC (a)	284,917	3,125,716
Legal & General Group PLC	1,589,267	5,511,823

	Shares	Value
Liberty Global PLC Class A (a)	37,000	$ 2,899,690
London Stock Exchange Group PLC	107,700	2,835,507
Meggitt PLC	419,676	3,852,401
Next PLC	57,000	4,976,392
Ocado Group PLC (a)	511,100	3,556,620
Persimmon PLC	129,000	2,616,508
Reckitt Benckiser Group PLC	48,500	3,770,042
Rolls-Royce Group PLC	271,600	5,008,060
Rotork PLC	44,510	2,043,247
Royal Mail PLC	106,500	956,268
SABMiller PLC	92,100	4,805,284
Taylor Wimpey PLC	1,155,900	2,042,414
The Restaurant Group PLC	123,700	1,142,442
Ultra Electronics Holdings PLC	36,900	1,144,260
Vodafone Group PLC	420,400	1,539,825
TOTAL UNITED KINGDOM		109,654,011
United States of America - 49.8%
A.O. Smith Corp.	21,000	1,084,650
Accuray, Inc. (a)	235,000	1,586,250
Adobe Systems, Inc. (a)	289,000	15,663,800
Agios Pharmaceuticals, Inc. (d)	20,000	463,200
Alexion Pharmaceuticals, Inc. (a)	44,000	5,409,800
Alliance Data Systems Corp. (a)	6,000	1,422,360
Amazon.com, Inc. (a)	23,000	8,372,690
American International Group, Inc.	145,000	7,489,250
Ameriprise Financial, Inc.	175,400	17,634,716
Amphenol Corp. Class A	15,000	1,204,350
Applied Micro Circuits Corp. (a)	104,000	1,212,640
Bank of America Corp.	2,436,400	34,012,144
Beam, Inc.	23,900	1,608,470
Biogen Idec, Inc. (a)	66,000	16,116,540
Bluebird Bio, Inc. (d)	27,100	575,875
Boston Scientific Corp. (a)	275,300	3,218,257
Bristol-Myers Squibb Co.	87,000	4,569,240
Cabot Oil & Gas Corp.	1,002,000	35,390,640
CalAmp Corp. (a)	14,000	329,420
Callidus Software, Inc. (a)	50,000	517,500
CBS Corp. Class B	171,000	10,112,940
Celldex Therapeutics, Inc. (a)	89,100	2,041,281
Citigroup, Inc.	204,000	9,951,120
Criteo SA sponsored ADR	1,823	64,370
Cummins, Inc.	223,000	28,325,460
Discovery Communications, Inc. Class A (a)	42,000	3,734,640
Eastman Chemical Co.	292,500	23,046,075
Ecolab, Inc.	168,000	17,808,000
EOG Resources, Inc.	97,000	17,304,800
EQT Corp.	138,000	11,814,180
Estee Lauder Companies, Inc. Class A	12,800	908,288
Facebook, Inc. Class A (a)	78,000	3,920,280
FedEx Corp.	134,000	17,554,000
Gilead Sciences, Inc. (a)	382,000	27,118,180
Google, Inc. Class A (a)	30,200	31,123,516
Common Stocks - continued
	Shares	Value
United States of America - continued
Guidewire Software, Inc. (a)	53,000	$ 2,688,160
H&R Block, Inc.	56,000	1,592,640
Halozyme Therapeutics, Inc. (a)(d)	236,000	2,749,400
HealthStream, Inc. (a)	12,000	428,640
Illumina, Inc. (a)	174,500	16,317,495
inContact, Inc. (a)	102,506	778,021
Intercept Pharmaceuticals, Inc.	47,667	2,585,458
Johnson Controls, Inc.	66,000	3,045,900
KAR Auction Services, Inc.	7,000	208,040
KKR & Co. LP	157,000	3,446,150
Kroger Co.	414,300	17,748,612
MasterCard, Inc. Class A	60,400	43,312,839
McGraw-Hill Companies, Inc.	491,200	34,226,816
McKesson Corp.	23,000	3,595,820
Medivation, Inc. (a)	59,800	3,579,628
Monster Beverage Corp. (a)	3,000	171,690
Morgan Stanley	405,000	11,635,650
Netflix, Inc. (a)	28,000	9,029,440
Noble Energy, Inc.	156,000	11,689,080
Norfolk Southern Corp.	161,000	13,849,220
Pharmacyclics, Inc. (a)	14,300	1,696,552
Phillips 66 Partners LP	49,875	1,675,800
Pioneer Natural Resources Co.	151,900	31,106,082
priceline.com, Inc. (a)	7,700	8,114,491
Proto Labs, Inc. (a)	33,000	2,767,380
PVH Corp.	53,000	6,602,210
Regeneron Pharmaceuticals, Inc. (a)	11,231	3,230,036
Rock-Tenn Co. Class A	11,000	1,177,110
salesforce.com, Inc. (a)	48,900	2,609,304
ServiceNow, Inc. (a)	226,000	12,341,860
Sirius XM Radio, Inc.	607,000	2,288,390
Sohu.com, Inc. (a)	19,300	1,292,328
Spirit Airlines, Inc. (a)	59,900	2,584,685
SS&C Technologies Holdings, Inc. (a)	82,900	3,257,970
Synageva BioPharma Corp. (a)	15,100	767,080
Teledyne Technologies, Inc. (a)	16,000	1,421,120
The Blackstone Group LP	421,000	11,063,880
The Boeing Co.	56,000	7,308,000
The Cooper Companies, Inc.	109,800	14,187,258
TJX Companies, Inc.	227,900	13,854,041
TripAdvisor, Inc. (a)	71,000	5,872,410
Twenty-First Century Fox, Inc. Class A	212,000	7,224,960
United Therapeutics Corp. (a)	35,000	3,098,200
Visa, Inc. Class A	149,900	29,480,833
W.R. Grace & Co. (a)	18,000	1,649,880
Web.com Group, Inc. (a)	137,100	3,694,845
WhiteWave Foods Co.	40,000	800,400
Workday, Inc. Class A	218,300	16,344,121
Xylem, Inc.	88,000	3,036,000
Yahoo!, Inc. (a)	399,000	13,139,070
TOTAL UNITED STATES OF AMERICA		759,073,917

	Shares	Value
US Virgin Islands - 0.0%
Altisource Residential Corp. Class B	25,000	$ 664,250
TOTAL COMMON STOCKS (Cost $1,165,169,491)		1,465,615,571
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG	39,200	9,963,495
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	23,357,600	37,452
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,496,985)		10,000,947
Convertible Bonds - 0.1%
	Principal Amount
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20	$ 700,000	954,310
Radian Group, Inc. 2.25% 3/1/19	620,000	935,394
TOTAL CONVERTIBLE BONDS (Cost $1,320,000)		1,889,704
Government Obligations - 0.0%

United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 1/2/14 (e) (Cost $414,989)	415,000	414,982
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	45,067,881	45,067,881
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,680,338	4,680,338
TOTAL MONEY MARKET FUNDS (Cost $49,748,219)		49,748,219
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,224,149,684)		1,527,669,423
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,644,309)
NET ASSETS - 100%		$ 1,525,025,114
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
92 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 6,653,900	$ 248,032

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $414,982.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,995
Fidelity Securities Lending Cash Central Fund	356,949
Total	$ 407,944
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 195,094,745	$ 168,158,697	$ 25,501,633	$ 1,434,415
Consumer Staples	96,269,397	61,281,831	34,987,566	-
Energy	136,117,946	125,467,069	10,650,877	-
Financials	302,503,944	230,929,341	71,574,603	-
Health Care	213,703,702	194,558,830	19,144,872	-
Industrials	178,362,200	157,284,362	21,077,838	-
Information Technology	238,545,382	220,583,013	17,962,369	-
Materials	80,101,344	70,861,838	9,239,506	-
Telecommunication Services	30,899,697	12,687,831	18,211,866	-
Utilities	4,018,161	4,018,161	-	-
Corporate Bonds	1,889,704	-	1,889,704	-
Government Obligations	414,982	-	414,982	-
Money Market Funds	49,748,219	49,748,219	-	-
Total Investments in Securities:	$ 1,527,669,423	$ 1,295,579,192	$ 230,655,816	$ 1,434,415
Derivative Instruments:
Assets
Futures Contracts	$ 248,032	$ 248,032	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 43,000,101
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 248,032	$ -
Total Value of Derivatives	$ 248,032	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,617,353) - See accompanying schedule: Unaffiliated issuers (cost $1,174,401,466)	$ 1,477,921,205
Fidelity Central Funds (cost $49,748,218)	49,748,218
Total Investments (cost $1,224,149,684)		$ 1,527,669,423
Cash		46,236
Foreign currency held at value (cost $145)		145
Receivable for investments sold		52,033,895
Receivable for fund shares sold		1,918,441
Dividends receivable		1,641,222
Interest receivable		3,492
Distributions receivable from Fidelity Central Funds		12,107
Prepaid expenses		4,783
Other receivables		265,654
Total assets		1,583,595,398

Liabilities
Payable for investments purchased	$ 51,567,924
Payable for fund shares redeemed	859,404
Accrued management fee	988,981
Distribution and service plan fees payable	18,778
Payable for daily variation margin for derivative instruments	57,500
Other affiliated payables	294,730
Other payables and accrued expenses	102,629
Collateral on securities loaned, at value	4,680,338
Total liabilities		58,570,284

Net Assets		$ 1,525,025,114
Net Assets consist of:
Paid in capital		$ 1,104,816,841
Undistributed net investment income		5,154,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,364,032
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,690,159
Net Assets		$ 1,525,025,114

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,661,272 ÷ 1,138,130 shares)	$ 25.18

Maximum offering price per share (100/94.25 of $25.18)	$ 26.72
Class T: Net Asset Value and redemption price per share ($9,822,410 ÷ 392,095 shares)	$ 25.05

Maximum offering price per share (100/96.50 of $25.05)	$ 25.96
Class B: Net Asset Value and offering price per share ($709,889 ÷ 28,601 shares)A	$ 24.82

Class C: Net Asset Value and offering price per share ($10,777,727 ÷ 434,922 shares)A	$ 24.78

Worldwide: Net Asset Value, offering price and redemption price per share ($1,464,415,231 ÷ 57,635,498 shares)	$ 25.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,638,585 ÷ 420,307 shares)	$ 25.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013
Investment Income
Dividends		$ 20,251,766
Interest		18,336
Income from Fidelity Central Funds		407,944
Income before foreign taxes withheld		20,678,046
Less foreign taxes withheld		(1,095,825)
Total income		19,582,221

Expenses
Management fee Basic fee	$ 9,069,757
Performance adjustment	1,622,176
Transfer agent fees	2,711,063
Distribution and service plan fees	156,379
Accounting and security lending fees	588,006
Custodian fees and expenses	172,916
Independent trustees' compensation	7,367
Registration fees	94,174
Audit	74,846
Legal	4,009
Miscellaneous	10,331
Total expenses before reductions	14,511,024
Expense reductions	(321,971)	14,189,053
Net investment income (loss)		5,393,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	124,060,205
Foreign currency transactions	(172,714)
Futures contracts	3,571,502
Total net realized gain (loss)		127,458,993
Change in net unrealized appreciation (depreciation) on: Investment securities	200,652,376
Assets and liabilities in foreign currencies	(4,939)
Futures contracts	248,032
Total change in net unrealized appreciation (depreciation)		200,895,469
Net gain (loss)		328,354,462
Net increase (decrease) in net assets resulting from operations		$ 333,747,630

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,393,168	$ 9,012,042
Net realized gain (loss)	127,458,993	52,879,353
Change in net unrealized appreciation (depreciation)	200,895,469	45,589,333
Net increase (decrease) in net assets resulting from operations	333,747,630	107,480,728
Distributions to shareholders from net investment income	(8,778,977)	(4,089,511)
Distributions to shareholders from net realized gain	(4,461,887)	-
Total distributions	(13,240,864)	(4,089,511)
Share transactions - net increase (decrease)	92,658,787	(126,253,328)
Redemption fees	24,982	23,898
Total increase (decrease) in net assets	413,190,535	(22,838,213)

Net Assets
Beginning of period	1,111,834,579	1,134,672,792
End of period (including undistributed net investment income of $5,154,082 and undistributed net investment income of $7,478,979, respectively)	$ 1,525,025,114	$ 1,111,834,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	5.66	1.72	.47	2.63	4.09
Total from investment operations	5.68	1.82	.52	2.66	4.08
Distributions from net investment income	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	29.10%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45%	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.45%	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.42%	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	.09%	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,661	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	5.63	1.73	.45	2.62	4.07
Total from investment operations	5.59	1.78	.46	2.61	4.06
Distributions from net investment income	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	28.73%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71%	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.70%	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.68%	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.16)%	.26%	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,822	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.14)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	5.59	1.71	.47	2.61	4.04
Total from investment operations	5.45	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(.07)	-	-	(.01)	-
Total distributions	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	28.13%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.17%	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.65)%	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 710	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.14)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	5.58	1.71	.47	2.61	4.05
Total from investment operations	5.44	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.03)	-
Distributions from net realized gain	(.07)	-	-	(.02)	-
Total distributions	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	28.12%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.14%	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.12%	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.60)%	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,778	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Worldwide

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Income from Investment Operations
Net investment income (loss) B	.10	.16	.11	.08	.12
Net realized and unrealized gain (loss)	5.70	1.74	.48	2.63	1.63
Total from investment operations	5.80	1.90	.59	2.71	1.75
Distributions from net investment income	(.16)	(.07)	(.10)	(.10)	(.17)
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.24)	(.07)	(.15)	(.11) G	(.17)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Total Return A	29.54%	10.56%	3.32%	18.18%	13.39%
Ratios to Average Net Assets C, E
Expenses before reductions	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of fee waivers, if any	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of all reductions	1.08%	1.09%	1.05%	1.12%	1.24%
Net investment income (loss)	.43%	.84%	.60%	.50%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996
Portfolio turnover rate D	161%	186%	203%	166%	224%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.08	.14	.10	.07	.06
Net realized and unrealized gain (loss)	5.68	1.74	.47	2.63	4.06
Total from investment operations	5.76	1.88	.57	2.70	4.12
Distributions from net investment income	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	29.44%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.14%	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.37%	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,639	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Worldwide Fund

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 303,709,710
Gross unrealized depreciation	(8,652,395)
Net unrealized appreciation (depreciation) on securities and other investments	$ 295,057,315

Tax Cost	$ 1,232,612,108

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 60,493,370
Undistributed long-term capital gain	$ 64,735,706
Net unrealized appreciation (depreciation)	$ 294,979,703

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 9,335,754	$ 4,089,511
Long-term Capital Gain	3,905,110	-
Total	$ 13,240,864	$ 4,089,511

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,571,502 and a change in net unrealized appreciation (depreciation) of $248,032 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,101,815,224 and $2,010,981,925, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56,465	$ 3,136
Class T	.25%	.25%	36,494	-
Class B	.75%	.25%	5,173	3,899
Class C	.75%	.25%	58,247	12,257
			$ 156,379	$ 19,292

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,423
Class T	2,887
Class B*	453
Class C*	1,575
$ 19,338

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 67,227.30
Class T	22,437.31
Class B	1,543.30
Class C	15,419.26
Worldwide	2,587,472.21
Institutional Class	16,965.27
	$ 2,711,063

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,416 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,710 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

8. Security Lending - continued

cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $356,949, including $3,404 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $307,457 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $92.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14,422.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 102,433	$ 16,598
Class T	21,836	-
Class B	-	-
Class C	-	-
Worldwide	8,622,428	4,059,519
Institutional Class	32,280	13,394
Total	$ 8,778,977	$ 4,089,511
From net realized gain
Class A	$ 75,180	$ -
Class T	23,606	-
Class B	1,126	-
Class C	6,545	-
Worldwide	4,338,328	-
Institutional Class	17,102	-
Total	$ 4,461,887	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	491,761	433,206	$ 11,054,215	$ 8,109,308
Reinvestment of distributions	6,945	720	138,266	12,524
Shares redeemed	(311,295)	(218,566)	(6,852,432)	(4,053,305)
Net increase (decrease)	187,411	215,360	$ 4,340,049	$ 4,068,527
Class T
Shares sold	169,111	202,603	$ 3,777,852	$ 3,780,147
Reinvestment of distributions	2,272	-	45,089	-
Shares redeemed	(62,341)	(42,181)	(1,376,268)	(800,428)
Net increase (decrease)	109,042	160,422	$ 2,446,673	$ 2,979,719
Class B
Shares sold	20,337	4,060	$ 444,905	$ 73,532
Reinvestment of distributions	53	-	1,043	-
Shares redeemed	(7,424)	(2,808)	(167,624)	(51,407)
Net increase (decrease)	12,966	1,252	$ 278,324	$ 22,125

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class C
Shares sold	396,584	38,075	$ 8,655,233	$ 696,495
Reinvestment of distributions	325	-	6,404	-
Shares redeemed	(50,941)	(22,245)	(1,138,699)	(407,626)
Net increase (decrease)	345,968	15,830	$ 7,522,938	$ 288,869
Worldwide
Shares sold	11,150,143	8,155,382	$ 252,015,125	$ 150,136,706
Reinvestment of distributions	628,809	226,349	12,588,791	3,956,581
Shares redeemed	(8,612,327)	(15,784,478)	(191,232,967)	(288,554,381)
Net increase (decrease)	3,166,625	(7,402,747)	$ 73,370,949	$ (134,461,094)
Institutional Class
Shares sold	275,603	111,552	$ 6,347,280	$ 2,100,045
Reinvestment of distributions	2,425	745	48,393	12,982
Shares redeemed	(74,630)	(67,062)	(1,695,819)	(1,264,501)
Net increase (decrease)	203,398	45,235	$ 4,699,854	$ 848,526

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Worldwide Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Worldwide Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Worldwide Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Worldwide voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class I	12/9/13	12/6/13	$0.088	$1.979

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013, $66,159,543, or, if subsequently determined to be different, the net capital gain of such year.

Class I designates 68% of the dividends distributed in during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class I designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Worldwide Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Annual Report

Fidelity Worldwide Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Worldwide Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class ranked below its competitive median for 2012 and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AWLDI-UANN-1213
1.883436.104

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Diversified International Fund

Fidelity International Capital Appreciation Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Fidelity® Diversified International Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
	(Click Here)	Report of Independent Registered Public Accounting Firm
Fidelity International Capital Appreciation Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
	(Click Here)	Report of Independent Registered Public Accounting Firm
Fidelity Overseas Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
	(Click Here)	Report of Independent Registered Public Accounting Firm
Fidelity Worldwide Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
	(Click Here)	Report of Independent Registered Public Accounting Firm
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Diversified International	.94%
Actual		$ 1,000.00	$ 1,096.20	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79
Class K	.81%
Actual		$ 1,000.00	$ 1,097.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity® Diversified International Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Diversified International Fund	25.66%	12.17%	7.85%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Diversified International Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE ® Index performed over the same period.

Annual Report

Fidelity Diversified International Fund

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from William Bower, Portfolio Manager of Fidelity® Diversified International Fund: For the year, the fund's Retail Class shares gained 25.66%, lagging the 27.02% return of the MSCI® EAFE® Index. Security selection in Europe and among banks and automotive-related stocks hurt the fund the most versus the index, followed by exposure to weak-performing emerging markets and a modest cash position, held for liquidity purposes. Conversely, some good picks in the U.K. and Japan and among gaming and Internet-related stocks helped narrow the performance gap. Among specific fund positions, underweighting Toyota Motor and Daimler detracted, while overweighting ORIX and SoftBank, both based in Japan, helped. I favored Honda over Toyota because of its motorcycles business and its finance facility, and because I thought the recovery in margins looked a little better for Honda. I was wrong: Toyota recovered quite sharply. I avoided Daimler because I think it has not executed as well as Volkswagen. VW is the biggest carmaker in China that is not locally owned, and China accounts for a good part of VW's earnings. I maintained the fund's automotive positioning through period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
Japan	17.2%
United Kingdom	16.9%
United States of America*	9.1%
Germany	9.1%
France	8.7%
Switzerland	6.1%
Australia	3.4%
Canada	2.9%
Spain	2.8%
Other	23.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United Kingdom	17.0%
Japan	15.6%
United States of America*	10.3%
Germany	9.6%
France	7.6%
Switzerland	5.5%
Australia	4.0%
Canada	3.1%
Netherlands	3.0%
Other	24.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	95.3
Investment Companies	0.3	0.5
Short-Term Investments and Net Other Assets (Liabilities)	1.9	4.2
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA (France, Pharmaceuticals)	2.5	2.7
ORIX Corp. (Japan, Diversified Financial Services)	2.1	1.9
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.8	2.0
Bayer AG (Germany, Pharmaceuticals)	1.7	1.4
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	1.6
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.5	0.8
Japan Tobacco, Inc. (Japan, Tobacco)	1.5	1.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5	2.0
UBS AG (Switzerland, Capital Markets)	1.3	1.1
Nestle SA (Switzerland, Food Products)	1.3	1.8
	16.8
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	20.3
Consumer Discretionary	17.6	15.2
Health Care	12.9	13.5
Consumer Staples	12.0	15.1
Information Technology	8.5	8.5
Industrials	7.3	6.9
Materials	6.3	6.9
Telecommunication Services	4.9	3.8
Energy	3.4	4.2
Utilities	0.3	0.0

Annual Report

Fidelity Diversified International Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 3.4%
Ansell Ltd.	2,715,502	$ 50,022,190
Australia & New Zealand Banking Group Ltd.	8,056,553	257,679,791
BHP Billiton Ltd. sponsored ADR (d)	4,306,764	304,445,147
CSL Ltd.	2,093,966	137,548,281
Telstra Corp. Ltd.	8,177,319	40,035,148
Westfield Group unit	8,390,026	85,800,794
TOTAL AUSTRALIA		875,531,351
Austria - 0.2%
Andritz AG	675,900	41,636,195
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	29,452,783	168,780,693
Bailiwick of Jersey - 1.8%
Experian PLC	9,868,172	200,947,363
Shire PLC	1,224,700	54,303,735
Wolseley PLC	1,424,607	76,772,462
WPP PLC	6,745,809	143,315,049
TOTAL BAILIWICK OF JERSEY		475,338,609
Belgium - 2.7%
Anheuser-Busch InBev SA NV	4,048,330	419,665,009
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,250,900	7,129
KBC Groupe SA	4,332,813	236,197,506
UCB SA	698,200	45,901,243
TOTAL BELGIUM		701,770,887
Bermuda - 0.1%
Bunge Ltd.	478,600	39,307,418
Brazil - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,594,800	27,797,364
TIM Participacoes SA sponsored ADR	1,924,200	48,913,164
TOTAL BRAZIL		76,710,528
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,173,627	147,222,499
Canadian Natural Resources Ltd.	2,431,200	77,157,635
CGI Group, Inc. Class A (sub. vtg.) (a)	4,261,200	142,959,551
Painted Pony Petroleum Ltd. (a)(e)	3,912,270	25,702,824
Painted Pony Petroleum Ltd. (a)(e)(f)	1,460,500	9,595,190
Potash Corp. of Saskatchewan, Inc.	2,013,200	62,559,517
Suncor Energy, Inc.	3,362,300	122,186,301
Tourmaline Oil Corp. (a)	1,111,900	43,115,252
TransForce, Inc.	1,194,200	26,446,150
Valeant Pharmaceuticals International, Inc. (Canada) (a)	978,800	103,404,613
TOTAL CANADA		760,349,532
Cayman Islands - 1.5%
Baidu.com, Inc. sponsored ADR (a)	868,884	139,803,436

	Shares	Value
Sands China Ltd.	22,466,000	$ 159,664,207
SINA Corp. (a)	614,300	51,330,908
Tencent Holdings Ltd.	947,600	51,725,051
TOTAL CAYMAN ISLANDS		402,523,602
Denmark - 1.6%
Genmab A/S (a)	883,200	38,345,825
Novo Nordisk A/S Series B	2,288,739	381,195,520
TOTAL DENMARK		419,541,345
Finland - 0.3%
Sampo Oyj (A Shares)	1,449,300	68,656,091
France - 8.7%
Air Liquide SA	449,100	61,159,482
Arkema SA	619,900	70,380,381
AXA SA	5,244,800	131,028,741
BNP Paribas SA	2,882,076	213,422,585
Bureau Veritas SA	2,881,000	86,995,713
Cap Gemini SA	1,263,800	83,136,540
Dassault Aviation SA	29,665	36,374,749
Edenred SA	1,576,290	53,558,699
Essilor International SA	491,319	52,766,690
Kering SA	1,059,500	240,739,021
LVMH Moet Hennessy - Louis Vuitton SA	706,617	136,044,230
Publicis Groupe SA	2,067,100	172,409,747
Renault SA	577,300	50,564,814
Sanofi SA	5,938,932	633,228,146
Schneider Electric SA	1,231,600	103,760,314
Total SA sponsored ADR (d)	2,073,300	126,844,494
TOTAL FRANCE		2,252,414,346
Germany - 7.4%
adidas AG	1,594,180	181,990,984
Allianz SE	633,091	106,501,876
BASF AG	2,644,947	275,191,878
Bayer AG	3,517,662	437,204,706
Brenntag AG	356,900	60,475,706
Continental AG	305,000	55,884,651
Deutsche Post AG	1,736,779	58,775,934
Fresenius SE & Co. KGaA	1,044,700	135,787,398
GFK AG	910,553	53,222,859
Linde AG	653,429	124,162,692
OSRAM Licht AG (a)	502,125	26,019,379
ProSiebenSat.1 Media AG	1,156,290	55,073,943
SAP AG	3,664,328	286,741,846
Siemens AG	522,740	66,802,152
TOTAL GERMANY		1,923,836,004
Common Stocks - continued
	Shares	Value
Hong Kong - 1.7%
AIA Group Ltd.	54,168,400	$ 274,929,257
Galaxy Entertainment Group Ltd. (a)	21,838,000	162,947,026
TOTAL HONG KONG		437,876,283
India - 1.5%
Apollo Hospitals Enterprise Ltd.	2,493,661	36,777,292
HDFC Bank Ltd.	10,072,492	111,857,894
Housing Development Finance Corp. Ltd.	7,279,660	101,007,292
ITC Ltd.	13,515,862	73,474,844
Mahindra & Mahindra Financial Services Ltd.	2,048,126	9,387,466
United Spirits Ltd.	1,242,152	51,887,018
TOTAL INDIA		384,391,806
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	26,967,000	18,898,929
Ireland - 1.0%
Accenture PLC Class A	319,077	23,452,160
Actavis PLC (a)	367,500	56,808,150
DCC PLC (United Kingdom)	885,900	39,758,453
Greencore Group PLC	8,322,078	24,031,859
Ryanair Holdings PLC sponsored ADR	2,169,700	108,940,637
TOTAL IRELAND		252,991,259
Israel - 0.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,600	4,695,594
Italy - 0.8%
Prada SpA	1,772,000	17,278,886
UniCredit SpA	16,317,500	122,739,175
World Duty Free SpA (a)	5,258,489	58,260,062
TOTAL ITALY		198,278,123
Japan - 16.6%
ACOM Co. Ltd. (a)	9,138,500	35,783,364
AEON Financial Service Co. Ltd. (d)	1,270,200	39,008,167
Aozora Bank Ltd.	23,073,000	67,074,012
Coca-Cola Central Japan Co. Ltd.	57,800	1,023,675
Cosmos Pharmaceutical Corp.	126,800	15,448,121
Credit Saison Co. Ltd.	3,809,500	104,267,615
Don Quijote Co. Ltd.	3,103,000	206,555,807
Fuji Heavy Industries Ltd.	1,789,300	48,922,208
GMO Internet, Inc.	2,425,200	27,569,852
Honda Motor Co. Ltd.	6,944,600	277,318,124
Hoya Corp.	5,859,600	140,509,511
Japan Exchange Group, Inc.	2,942,400	68,405,350
Japan Tobacco, Inc.	10,607,400	383,814,806
JSR Corp.	4,330,900	82,495,066
KDDI Corp.	3,114,600	168,675,805
Keyence Corp.	718,410	307,903,357
Miraca Holdings, Inc.	485,300	21,866,662
Mitsubishi UFJ Financial Group, Inc.	41,692,200	265,507,054

	Shares	Value
Monex Group, Inc.	4,779,100	$ 17,434,888
Nitori Holdings Co. Ltd.	431,600	40,486,551
Nitto Denko Corp.	275,400	14,442,240
Nomura Holdings, Inc.	12,178,900	89,965,950
Omron Corp.	1,373,500	52,414,441
ORIX Corp.	30,992,500	536,823,790
Rakuten, Inc.	17,945,600	233,824,717
Santen Pharmaceutical Co. Ltd.	757,800	38,470,270
Seven & i Holdings Co., Ltd.	3,531,700	130,703,401
SHIMANO, Inc.	822,300	71,971,077
Shinsei Bank Ltd.	35,450,000	82,999,311
Ship Healthcare Holdings, Inc.	403,400	16,553,263
SMC Corp.	49,600	11,547,785
SoftBank Corp.	5,397,900	403,109,283
Sumitomo Mitsui Financial Group, Inc.	2,768,900	133,837,255
Toyota Motor Corp. sponsored ADR	694,500	89,882,190
Tsuruha Holdings, Inc.	477,100	43,315,355
Yahoo! Japan Corp.	8,937,000	41,697,517
TOTAL JAPAN		4,311,627,840
Korea (South) - 1.0%
NHN Corp.	291,699	164,088,863
Orion Corp.	99,063	96,609,906
TOTAL KOREA (SOUTH)		260,698,769
Luxembourg - 0.1%
Eurofins Scientific SA	141,300	38,744,123
Mexico - 0.5%
America Movil S.A.B. de CV Series L sponsored ADR	3,650,500	78,157,205
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	286,216	26,703,953
Grupo Mexico SA de CV Series B	7,247,844	22,892,460
TOTAL MEXICO		127,753,618
Netherlands - 2.3%
AEGON NV	26,661,800	212,144,835
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,599,100	56,624,131
Royal DSM NV	733,100	55,531,499
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,715,657	266,245,433
TOTAL NETHERLANDS		590,545,898
Norway - 1.0%
DNB ASA	7,184,109	127,316,838
Telenor ASA	5,886,800	141,408,589
TOTAL NORWAY		268,725,427
Russia - 0.2%
Sberbank (Savings Bank of the Russian Federation)	17,144,700	54,955,844
Singapore - 0.6%
Global Logistic Properties Ltd.	27,354,000	68,043,681
Common Stocks - continued
	Shares	Value
Singapore - continued
Super Group Ltd. Singapore	1,786,000	$ 6,053,019
United Overseas Bank Ltd.	4,164,000	69,858,123
TOTAL SINGAPORE		143,954,823
South Africa - 1.0%
Nampak Ltd.	16,922,830	55,966,924
Naspers Ltd. Class N	2,175,499	203,490,830
TOTAL SOUTH AFRICA		259,457,754
Spain - 2.8%
Amadeus IT Holding SA Class A (d)	2,823,700	104,856,582
Antena 3 de Television SA	1,667,355	27,958,563
Banco Bilbao Vizcaya Argentaria SA	4,493,774	52,518,429
Grifols SA ADR	2,518,972	75,972,196
Iberdrola SA	11,191,411	70,323,100
Inditex SA	1,890,816	310,637,907
Prosegur Compania de Seguridad SA (Reg.)	12,418,795	73,853,891
TOTAL SPAIN		716,120,668
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	1,252,200	62,165,067
Atlas Copco AB (A Shares)	2,213,000	61,403,446
Investment AB Kinnevik (B Shares)	1,458,600	53,751,696
Nordea Bank AB	10,400,400	133,213,972
Svenska Cellulosa AB (SCA) (B Shares)	6,422,000	182,351,679
Svenska Handelsbanken AB (A Shares)	2,716,400	123,075,445
TOTAL SWEDEN		615,961,305
Switzerland - 6.1%
Actelion Ltd.	233,154	18,051,544
Compagnie Financiere Richemont SA Series A	1,379,631	141,483,071
Credit Suisse Group	6,601,990	205,374,485
Nestle SA	4,785,521	345,437,855
Roche Holding AG (participation certificate)	632,260	175,041,287
Schindler Holding AG (Reg.)	353,535	50,262,870
SGS SA (Reg.)	18,860	44,190,621
Syngenta AG (Switzerland)	644,364	260,076,067
UBS AG	18,330,345	354,528,485
TOTAL SWITZERLAND		1,594,446,285
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,905,200	127,124,732
United Kingdom - 16.9%
Alabama Noor Hospitals Group PLC (a)	2,676,300	36,475,025
Associated British Foods PLC	2,026,200	73,650,502
Barclays PLC	40,385,772	169,921,759
Barratt Developments PLC	4,998,800	26,858,519
BG Group PLC	8,681,479	177,269,716

	Shares	Value
British American Tobacco PLC sponsored ADR	1,999,000	$ 220,869,510
BT Group PLC	20,845,600	126,129,090
Bunzl PLC	929,270	20,517,183
Capita Group PLC	3,167,600	50,078,248
Compass Group PLC	5,541,800	79,704,928
Diageo PLC	1,645,474	52,453,563
Domino's Pizza UK & IRL PLC	4,563,900	42,882,058
easyJet PLC	2,478,300	52,015,815
Filtrona PLC	8,980,312	112,816,418
GlaxoSmithKline PLC	4,672,200	123,170,301
Hikma Pharmaceuticals PLC	3,052,187	58,775,458
HSBC Holdings PLC sponsored ADR (d)	8,309,757	457,369,025
IMI PLC	1,597,100	38,898,402
InterContinental Hotel Group PLC	2,038,600	59,398,208
ITV PLC	8,565,800	26,218,977
Jazztel PLC (a)	2,482,100	27,230,176
Johnson Matthey PLC	1,428,782	68,818,908
Kingfisher PLC	26,551,331	160,710,826
Lloyds Banking Group PLC (a)	111,498,600	137,901,387
Meggitt PLC	6,294,751	57,782,447
Next PLC	3,058,300	267,005,280
Prudential PLC	13,357,675	273,174,663
Reckitt Benckiser Group PLC	2,078,087	161,535,588
Reed Elsevier PLC	2,213,400	31,017,959
Rolls-Royce Group PLC	9,405,600	173,430,799
Royal Dutch Shell PLC Class B sponsored ADR	1,225,437	85,192,380
SABMiller PLC	2,010,000	104,871,019
Serco Group PLC	6,453,683	57,637,443
Spectris PLC	1,050,200	38,931,553
Standard Chartered PLC (United Kingdom)	8,814,556	211,928,220
Taylor Wimpey PLC	53,579,800	94,672,656
Travis Perkins PLC	2,801,680	83,375,487
Vodafone Group PLC sponsored ADR	7,366,000	271,216,120
Whitbread PLC	1,512,063	83,231,088
TOTAL UNITED KINGDOM		4,395,136,704
United States of America - 6.9%
AbbVie, Inc.	2,850,600	138,111,570
Alexion Pharmaceuticals, Inc. (a)	421,700	51,848,015
Amgen, Inc.	219,400	25,450,400
Anadarko Petroleum Corp.	438,300	41,765,607
BioMarin Pharmaceutical, Inc. (a)	571,200	35,882,784
Boston Scientific Corp. (a)	2,135,700	24,966,333
Celldex Therapeutics, Inc. (a)	501,313	11,485,081
D.R. Horton, Inc.	2,016,200	38,206,990
Fidelity National Information Services, Inc.	809,600	39,468,000
Gilead Sciences, Inc. (a)	2,435,500	172,896,145
Google, Inc. Class A (a)	65,805	67,817,317
Las Vegas Sands Corp.	2,375,400	166,800,588
Common Stocks - continued
	Shares	Value
United States of America - continued
MasterCard, Inc. Class A	222,260	$ 159,382,646
McGraw-Hill Companies, Inc.	1,723,800	120,114,384
Monsanto Co.	558,300	58,554,504
Noble Energy, Inc.	1,574,656	117,988,974
Perrigo Co.	584,500	80,596,705
PriceSmart, Inc.	274,700	31,258,113
The Blackstone Group LP	1,890,400	49,679,712
Time Warner, Inc.	813,800	55,940,612
Twenty-First Century Fox, Inc. Class B	1,847,200	62,804,800
ViroPharma, Inc. (a)	1,457,884	56,595,057
Visa, Inc. Class A	753,700	148,230,179
Yum! Brands, Inc.	583,100	39,429,222
TOTAL UNITED STATES OF AMERICA		1,795,273,738
TOTAL COMMON STOCKS (Cost $18,367,711,252)		24,804,056,123
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc. Series C (h)	770,400	6,224,832
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	1,693,200	183,225,702
Volkswagen AG	978,626	248,738,154
TOTAL GERMANY		431,963,856
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	808,881,600	1,296,961
TOTAL NONCONVERTIBLE PREFERRED STOCKS		433,260,817
TOTAL PREFERRED STOCKS (Cost $272,467,335)		439,485,649
Investment Companies - 0.3%

United States of America - 0.3%
WisdomTree Japan Hedged Equity ETF (Cost $67,418,863)	1,335,900	63,695,712
Government Obligations - 0.0%
	Principal Amount	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 11/7/13 to 1/2/14 (g) (Cost $10,299,799)	$ 10,300,000	$ 10,299,786
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	532,429,162	532,429,162
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	271,682,888	271,682,888
TOTAL MONEY MARKET FUNDS (Cost $804,112,050)		804,112,050
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $19,522,009,299)		26,121,649,320
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(147,464,399)
NET ASSETS - 100%		$ 25,974,184,921
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,328 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 168,372,600	$ 6,276,288

The face value of futures purchased as a percentage of net assets is 0.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,595,190 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,299,786.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,224,832 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,410,943
Fidelity Securities Lending Cash Central Fund	13,567,672
Total	$ 14,978,615
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 4,046,188	$ -	$ 2,553,704	$ -	$ -
Pactera Technology International Ltd. ADR (formerly HiSoft Technology International Ltd. ADR)	17,640,142	-	15,572,364	-	-
Painted Pony Petroleum Ltd. (144A)	26,878,078	-	9,015,534	-	9,595,190
Painted Pony Petroleum Ltd.	43,070,995	-	589,323	-	25,702,824
Total	$ 91,635,403	$ -	$ 27,730,925	$ -	$ 35,298,014
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,629,772,221	$ 3,685,070,697	$ 938,476,692	$ 6,224,832
Consumer Staples	3,081,166,976	1,423,052,629	1,658,107,218	7,129
Energy	854,615,737	854,615,737	-	-
Financials	6,222,865,829	3,264,337,136	2,958,528,693	-
Health Care	3,368,941,602	2,100,153,705	1,268,787,897	-
Industrials	1,882,344,502	1,803,994,565	78,349,937	-
Information Technology	2,199,144,042	1,342,307,518	856,836,524	-
Materials	1,629,493,183	1,272,479,810	357,013,373	-
Telecommunication Services	1,304,874,580	606,960,402	697,914,178	-
Utilities	70,323,100	70,323,100	-	-
Investment Companies	63,695,712	63,695,712	-	-
Government Obligations	10,299,786	-	10,299,786	-
Money Market Funds	804,112,050	804,112,050	-	-
Total Investments in Securities:	$ 26,121,649,320	$ 17,291,103,061	$ 8,824,314,298	$ 6,231,961
Derivative Instruments:
Assets
Futures Contracts	$ 6,276,288	$ 6,276,288	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,421,885,219
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 6,276,288	$ -
Total Value of Derivatives	$ 6,276,288	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $264,158,421) - See accompanying schedule: Unaffiliated issuers (cost $18,676,066,715)	$ 25,282,239,256
Fidelity Central Funds (cost $804,112,050)	804,112,050
Other affiliated issuers (cost $41,830,534)	35,298,014
Total Investments (cost $19,522,009,299)		$ 26,121,649,320
Receivable for investments sold		134,527,377
Receivable for fund shares sold		14,496,298
Dividends receivable		69,280,792
Distributions receivable from Fidelity Central Funds		133,099
Prepaid expenses		79,941
Other receivables		1,917,110
Total assets		26,342,083,937

Liabilities
Payable for investments purchased	$ 61,287,679
Payable for fund shares redeemed	13,520,941
Accrued management fee	15,156,326
Payable for daily variation margin for derivative instruments	1,455,000
Other affiliated payables	2,800,113
Other payables and accrued expenses	1,996,069
Collateral on securities loaned, at value	271,682,888
Total liabilities		367,899,016

Net Assets		$ 25,974,184,921
Net Assets consist of:
Paid in capital		$ 20,330,411,409
Undistributed net investment income		238,578,397
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,203,391,143)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,608,586,258
Net Assets		$ 25,974,184,921

Diversified International: Net Asset Value, offering price and redemption price per share ($14,432,586,233 ÷ 402,095,782 shares)		$ 35.89

Class K: Net Asset Value, offering price and redemption price per share ($11,541,598,688 ÷ 321,748,785 shares)		$ 35.87

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 577,013,483
Interest		102,685
Income from Fidelity Central Funds		14,978,615
Income before foreign taxes withheld		592,094,783
Less foreign taxes withheld		(43,282,775)
Total income		548,812,008

Expenses
Management fee Basic fee	$ 167,562,560
Performance adjustment	5,795,026
Transfer agent fees	30,945,968
Accounting and security lending fees	2,433,181
Custodian fees and expenses	2,627,354
Independent trustees' compensation	136,354
Appreciation in deferred trustee compensation account	51
Registration fees	181,611
Audit	192,812
Legal	95,751
Miscellaneous	198,274
Total expenses before reductions	210,168,942
Expense reductions	(4,638,378)	205,530,564
Net investment income (loss)		343,281,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,946,572,950
Other affiliated issuers	(42,988,742)
Foreign currency transactions	(1,688,743)
Futures contracts	12,934,707
Total net realized gain (loss)		1,914,830,172
Change in net unrealized appreciation (depreciation) on: Investment securities	3,209,792,516
Assets and liabilities in foreign currencies	1,716,266
Futures contracts	6,276,288
Total change in net unrealized appreciation (depreciation)		3,217,785,070
Net gain (loss)		5,132,615,242
Net increase (decrease) in net assets resulting from operations		$ 5,475,896,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 343,281,444	$ 362,378,873
Net realized gain (loss)	1,914,830,172	522,680,347
Change in net unrealized appreciation (depreciation)	3,217,785,070	777,447,571
Net increase (decrease) in net assets resulting from operations	5,475,896,686	1,662,506,791
Distributions to shareholders from net investment income	(361,491,947)	(460,432,289)
Distributions to shareholders from net realized gain	(51,508,245)	-
Total distributions	(413,000,192)	(460,432,289)
Share transactions - net increase (decrease)	(1,244,167,482)	(4,619,314,396)
Redemption fees	382,374	414,440
Total increase (decrease) in net assets	3,819,111,386	(3,416,825,454)

Net Assets
Beginning of period	22,155,073,535	25,571,898,989
End of period (including undistributed net investment income of $238,578,397 and undistributed net investment income of $320,513,134, respectively)	$ 25,974,184,921	$ 22,155,073,535

Financial Highlights - Diversified International

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.07	$ 27.49	$ 29.49	$ 26.86	$ 21.96
Income from Investment Operations
Net investment income (loss) B	.44	.42	.53 E	.37	.35
Net realized and unrealized gain (loss)	6.90	1.65	(1.99)	2.61	4.86
Total from investment operations	7.34	2.07	(1.46)	2.98	5.21
Distributions from net investment income	(.46)	(.49)	(.46)	(.35)	(.31)
Distributions from net realized gain	(.07)	-	(.08)	-	-
Total distributions	(.52) H	(.49)	(.54)	(.35)	(.31)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 35.89	$ 29.07	$ 27.49	$ 29.49	$ 26.86
Total Return A	25.66%	7.72%	(5.07)%	11.15%	24.32%
Ratios to Average Net Assets C, F
Expenses before reductions	.94%	1.01%	.90%	.98%	1.01%
Expenses net of fee waivers, if any	.94%	1.01%	.89%	.98%	1.01%
Expenses net of all reductions	.92%	.99%	.87%	.96%	.99%
Net investment income (loss)	1.38%	1.53%	1.78% E	1.34%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,432,586	$ 13,269,769	$ 17,285,369	$ 26,527,229	$ 30,998,270
Portfolio turnover rate D	52%	35%	45%	57%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $0.52 per share is comprised of distributions from net investment income of $0.456 and distributions from net realized gain of $0.068 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.06	$ 27.51	$ 29.51	$ 26.89	$ 21.98
Income from Investment Operations
Net investment income (loss) B	.49	.47	.58 E	.42	.42
Net realized and unrealized gain (loss)	6.90	1.63	(1.97)	2.61	4.85
Total from investment operations	7.39	2.10	(1.39)	3.03	5.27
Distributions from net investment income	(.51)	(.55)	(.53)	(.41)	(.36)
Distributions from net realized gain	(.07)	-	(.08)	-	-
Total distributions	(.58)	(.55)	(.61)	(.41)	(.36)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 35.87	$ 29.06	$ 27.51	$ 29.51	$ 26.89
Total Return A	25.86%	7.86%	(4.87)%	11.33%	24.64%
Ratios to Average Net Assets C, F
Expenses before reductions	.80%	.84%	.73%	.79%	.77%
Expenses net of fee waivers, if any	.80%	.84%	.72%	.79%	.77%
Expenses net of all reductions	.78%	.83%	.70%	.77%	.76%
Net investment income (loss)	1.52%	1.70%	1.95% E	1.54%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,541,599	$ 8,885,304	$ 8,115,192	$ 7,697,405	$ 4,713,909
Portfolio turnover rate D	52%	35%	45%	57%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Diversified International Fund

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax

Annual Report

Fidelity Diversified International Fund

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,473,560,954
Gross unrealized depreciation	(199,424,466)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,274,136,488

Tax Cost	$ 19,847,512,832

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 407,009,198
Capital loss carryforward	$ (1,038,927,073)
Net unrealized appreciation (depreciation)	$ 6,276,806,437

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$ (419,355,221)
2018	(619,571,852)
Total capital loss carryforward	$ (1,038,927,073)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 413,000,192	$ 460,432,289

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,934,707 and a change in net unrealized appreciation (depreciation) of $6,276,288 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,742,469,172 and $12,536,561,646, respectively.

Annual Report

Fidelity Diversified International Fund

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Diversified International	$ 25,937,426.19
Class K	5,008,542.05
	$ 30,945,968

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30,251 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51,110 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,567,672, including $10,418 from securities loaned to FCM.

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,492,719 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $144,745.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $914.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012A
From net investment income
Diversified International	$ 204,367,616	$ 294,773,906
Class K	157,124,331	163,061,175
Class F	-	2,597,208
Total	$ 361,491,947	$ 460,432,289
From net realized gain
Diversified International	$ 30,475,866	$ -
Class K	21,032,379	-
Class F	-	-
Total	$ 51,508,245	$ -

A All Class F shares were redeemed on December 16, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012A	2013	2012A
Diversified International
Shares sold	63,290,634	68,919,981	$ 2,024,488,853	$ 1,874,276,249
Reinvestment of distributions	7,563,286	10,773,340	222,133,713	281,938,317
Shares redeemed	(125,225,694)	(251,932,423)	(3,964,590,272)	(6,875,660,945)
Net increase (decrease)	(54,371,774)	(172,239,102)	$ (1,717,967,706)	$ (4,719,446,379)
Class K
Shares sold	76,686,079	107,189,633	$ 2,416,468,280	$ 2,919,697,004
Reinvestment of distributions	6,076,286	6,242,771	178,156,710	163,061,175
Shares redeemed	(66,739,141)	(102,745,898)	(2,120,824,766)	(2,820,922,083)
Net increase (decrease)	16,023,224	10,686,506	$ 473,800,224	$ 261,836,096
Class F
Shares sold	-	439,287	$ -	$ 11,548,416
Reinvestment of distributions	-	99,472	-	2,597,208
Shares redeemed	-	(6,767,017)	-	(175,849,737)
Net increase (decrease)	-	(6,228,258)	$ -	$ (161,704,113)

A All Class F shares were redeemed on December 16, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Fidelity International Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	1.16%	$ 1,000.00	$ 1,080.30	$ 6.08
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity International Capital Appreciation Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity International Capital Appreciation Fund	25.24%	18.45%	6.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity International Capital Appreciation Fund on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Fidelity International Capital Appreciation Fund

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from Sammy Simnegar, Portfolio Manager of Fidelity® International Capital Appreciation Fund: For the year, the fund returned 25.24%, topping the 20.42% gain of the MSCI® ACWI® (All Country World Index) ex USA Index. Versus the index, a lot of the fund's outperformance came from stock picking in emerging markets. An overweighting in media stocks also helped, along with positioning in consumer services, especially casino stocks Sands China and Hong Kong-based Galaxy Entertainment Group. Another positive was not owning some weak-performing benchmark components: Netherlands-based energy producer Royal Dutch Shell and several Canadian gold miners - notably, Barrick Gold. A non-index position in China-based real estate Internet portal SouFun Holdings also helped. Conversely, a large underweighting in Japan hurt, particularly not owning Japanese automaker and index stock Toyota Motor. I considerably lessened the fund's underweighting in Japan. Stock picking in the broader automobiles & components group also hampered relative performance, as did positioning in financials, a sector I meaningfully increased. Unrewarding timing in Australia-based miner BHP Billiton and not owning Swiss drug company and index constituent Roche Holding also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity International Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United Kingdom	16.3%
Japan	13.4%
United States of America*	12.7%
France	7.1%
Germany	6.7%
Switzerland	4.9%
India	4.7%
Brazil	3.3%
Indonesia	2.5%
Other	28.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United States of America*	14.5%
United Kingdom	14.4%
Japan	10.6%
France	7.5%
Germany	6.5%
Switzerland	4.2%
Brazil	4.1%
India	3.7%
Indonesia	3.5%
Other	31.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.6	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.4	0.0
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.6
Sanofi SA (France, Pharmaceuticals)	0.9	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.8	0.9
Unilever PLC (United Kingdom, Food Products)	0.8	1.0
Bayer AG (Germany, Pharmaceuticals)	0.8	0.8
BASF AG (Germany, Chemicals)	0.7	0.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.6	0.7
SAP AG sponsored ADR (Germany, Software)	0.6	0.0
UBS AG (NY Shares) (Switzerland, Capital Markets)	0.6	0.0
Diageo PLC sponsored ADR (United Kingdom, Beverages)	0.6	0.8
	7.8
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.9	23.1
Industrials	18.4	17.7
Financials	17.2	15.8
Consumer Staples	13.3	14.5
Information Technology	9.6	10.7
Materials	8.1	8.4
Health Care	7.6	7.1
Telecommunication Services	1.0	1.7
Energy	0.5	1.0

Annual Report

Fidelity International Capital Appreciation Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 1.2%
Amcor Ltd.	261,847	$ 2,682,734
Carsales.com Ltd.	193,750	1,922,790
CSL Ltd.	58,486	3,841,824
Fortescue Metals Group Ltd.	595,935	2,934,522
TOTAL AUSTRALIA		11,381,870
Austria - 0.3%
Andritz AG	45,000	2,772,050
Bailiwick of Jersey - 1.7%
Delphi Automotive PLC	35,229	2,015,099
Experian PLC	177,168	3,607,704
Shire PLC	76,000	3,369,873
Wolseley PLC	63,283	3,410,338
WPP PLC	191,300	4,063,390
TOTAL BAILIWICK OF JERSEY		16,466,404
Belgium - 0.6%
Anheuser-Busch InBev SA NV	57,459	5,956,415
Bermuda - 1.1%
Credicorp Ltd.	22,960	3,136,336
Invesco Ltd.	80,023	2,700,776
Jardine Matheson Holdings Ltd.	44,000	2,397,560
Signet Jewelers Ltd.	31,429	2,346,489
TOTAL BERMUDA		10,581,161
Brazil - 2.9%
BB Seguridade Participacoes SA	208,700	2,279,658
BR Malls Participacoes SA	303,500	2,939,894
CCR SA	310,800	2,584,682
Cetip SA - Mercados Organizado	193,700	2,147,803
Cielo SA	108,700	3,299,527
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	96,000	3,571,200
Iguatemi Empresa de Shopping Centers SA	231,500	2,660,979
Multiplan Empreendimentos Imobiliarios SA	109,500	2,570,576
Souza Cruz SA	228,300	2,469,292
Ultrapar Participacoes SA	98,700	2,630,296
TOTAL BRAZIL		27,153,907
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	48,500	3,284,966
Canadian National Railway Co.	40,500	4,449,504
Canadian Pacific Railway Ltd.	25,600	3,659,353
CGI Group, Inc. Class A (sub. vtg.) (a)	78,200	2,623,542
Cineplex, Inc. (d)	61,070	2,460,020
Constellation Software, Inc.	12,200	2,222,479
Valeant Pharmaceuticals International, Inc. (Canada) (a)	34,000	3,591,905
TOTAL CANADA		22,291,769

	Shares	Value
Cayman Islands - 2.3%
Baidu.com, Inc. sponsored ADR (a)	14,600	$ 2,349,140
Baoxin Auto Group Ltd.	2,253,500	2,322,387
Bitauto Holdings Ltd. ADR (a)	83,627	2,049,698
Lifestyle International Holdings Ltd.	1,004,500	2,189,610
New Oriental Education & Technology Group, Inc. sponsored ADR	81,238	2,129,248
Sands China Ltd.	453,200	3,220,859
SouFun Holdings Ltd. ADR	50,998	2,714,624
Tencent Holdings Ltd.	86,100	4,699,796
TOTAL CAYMAN ISLANDS		21,675,362
China - 0.8%
China Merchants Bank Co. Ltd. (H Shares)	1,351,500	2,684,522
China Minsheng Banking Corp. Ltd. (H Shares)	2,092,000	2,398,798
Travelsky Technology Ltd. (H Shares)	2,892,000	2,473,102
TOTAL CHINA		7,556,422
Denmark - 0.6%
Novo Nordisk A/S Series B sponsored ADR	33,340	5,556,778
Finland - 0.7%
Kone Oyj (B Shares)	38,200	3,368,700
Nokian Tyres PLC	55,000	2,783,184
TOTAL FINLAND		6,151,884
France - 7.1%
Air Liquide SA	32,010	4,359,196
Atos Origin SA	27,205	2,322,636
AXA SA	182,400	4,556,826
Bureau Veritas SA	92,000	2,778,065
Christian Dior SA	14,419	2,740,836
Dassault Systemes SA	22,400	2,722,321
Essilor International SA	30,116	3,234,399
Kering SA	14,000	3,181,072
L'Oreal SA	23,400	4,007,956
LVMH Moet Hennessy - Louis Vuitton SA	26,174	5,039,253
Pernod Ricard SA	32,100	3,857,164
Publicis Groupe SA	42,600	3,553,120
Remy Cointreau SA	22,900	2,259,801
Safran SA	52,100	3,330,028
Sanofi SA	81,943	8,737,028
Schneider Electric SA	52,794	4,447,809
Sodexo SA	32,300	3,135,217
Zodiac Aerospace	17,256	2,764,661
TOTAL FRANCE		67,027,388
Germany - 6.1%
adidas AG	32,500	3,710,188
BASF AG	64,646	6,726,053
Bayer AG	58,200	7,233,587
Bayerische Motoren Werke AG (BMW)	40,614	4,606,701
Brenntag AG	17,800	3,016,160
Common Stocks - continued
	Shares	Value
Germany - continued
Continental AG	18,200	$ 3,334,756
CTS Eventim AG	50,942	2,486,536
Fresenius SE & Co. KGaA	28,200	3,665,363
GEA Group AG	59,079	2,570,875
Henkel AG & Co. KGaA	47,589	4,399,565
KUKA AG	49,878	2,272,745
Linde AG	22,700	4,313,388
ProSiebenSat.1 Media AG	60,500	2,881,607
SAP AG sponsored ADR (d)	74,900	5,868,415
TOTAL GERMANY		57,085,939
Hong Kong - 1.2%
AIA Group Ltd.	994,600	5,048,047
Galaxy Entertainment Group Ltd. (a)	437,000	3,260,731
Techtronic Industries Co. Ltd.	1,038,500	2,611,989
TOTAL HONG KONG		10,920,767
India - 4.7%
Amara Raja Batteries Ltd.	508,095	2,587,719
Axis Bank Ltd.	148,871	2,953,794
Bajaj Auto Ltd.	81,879	2,829,970
Bank of Baroda	267,975	2,795,682
Grasim Industries Ltd.	54,448	2,559,373
HCL Technologies Ltd.	145,731	2,590,329
HDFC Bank Ltd.	361,309	4,012,439
Housing Development Finance Corp. Ltd.	305,913	4,244,627
ITC Ltd.	533,147	2,898,290
Punjab National Bank	273,316	2,535,261
State Bank of India	101,967	2,973,017
Sun Pharmaceutical Industries Ltd.	230,093	2,273,150
Sun TV Ltd.	382,852	2,610,270
Tata Consultancy Services Ltd.	93,623	3,208,757
Titan Industries Ltd.	691,124	2,996,695
TOTAL INDIA		44,069,373
Indonesia - 2.5%
PT Astra International Tbk	5,199,500	3,067,331
PT Bank Central Asia Tbk	3,042,500	2,820,489
PT Bank Rakyat Indonesia Tbk	4,465,000	3,129,147
PT Global Mediacom Tbk	15,239,500	2,582,151
PT Gudang Garam Tbk	843,500	2,761,143
PT Indocement Tunggal Prakarsa Tbk	1,542,000	2,858,960
PT Jasa Marga Tbk	4,657,000	2,168,917
PT Semen Gresik (Persero) Tbk	2,085,000	2,654,211
PT Surya Citra Media Tbk	8,840,000	1,842,882
TOTAL INDONESIA		23,885,231
Ireland - 1.0%
Accenture PLC Class A	33,008	2,426,088
Actavis PLC (a)	15,510	2,397,536

	Shares	Value
Dragon Oil PLC	208,800	$ 1,971,913
Kerry Group PLC Class A	38,900	2,491,089
TOTAL IRELAND		9,286,626
Italy - 1.3%
Azimut Holding SpA	101,200	2,570,834
Luxottica Group SpA	44,100	2,388,959
Pirelli & C SpA	162,500	2,290,185
Prada SpA	243,000	2,369,509
World Duty Free SpA (a)	245,876	2,724,119
TOTAL ITALY		12,343,606
Japan - 13.4%
Bridgestone Corp.	110,400	3,784,812
Chiyoda Corp.	206,000	2,612,337
Daihatsu Motor Co. Ltd.	145,000	2,815,349
Daikin Industries Ltd.	60,000	3,452,004
Daito Trust Construction Co. Ltd.	30,300	3,093,744
DENSO Corp.	84,800	4,076,202
East Japan Railway Co.	40,000	3,474,828
Fuji Heavy Industries Ltd.	128,000	3,499,716
Fuji Media Holdings, Inc.	108,800	2,168,967
Hino Motors Ltd.	193,000	2,727,006
Hoya Corp.	110,200	2,642,526
Isuzu Motors Ltd.	475,000	2,958,102
Japan Tobacco, Inc.	137,300	4,968,020
JGC Corp.	73,000	2,793,258
Kansai Paint Co. Ltd.	220,000	2,956,114
KDDI Corp. ADR	280,600	3,799,324
Keyence Corp.	8,770	3,758,734
Makita Corp.	53,500	2,705,461
Miraca Holdings, Inc.	64,300	2,897,231
Mitani Shoji Co. Ltd.	6,800	146,877
MS&AD Insurance Group Holdings, Inc.	120,500	3,115,811
Nabtesco Corp.	88,100	2,150,302
Nippon Television Network Corp.	124,800	2,286,167
Nomura Research Institute Ltd.	66,300	2,225,178
Obic Co. Ltd.	79,600	2,499,653
Omron Corp.	77,100	2,942,230
ORIX Corp.	231,000	4,001,171
Park24 Co. Ltd.	124,900	2,438,618
Rakuten, Inc.	224,800	2,929,063
Ship Healthcare Holdings, Inc.	48,200	1,977,856
SMC Corp.	13,500	3,143,046
SoftBank Corp.	71,300	5,324,606
Sumitomo Mitsui Financial Group, Inc. ADR (d)	561,542	5,446,957
Sumitomo Mitsui Trust Holdings, Inc.	741,000	3,659,865
Sumitomo Osaka Cement Co. Ltd.	490,000	1,977,044
Sumitomo Rubber Industries Ltd.	201,400	2,803,788
Suzuki Motor Corp.	100,900	2,537,168
Tokio Marine Holdings, Inc.	110,000	3,606,291
Toshiba Plant Systems & Services Corp.	123,000	2,170,256
Tsuruha Holdings, Inc.	28,100	2,551,166
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	202,700	$ 2,968,439
Yahoo! Japan Corp.	506,900	2,365,052
TOTAL JAPAN		126,450,339
Kenya - 0.2%
Equity Bank Ltd.	4,925,500	2,048,685
Korea (South) - 0.3%
Hyundai Mobis	11,312	3,192,317
Luxembourg - 0.3%
RTL Group	23,896	2,595,584
Mexico - 1.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	33,980	3,170,334
Grupo Aeroportuario del Pacifico SA de CV Series B	393,700	2,048,275
Grupo Financiero Banorte S.A.B. de CV Series O	463,700	2,959,776
Grupo Mexico SA de CV Series B	880,500	2,781,077
Grupo Televisa SA de CV (CPO) sponsored ADR	97,000	2,952,680
TOTAL MEXICO		13,912,142
Netherlands - 0.5%
European Aeronautic Defence and Space Co. (EADS) NV	63,000	4,329,091
Nigeria - 0.3%
Guaranty Trust Bank PLC	16,649,980	2,652,673
Panama - 0.3%
Copa Holdings SA Class A	16,800	2,512,272
Philippines - 1.5%
Alliance Global Group, Inc.	4,489,200	2,737,254
LT Group, Inc.	6,495,900	2,498,250
Security Bank Corp.	912,420	2,934,777
SM Investments Corp.	137,983	2,733,159
SM Prime Holdings, Inc.	6,216,425	2,759,020
TOTAL PHILIPPINES		13,662,460
Poland - 0.0%
Mostostal Export SA (a)	1,481,760	91,397
Russia - 1.1%
Alrosa Co. Ltd. (a)	2,081,600	2,342,475
Magnit OJSC GDR (Reg. S)	51,105	3,283,496
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	363,000	4,635,510
TOTAL RUSSIA		10,261,481
South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	83,200	2,316,215
Discovery Holdings Ltd.	253,600	2,147,279
Life Healthcare Group Holdings Ltd.	669,369	2,733,819
Mr Price Group Ltd.	173,500	2,733,657
Nampak Ltd.	623,800	2,063,022

	Shares	Value
Naspers Ltd. Class N	39,800	$ 3,722,794
Shoprite Holdings Ltd.	159,920	2,927,984
TOTAL SOUTH AFRICA		18,644,770
Spain - 1.0%
Amadeus IT Holding SA Class A	89,700	3,330,961
Grifols SA ADR	80,600	2,430,896
Inditex SA	25,144	4,130,851
TOTAL SPAIN		9,892,708
Sweden - 1.9%
ASSA ABLOY AB (B Shares)	69,594	3,454,972
Atlas Copco AB (A Shares)	136,600	3,790,199
Elekta AB (B Shares)	158,600	2,339,821
Hexagon AB (B Shares)	88,900	2,669,723
Investment AB Kinnevik (B Shares)	73,900	2,723,331
Svenska Cellulosa AB (SCA) (B Shares)	118,000	3,350,591
TOTAL SWEDEN		18,328,637
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	45,595	4,675,830
Nestle SA	182,696	13,187,730
Partners Group Holding AG	12,190	3,158,504
Schindler Holding AG (Reg.)	21,590	3,069,499
SGS SA (Reg.)	1,369	3,207,686
Sika AG (Bearer)	878	2,768,455
Swatch Group AG (Bearer)	5,807	3,715,174
Syngenta AG (Switzerland)	10,744	4,336,458
TE Connectivity Ltd.	43,300	2,229,517
UBS AG (NY Shares)	301,900	5,844,784
TOTAL SWITZERLAND		46,193,637
Thailand - 1.4%
Airports of Thailand PCL (For. Reg.)	396,700	2,702,021
BEC World PCL (For. Reg.)	1,288,500	2,411,410
Kasikornbank PCL (For. Reg.)	545,300	3,398,818
Major Cineplex Group PCL (For. Reg.)	3,068,000	1,882,692
Thai Beverage PCL	6,552,000	2,874,610
TOTAL THAILAND		13,269,551
Turkey - 0.9%
Coca-Cola Icecek A/S	82,618	2,369,383
Koc Holding A/S	585,000	2,871,885
Turkiye Garanti Bankasi A/S	808,909	3,257,923
TOTAL TURKEY		8,499,191
United Kingdom - 16.3%
Aberdeen Asset Management PLC	413,400	2,935,743
Ashtead Group PLC	236,860	2,487,568
Associated British Foods PLC	81,200	2,951,545
Babcock International Group PLC	115,600	2,363,251
Berkeley Group Holdings PLC	67,400	2,528,818
British American Tobacco PLC (United Kingdom)	138,207	7,625,196
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Sky Broadcasting Group PLC	189,400	$ 2,847,037
Bunzl PLC	109,242	2,411,934
Burberry Group PLC	111,000	2,731,953
Compass Group PLC	275,800	3,966,693
Crest Nicholson PLC (a)	402,200	2,495,715
Croda International PLC	62,600	2,445,082
Diageo PLC sponsored ADR	45,400	5,792,586
Diploma PLC	187,367	2,081,940
Elementis PLC	561,225	2,331,558
Filtrona PLC	190,700	2,395,695
Galiform PLC	449,190	2,324,186
GKN PLC	426,373	2,515,135
Halma PLC	270,800	2,381,591
IMI PLC	102,800	2,503,760
InterContinental Hotel Group PLC ADR	96,040	2,818,774
Intertek Group PLC	56,770	3,032,954
ITV PLC	973,646	2,980,224
Johnson Matthey PLC	61,504	2,962,410
Kingfisher PLC	499,600	3,023,996
Legal & General Group PLC	912,807	3,165,755
Meggitt PLC	334,900	3,074,203
Mondi PLC	117,200	2,093,412
Next PLC	38,700	3,378,709
Oxford Instruments PLC	110,200	2,297,031
Persimmon PLC	134,900	2,736,178
Prudential PLC	240,421	4,916,793
Reckitt Benckiser Group PLC	64,100	4,982,675
Rexam PLC	362,190	3,016,921
Rightmove PLC	60,684	2,580,415
Rolls-Royce Group PLC	231,200	4,263,120
Rotork PLC	52,400	2,405,440
Royal Mail PLC	268,800	2,413,566
SABMiller PLC	88,800	4,633,108
Schroders PLC	66,400	2,745,752
Senior Engineering Group PLC	492,000	2,349,263
Spectris PLC	70,500	2,613,478
Standard Chartered PLC (United Kingdom)	226,412	5,443,620
Taylor Wimpey PLC	1,450,569	2,563,078
The Weir Group PLC	78,300	2,831,067
Travis Perkins PLC	105,400	3,136,610
Unilever PLC	187,200	7,591,162
Whitbread PLC	55,067	3,031,148
TOTAL UNITED KINGDOM		153,197,848
United States of America - 12.3%
AbbVie, Inc.	46,120	2,234,514
Affiliated Managers Group, Inc. (a)	12,800	2,527,232
AMETEK, Inc.	50,900	2,434,547
Amgen, Inc.	20,200	2,343,200
Amphenol Corp. Class A	28,566	2,293,564
BlackRock, Inc. Class A	8,900	2,677,209

	Shares	Value
BorgWarner, Inc.	20,505	$ 2,114,681
Carlyle Group LP	82,800	2,560,176
CBS Corp. Class B	43,425	2,568,155
Colgate-Palmolive Co.	40,700	2,634,511
Comcast Corp. Class A	44,200	2,103,036
Cummins, Inc.	18,418	2,339,454
Danaher Corp.	35,731	2,575,848
DIRECTV (a)	35,600	2,224,644
Estee Lauder Companies, Inc. Class A	30,716	2,179,607
FMC Corp.	34,099	2,481,043
Google, Inc. Class A (a)	2,480	2,555,838
Home Depot, Inc.	35,761	2,785,424
Honeywell International, Inc.	24,000	2,081,520
KKR & Co. LP	107,300	2,355,235
Las Vegas Sands Corp.	36,526	2,564,856
Lorillard, Inc.	45,800	2,336,258
Lowe's Companies, Inc.	49,200	2,449,176
MasterCard, Inc. Class A	3,740	2,681,954
McGraw-Hill Companies, Inc.	36,485	2,542,275
Mead Johnson Nutrition Co. Class A	30,358	2,479,034
Mettler-Toledo International, Inc. (a)	8,900	2,202,394
Monsanto Co.	21,200	2,223,456
Moody's Corp.	35,040	2,475,926
Mylan, Inc. (a)	56,281	2,131,361
NIKE, Inc. Class B	31,500	2,386,440
Philip Morris International, Inc.	30,158	2,687,681
PPG Industries, Inc.	14,803	2,702,732
Precision Castparts Corp.	10,000	2,534,500
priceline.com, Inc. (a)	2,260	2,381,656
ResMed, Inc. (d)	43,200	2,235,168
Rockwell Automation, Inc.	22,154	2,446,023
Roper Industries, Inc.	17,500	2,219,175
Sherwin-Williams Co.	13,260	2,492,880
The Blackstone Group LP	98,900	2,599,092
The Walt Disney Co.	37,067	2,542,426
Thermo Fisher Scientific, Inc.	22,900	2,239,162
Time Warner, Inc.	36,700	2,522,758
Union Pacific Corp.	14,500	2,195,300
United Technologies Corp.	23,008	2,444,600
Visa, Inc. Class A	12,440	2,446,575
W.R. Grace & Co. (a)	23,000	2,108,180
Yahoo!, Inc. (a)	60,600	1,995,558
TOTAL UNITED STATES OF AMERICA		115,336,034
TOTAL COMMON STOCKS (Cost $773,260,655)		927,233,769
Nonconvertible Preferred Stocks - 1.0%

Brazil - 0.4%
Itausa-Investimentos Itau SA (PN)	745,500	3,211,354
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.6%
Porsche Automobil Holding SE (Germany)	34,172	$ 3,200,931
Sartorius AG (non-vtg.)	23,500	2,479,184
TOTAL GERMANY		5,680,115
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	19,883,200	31,881
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,979,680)		8,923,350
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.09% (b)	8,087,351	8,087,351
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	11,742,600	11,742,600
TOTAL MONEY MARKET FUNDS (Cost $19,829,951)		19,829,951
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $801,070,286)		955,987,070
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(16,041,892)
NET ASSETS - 100%		$ 939,945,178
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,672
Fidelity Securities Lending Cash Central Fund	285,981
Total	$ 290,653
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 226,981,367	$ 191,764,635	$ 35,216,732	$ -
Consumer Staples	125,031,808	83,152,119	41,879,689	-
Energy	4,602,209	4,602,209	-	-
Financials	162,760,586	133,819,211	28,941,375	-
Health Care	74,462,264	57,480,276	16,981,988	-
Industrials	168,124,157	140,310,164	27,813,993	-
Information Technology	89,504,347	73,070,974	16,433,373	-
Materials	75,566,451	63,737,462	11,828,989	-
Telecommunication Services	9,123,930	3,799,324	5,324,606	-
Money Market Funds	19,829,951	19,829,951	-	-
Total Investments in Securities:	$ 955,987,070	$ 771,566,325	$ 184,420,745	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 39,168,267
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $11,403,635) - See accompanying schedule: Unaffiliated issuers (cost $781,240,335)	$ 936,157,119
Fidelity Central Funds (cost $19,829,951)	19,829,951
Total Investments (cost $801,070,286)		$ 955,987,070
Foreign currency held at value (cost $127,109)		127,136
Receivable for investments sold		24,337,368
Receivable for fund shares sold		632,843
Dividends receivable		1,694,740
Distributions receivable from Fidelity Central Funds		6,287
Prepaid expenses		3,019
Other receivables		321,641
Total assets		983,110,104

Liabilities
Payable for investments purchased	$ 29,078,875
Payable for fund shares redeemed	501,573
Accrued management fee	659,369
Other affiliated payables	189,703
Other payables and accrued expenses	992,806
Collateral on securities loaned, at value	11,742,600
Total liabilities		43,164,926

Net Assets		$ 939,945,178
Net Assets consist of:
Paid in capital		$ 809,553,957
Undistributed net investment income		6,652,288
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,201,871)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		153,940,804
Net Assets, for 57,747,061 shares outstanding		$ 939,945,178
Net Asset Value, offering price and redemption price per share ($939,945,178 ÷ 57,747,061 shares)		$ 16.28

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 18,163,221
Interest		37
Income from Fidelity Central Funds		290,653
Income before foreign taxes withheld		18,453,911
Less foreign taxes withheld		(1,337,662)
Total income		17,116,249

Expenses
Management fee Basic fee	$ 6,048,183
Performance adjustment	1,325,222
Transfer agent fees	1,837,247
Accounting and security lending fees	410,147
Custodian fees and expenses	302,889
Independent trustees' compensation	4,895
Registration fees	40,939
Audit	82,792
Legal	2,266
Interest	2,416
Miscellaneous	7,101
Total expenses before reductions	10,064,097
Expense reductions	(404,143)	9,659,954
Net investment income (loss)		7,456,295
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $39,827)	112,158,711
Foreign currency transactions	(356,985)
Total net realized gain (loss)		111,801,726
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $589,497)	70,548,268
Assets and liabilities in foreign currencies	(60,794)
Total change in net unrealized appreciation (depreciation)		70,487,474
Net gain (loss)		182,289,200
Net increase (decrease) in net assets resulting from operations		$ 189,745,495

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,456,295	$ 6,707,733
Net realized gain (loss)	111,801,726	2,157,172
Change in net unrealized appreciation (depreciation)	70,487,474	62,856,713
Net increase (decrease) in net assets resulting from operations	189,745,495	71,721,618
Distributions to shareholders from net investment income	(7,093,102)	(5,617,060)
Distributions to shareholders from net realized gain	-	(424,819)
Total distributions	(7,093,102)	(6,041,879)
Share transactions Proceeds from sales of shares	194,490,297	234,885,779
Reinvestment of distributions	5,286,278	4,397,051
Cost of shares redeemed	(173,012,679)	(130,029,260)
Net increase (decrease) in net assets resulting from share transactions	26,763,896	109,253,570
Redemption fees	13,934	13,254
Total increase (decrease) in net assets	209,430,223	174,946,563

Net Assets
Beginning of period	730,514,955	555,568,392
End of period (including undistributed net investment income of $6,652,288 and undistributed net investment income of $6,291,641, respectively)	$ 939,945,178	$ 730,514,955
Other Information Shares
Sold	13,452,087	19,239,728
Issued in reinvestment of distributions	389,022	382,352
Redeemed	(11,788,439)	(10,649,285)
Net increase (decrease)	2,052,670	8,972,795

Financial Highlights - International Capital Appreciation Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 11.89	$ 12.63	$ 10.78	$ 7.42
Income from Investment Operations
Net investment income (loss) B	.13	.12	.13 E	.12	.13
Net realized and unrealized gain (loss)	3.16	1.24	(.62)	1.92	3.26
Total from investment operations	3.29	1.36	(.49)	2.04	3.39
Distributions from net investment income	(.13)	(.12)	(.15)	(.07)	(.03)
Distributions from net realized gain	-	(.01)	(.10)	(.12)	-
Total distributions	(.13)	(.13)	(.25)	(.19)	(.03)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 16.28	$ 13.12	$ 11.89	$ 12.63	$ 10.78
Total Return A	25.24%	11.57%	(4.03)%	19.12%	45.95%
Ratios to Average Net Assets C, F
Expenses before reductions	1.17%	1.22%	1.16%	1.04%	.84%
Expenses net of fee waivers, if any	1.17%	1.22%	1.16%	1.04%	.84%
Expenses net of all reductions	1.12%	1.19%	1.09%	.87%	.72%
Net investment income (loss)	.87%	1.01%	1.02% E	1.07%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 939,945	$ 730,515	$ 555,568	$ 627,129	$ 456,330
Portfolio turnover rate D	136%	127%	254%	480%	387%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Capital Appreciation Fund

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual fund, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 159,767,893
Gross unrealized depreciation	(8,272,858)
Net unrealized appreciation (depreciation) on securities and other investments	$ 151,495,035

Tax Cost	$ 804,492,035

Annual Report

Fidelity International Capital Appreciation Fund
Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,802,893
Capital loss carryforward	$ (26,930,714)
Net unrealized appreciation (depreciation)	$ 151,373,082

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (26,930,714)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 7,093,102	$ 6,041,879

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,181,982,335 and $1,158,357,165, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,872 for the period.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,871,923.35%		$ 2,206

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,824 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $285,981. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,097,667. The weighted average interest rate was .60%. The interest expense amounted to $210 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount to the Fund in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $396,066 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8,077.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 30% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Capital Appreciation Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Capital Appreciation Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Capital Appreciation Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Overseas	1.16%
Actual		$ 1,000.00	$ 1,099.50	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90
Class K	.98%
Actual		$ 1,000.00	$ 1,100.30	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Overseas Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Overseas Fund	28.17%	11.27%	6.84%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Overseas Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Annual Report

Fidelity Overseas Fund

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from Vincent Montemaggiore, Portfolio Manager of Fidelity® Overseas Fund: For the year, the fund's Retail Class shares returned 28.17%, topping the 27.02% gain of the MSCI® EAFE® Index. Versus the index, the fund was particularly helped by stock picking in the United Kingdom and a sizable underweighting in the Asia-Pacific ex Japan region. At the stock level, a non-index stake in South African asset manager Coronation Fund Managers was the fund's top relative contributor. The company benefited from superior fund performance and rapid growth in its institutional, retail and international products. Also bolstering our result was an overweighting in Deutsche Post, a Germany-based logistics services provider. Conversely, the fund struggled somewhat on a relative basis because I underweighted Japan to varying degrees throughout the year. Not owning Japanese automaker Toyota Motor until May made it by far the fund's biggest relative detractor, as this stock was one beneficiary of a significantly weaker yen. Saipem, an Italy-based provider of onshore and offshore engineering, construction and drilling services for energy firms, significantly reduced its financial guidance, and I sold the stock in the first half of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United Kingdom	23.6%
Japan	18.8%
Germany	11.2%
Switzerland	9.2%
France	7.8%
United States of America*	5.3%
Sweden	3.3%
Spain	2.6%
Bailiwick of Jersey	2.5%
Other	15.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United Kingdom	24.0%
Japan	17.6%
Germany	12.8%
Switzerland	9.7%
France	7.1%
United States of America*	5.1%
Sweden	4.1%
Australia	3.0%
Bailiwick of Jersey	2.1%
Other	14.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.7	0.8
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.4	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	2.2
Sanofi SA (France, Pharmaceuticals)	1.7	1.8
Bayer AG (Germany, Pharmaceuticals)	1.6	1.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.3	1.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.3
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	2.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.3	1.5
Diageo PLC (United Kingdom, Beverages)	1.2	1.3
	15.7
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	18.1
Consumer Discretionary	17.3	15.3
Industrials	14.4	14.1
Consumer Staples	12.6	15.4
Health Care	11.9	12.9
Information Technology	9.4	9.2
Materials	7.9	8.5
Telecommunication Services	3.9	2.1
Energy	2.2	3.6

Annual Report

Fidelity Overseas Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 2.5%
Ansell Ltd.	467,835	$ 8,617,976
Australia & New Zealand Banking Group Ltd.	985,010	31,504,438
BHP Billiton Ltd.	578,726	20,459,930
TOTAL AUSTRALIA		60,582,344
Austria - 0.5%
Andritz AG	191,400	11,790,454
Bailiwick of Jersey - 2.5%
Experian PLC	919,600	18,725,980
Informa PLC	1,166,691	10,466,412
Regus PLC	2,269,770	7,464,305
WPP PLC	1,159,933	24,642,835
TOTAL BAILIWICK OF JERSEY		61,299,532
Belgium - 2.1%
Anheuser-Busch InBev SA NV	304,612	31,577,218
KBC Groupe SA	343,211	18,709,689
TOTAL BELGIUM		50,286,907
Bermuda - 0.4%
Signet Jewelers Ltd.	124,700	9,310,102
Brazil - 0.2%
Qualicorp SA (a)	546,300	5,116,228
Canada - 0.5%
Constellation Software, Inc.	60,900	11,094,179
Cayman Islands - 0.8%
Lifestyle International Holdings Ltd.	2,950,000	6,430,414
Lifestyle Property Development Ltd.	135,675	27,474
Shenzhou International Group Holdings Ltd.	3,620,000	12,466,658
TOTAL CAYMAN ISLANDS		18,924,546
Denmark - 0.9%
Novo Nordisk A/S Series B	134,100	22,334,709
Finland - 0.4%
Nokian Tyres PLC	181,900	9,204,748
France - 7.8%
ALTEN	176,200	7,983,290
AXA SA	785,900	19,633,825
BIC SA	85,500	10,685,866
BNP Paribas SA	288,971	21,398,790
Christian Dior SA	106,997	20,338,525
Dassault Systemes SA	90,700	11,022,971
Groupe FNAC SA (a)	11,262	314,994
Ipsos SA	290,357	12,246,824
Kering SA	88,200	20,040,757
Rexel SA	443,700	11,114,901
Sanofi SA	387,756	41,343,799
Sodexo SA	136,700	13,268,860
TOTAL FRANCE		189,393,402

	Shares	Value
Germany - 9.1%
adidas AG	197,700	$ 22,569,357
BASF AG	274,372	28,546,865
Bayer AG	308,797	38,379,896
Brenntag AG	114,700	19,435,594
Continental AG	70,100	12,844,308
Deutsche Boerse AG	186,092	14,010,353
Deutsche Post AG	706,487	23,908,876
Fresenius SE & Co. KGaA	156,500	20,341,464
GEA Group AG	333,606	14,517,161
Gerry Weber International AG (Bearer)	172,900	7,177,633
Linde AG	69,707	13,245,523
Pfeiffer Vacuum Technology AG	62,789	7,323,979
TOTAL GERMANY		222,301,009
Greece - 0.2%
Metka SA	223,183	4,196,920
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI)	7,403,000	2,425,335
Ireland - 2.1%
Accenture PLC Class A	120,800	8,878,800
DCC PLC (United Kingdom)	353,500	15,864,785
Greencore Group PLC	3,639,500	10,509,869
Kerry Group PLC Class A	254,264	16,282,629
TOTAL IRELAND		51,536,083
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	168,800	9,793,776
Italy - 1.0%
Pirelli & C SpA	880,000	12,402,232
World Duty Free SpA (a)	1,178,242	13,054,026
TOTAL ITALY		25,456,258
Japan - 18.8%
AEON Financial Service Co. Ltd. (d)	363,200	11,153,965
Air Water, Inc.	670,000	9,577,164
Aozora Bank Ltd.	4,326,000	12,575,832
ARNEST ONE Corp. (d)	305,500	8,376,162
Astellas Pharma, Inc.	275,200	15,341,404
Credit Saison Co. Ltd.	328,300	8,985,709
Daikin Industries Ltd.	179,500	10,327,244
Don Quijote Co. Ltd.	235,100	15,649,781
GMO Internet, Inc.	1,024,400	11,645,454
H.I.S. Co. Ltd.	165,100	8,904,614
Honda Motor Co. Ltd. sponsored ADR	640,800	25,606,368
Horiba Ltd.	209,200	7,644,262
Hoya Corp.	519,300	12,452,486
Japan Tobacco, Inc.	681,300	24,651,944
Kansai Paint Co. Ltd.	679,000	9,123,644
Keyence Corp.	59,990	25,711,115
Leopalace21 Corp. (a)	1,253,900	8,705,212
Makita Corp.	167,200	8,455,198
Common Stocks - continued
	Shares	Value
Japan - continued
Meitec Corp.	280,200	$ 7,469,201
Miraca Holdings, Inc.	214,300	9,655,936
Misumi Group, Inc.	248,600	7,277,604
Nakanishi, Inc.	35,300	5,019,276
Nihon Nohyaku Co. Ltd.	488,000	5,849,257
Nitori Holdings Co. Ltd.	73,500	6,894,721
Obic Co. Ltd.	349,900	10,987,798
Omron Corp.	422,500	16,123,117
ORIX Corp.	1,555,800	26,948,147
Seven Bank Ltd.	2,981,900	10,553,707
Shinsei Bank Ltd.	6,220,000	14,562,926
Ship Healthcare Holdings, Inc.	259,400	10,644,315
SMC Corp.	61,400	14,295,040
SoftBank Corp.	301,300	22,500,755
Software Service, Inc.	60,100	2,259,661
Toyota Motor Corp.	441,100	28,600,126
Tsuruha Holdings, Inc.	104,000	9,442,039
USS Co. Ltd.	1,055,200	15,452,873
TOTAL JAPAN		459,424,057
Luxembourg - 0.5%
Eurofins Scientific SA	48,700	13,353,424
Netherlands - 0.5%
AEGON NV	1,692,552	13,467,439
Norway - 1.4%
DNB ASA	1,187,600	21,046,657
Telenor ASA	522,800	12,558,336
TOTAL NORWAY		33,604,993
South Africa - 1.2%
Coronation Fund Managers Ltd.	1,597,200	13,030,575
EOH Holdings Ltd.	471,700	3,820,118
Nampak Ltd.	2,343,900	7,751,710
Pinnacle Technology Holdings Ltd.	2,051,500	5,019,035
TOTAL SOUTH AFRICA		29,621,438
Spain - 2.6%
Amadeus IT Holding SA Class A	578,700	21,489,714
Banco Bilbao Vizcaya Argentaria SA	2,246,400	26,253,523
Criteria CaixaCorp SA (d)	1,201,300	6,245,348
Grifols SA ADR	336,000	10,133,760
TOTAL SPAIN		64,122,345
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	301,600	14,972,835
Nordea Bank AB	1,882,600	24,113,363
Svenska Cellulosa AB (SCA) (B Shares)	485,600	13,788,536
Svenska Handelsbanken AB (A Shares)	305,400	13,837,153
Swedbank AB (A Shares)	493,300	12,865,287
TOTAL SWEDEN		79,577,174

	Shares	Value
Switzerland - 9.2%
Aryzta AG	257,811	$ 19,264,436
Credit Suisse Group	577,220	17,956,141
Nestle SA	813,056	58,689,599
Roche Holding AG (participation certificate)	198,309	54,901,880
Schindler Holding AG (participation certificate)	82,005	11,631,723
SGS SA (Reg.)	7,690	18,018,339
Syngenta AG (Switzerland)	54,143	21,853,019
UBS AG	1,149,464	22,231,864
TOTAL SWITZERLAND		224,547,001
United Kingdom - 23.6%
Aberdeen Asset Management PLC	1,785,800	12,681,785
AMEC PLC	695,914	13,133,302
Babcock International Group PLC	720,700	14,733,522
Barclays PLC	5,000,712	21,040,325
BHP Billiton PLC	796,578	24,581,201
British American Tobacco PLC (United Kingdom)	583,200	32,176,476
BT Group PLC	3,614,000	21,866,990
Bunzl PLC	554,807	12,249,483
Croda International PLC	286,200	11,178,635
Dechra Pharmaceuticals PLC	438,095	4,846,847
Devro PLC	1,332,113	6,755,883
Diageo PLC	945,333	30,134,833
Diploma PLC	1,205,671	13,396,888
Domino Printing Sciences PLC	956,214	10,602,033
Elementis PLC	2,658,200	11,043,251
Hilton Food Group PLC	1,073,900	7,369,695
IMI PLC	701,300	17,080,615
ITV PLC	4,300,400	13,163,054
Jazztel PLC (a)	647,200	7,100,185
Johnson Matthey PLC	285,400	13,746,615
Kingfisher PLC	2,265,361	13,711,856
London Stock Exchange Group PLC	475,000	12,505,718
Meggitt PLC	2,154,200	19,774,404
Next PLC	260,500	22,742,986
Prudential PLC	1,123,522	22,976,884
Reckitt Benckiser Group PLC	340,600	26,475,803
Rolls-Royce Group PLC	1,039,806	19,173,087
Royal Dutch Shell PLC Class A (United Kingdom)	946,679	31,528,986
Royal Mail PLC	172,500	1,548,884
Senior Engineering Group PLC	1,817,000	8,676,039
Serco Group PLC	1,048,109	9,360,597
Spectris PLC	293,300	10,872,809
Spirax-Sarco Engineering PLC	226,007	10,574,237
Standard Chartered PLC (United Kingdom)	1,036,613	24,923,269
The Restaurant Group PLC	1,082,600	9,998,443
Vodafone Group PLC	8,709,459	31,900,682
TOTAL UNITED KINGDOM		575,626,302
Common Stocks - continued
	Shares	Value
United States of America - 4.6%
Brinker International, Inc.	208,003	$ 9,239,493
Coach, Inc.	151,000	7,652,680
CST Brands, Inc.	339,300	10,939,032
Fidelity National Information Services, Inc.	226,600	11,046,750
FMC Corp.	189,400	13,780,744
Global Payments, Inc.	201,100	11,961,428
JPMorgan Chase & Co.	86,900	4,478,826
McGraw-Hill Companies, Inc.	185,300	12,911,704
Mylan, Inc. (a)	269,300	10,198,391
National Oilwell Varco, Inc.	127,500	10,350,450
Varian Medical Systems, Inc. (a)	119,176	8,649,794
TOTAL UNITED STATES OF AMERICA		111,209,292
TOTAL COMMON STOCKS (Cost $1,873,403,908)		2,369,599,997
Nonconvertible Preferred Stocks - 2.1%

Germany - 2.1%
Henkel AG & Co. KGaA	188,900	20,441,374
Sartorius AG (non-vtg.)	90,100	9,505,296
Volkswagen AG	85,568	21,748,887
TOTAL GERMANY		51,695,557
United Kingdom - 0.0%
Rolls-Royce Group PLC:
(C Shares) (a)	116,204,214	186,322
Series C	89,423,316	143,381
TOTAL UNITED KINGDOM		329,703
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $35,907,853)		52,025,260
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	14,911,136	$ 14,911,136
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,269,172	4,269,172
TOTAL MONEY MARKET FUNDS (Cost $19,180,308)		19,180,308
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,928,492,069)		2,440,805,565
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,393,733)
NET ASSETS - 100%		$ 2,437,411,832
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,302
Fidelity Securities Lending Cash Central Fund	949,322
Total	$ 969,624
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 427,885,096	$ 344,006,819	$ 75,502,115	$ 8,376,162
Consumer Staples	307,560,334	120,888,225	186,672,109	-
Energy	55,012,738	23,483,752	31,528,986	-
Financials	481,335,928	263,924,254	217,411,674	-
Health Care	290,644,056	184,044,956	106,599,100	-
Industrials	350,976,576	303,152,289	47,824,287	-
Information Technology	221,546,023	136,981,791	84,564,232	-
Materials	190,737,558	99,293,343	91,444,215	-
Telecommunication Services	95,926,948	19,658,521	76,268,427	-
Money Market Funds	19,180,308	19,180,308	-	-
Total Investments in Securities:	$ 2,440,805,565	$ 1,514,614,258	$ 917,815,145	$ 8,376,162

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 215,402,110
Level 2 to Level 1	$ 1,666,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,035,445) - See accompanying schedule: Unaffiliated issuers (cost $1,909,311,761)	$ 2,421,625,257
Fidelity Central Funds (cost $19,180,308)	19,180,308
Total Investments (cost $1,928,492,069)		$ 2,440,805,565
Receivable for fund shares sold		973,288
Dividends receivable		5,408,768
Distributions receivable from Fidelity Central Funds		2,742
Prepaid expenses		7,908
Other receivables		293,865
Total assets		2,447,492,136

Liabilities
Payable for investments purchased	$ 2,286,630
Payable for fund shares redeemed	1,091,066
Accrued management fee	1,651,391
Other affiliated payables	423,517
Other payables and accrued expenses	358,528
Collateral on securities loaned, at value	4,269,172
Total liabilities		10,080,304

Net Assets		$ 2,437,411,832
Net Assets consist of:
Paid in capital		$ 3,383,324,848
Undistributed net investment income		30,599,916
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,488,880,086)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		512,367,154
Net Assets		$ 2,437,411,832

Overseas: Net Asset Value, offering price and redemption price per share ($1,874,922,018 ÷ 47,809,233 shares)		$ 39.22

Class K: Net Asset Value, offering price and redemption price per share ($562,489,814 ÷ 14,361,557 shares)		$ 39.17

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 59,031,347
Interest		49
Income from Fidelity Central Funds		969,624
Income before foreign taxes withheld		60,001,020
Less foreign taxes withheld		(4,314,545)
Total income		55,686,475

Expenses
Management fee Basic fee	$ 15,027,623
Performance adjustment	2,318,736
Transfer agent fees	3,927,907
Accounting and security lending fees	944,974
Custodian fees and expenses	205,593
Independent trustees' compensation	12,307
Appreciation in deferred trustee compensation account	427
Registration fees	67,337
Audit	82,238
Legal	64,454
Interest	608
Miscellaneous	14,059
Total expenses before reductions	22,666,263
Expense reductions	(583,162)	22,083,101
Net investment income (loss)		33,603,374
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	100,337,526
Foreign currency transactions	(197,100)
Total net realized gain (loss)		100,140,426
Change in net unrealized appreciation (depreciation) on: Investment securities	397,641,259
Assets and liabilities in foreign currencies	120,050
Total change in net unrealized appreciation (depreciation)		397,761,309
Net gain (loss)		497,901,735
Net increase (decrease) in net assets resulting from operations		$ 531,505,109

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,603,374	$ 50,043,397
Net realized gain (loss)	100,140,426	(141,989,458)
Change in net unrealized appreciation (depreciation)	397,761,309	260,173,491
Net increase (decrease) in net assets resulting from operations	531,505,109	168,227,430
Distributions to shareholders from net investment income	(46,883,539)	(70,077,891)
Distributions to shareholders from net realized gain	-	(1,661,965)
Total distributions	(46,883,539)	(71,739,856)
Share transactions - net increase (decrease)	47,557,637	(857,000,541)
Redemption fees	23,366	66,899
Total increase (decrease) in net assets	532,202,573	(760,446,068)

Net Assets
Beginning of period	1,905,209,259	2,665,655,327
End of period (including undistributed net investment income of $30,599,916 and undistributed net investment income of $43,880,081, respectively)	$ 2,437,411,832	$ 1,905,209,259

Financial Highlights - Overseas

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.35	$ 29.28	$ 31.56	$ 30.13	$ 25.43
Income from Investment Operations
Net investment income (loss) B	.54	.73	.47	.42	.52
Net realized and unrealized gain (loss)	8.10	2.19	(2.27)	1.49	4.55
Total from investment operations	8.64	2.92	(1.80)	1.91	5.07
Distributions from net investment income	(.77)	(.83)	(.48)	(.47)	(.37)
Distributions from net realized gain	-	(.02)	-	(.01)	-
Total distributions	(.77)	(.85)	(.48)	(.48)	(.37)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 39.22	$ 31.35	$ 29.28	$ 31.56	$ 30.13
Total Return A	28.17%	10.37%	(5.83)%	6.33%	20.44%
Ratios to Average Net Assets C, E
Expenses before reductions	1.09%	.69%	.73%	.89%	1.02%
Expenses net of fee waivers, if any	1.09%	.69%	.73%	.89%	1.02%
Expenses net of all reductions	1.06%	.67%	.67%	.85%	.98%
Net investment income (loss)	1.54%	2.52%	1.44%	1.41%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,874,922	$ 1,639,725	$ 2,215,717	$ 5,548,689	$ 6,602,017
Portfolio turnover rate D	42%	90%	77%	111%	115%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.32	$ 29.29	$ 31.59	$ 30.16	$ 25.45
Income from Investment Operations
Net investment income (loss) B	.60	.79	.52	.47	.59
Net realized and unrealized gain (loss)	8.08	2.18	(2.27)	1.50	4.54
Total from investment operations	8.68	2.97	(1.75)	1.97	5.13
Distributions from net investment income	(.83)	(.92)	(.55)	(.53)	(.42)
Distributions from net realized gain	-	(.02)	-	(.01)	-
Total distributions	(.83)	(.94)	(.55)	(.54)	(.42)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 39.17	$ 31.32	$ 29.29	$ 31.59	$ 30.16
Total Return A	28.37%	10.59%	(5.67)%	6.55%	20.73%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.51%	.56%	.69%	.78%
Expenses net of fee waivers, if any	.92%	.51%	.55%	.69%	.78%
Expenses net of all reductions	.90%	.48%	.50%	.66%	.74%
Net investment income (loss)	1.71%	2.70%	1.61%	1.60%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 562,490	$ 265,484	$ 291,323	$ 368,004	$ 383,048
Portfolio turnover rate D	42%	90%	77%	111%	115%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Overseas Fund

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR)and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Fidelity Overseas Fund
Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 525,982,074
Gross unrealized depreciation	(35,353,921)
Net unrealized appreciation (depreciation) on securities and other investments	$ 490,628,153

Tax Cost	$ 1,950,177,412

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 41,518,916
Capital loss carryforward	$ (1,477,884,149)
Net unrealized appreciation (depreciation)	$ 490,681,811

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (464,379,963)
2017	(939,719,765)
Total with expiration	(1,404,099,728)
No expiration
Short-term	(23,395,688)
Long-term	(50,388,733)
Total no expiration	(73,784,421)
Total capital loss carryforward	$ (1,477,884,149)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 46,883,539	$ 71,739,856

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $950,815,017 and $889,516,361, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Overseas	$ 3,737,229.21
Class K	190,678.05
	$ 3,927,907

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,212 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,892,000.31%		$ 608

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,522 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $949,322. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $559,838 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $23,324.

Annual Report

Fidelity Overseas Fund
Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012A
From net investment income
Overseas	$ 39,514,173	$ 56,962,859
Class K	7,369,366	9,516,308
Class F	-	3,598,724
Total	$ 46,883,539	$ 70,077,891
From net realized gain
Overseas	$ -	$ 1,377,579
Class K	-	207,326
Class F	-	77,060
Total	$ -	$ 1,661,965

A All Class F shares were redeemed on December 16, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012A	2013	2012A
Overseas
Shares sold	4,856,702	5,513,981	$ 167,166,517	$ 159,997,895
Reinvestment of distributions	1,224,483	2,082,243	38,681,419	57,282,489
Shares redeemed	(10,572,300)	(30,970,724)	(364,332,964)	(876,498,461)
Net increase (decrease)	(4,491,115)	(23,374,500)	$ (158,485,028)	$ (659,218,077)
Class K
Shares sold	8,204,154	5,090,211	$ 286,897,852	$ 145,041,228
Reinvestment of distributions	233,874	354,489	7,369,366	9,723,634
Shares redeemed	(2,553,449)	(6,913,669)	(88,224,553)	(205,273,028)
Net increase (decrease)	5,884,579	(1,468,969)	$ 206,042,665	$ (50,508,166)
Class F
Shares sold	-	373,582	$ -	$ 10,277,470
Reinvestment of distributions	-	134,104	-	3,675,784
Shares redeemed	-	(5,923,991)	-	(161,227,552)
Net increase (decrease)	-	(5,416,305)	$ -	$ (147,274,298)

A All Class F shares were redeemed on December 16, 2011.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Overseas Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Overseas Fund (a fund of Fidelity Investment Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Overseas Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.44%
Actual		$ 1,000.00	$ 1,123.10	$ 7.71
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class T	1.71%
Actual		$ 1,000.00	$ 1,121.80	$ 9.15
Hypothetical A		$ 1,000.00	$ 1,016.59	$ 8.69
Class B	2.20%
Actual		$ 1,000.00	$ 1,119.00	$ 11.75
Hypothetical A		$ 1,000.00	$ 1,014.12	$ 11.17
Class C	2.18%
Actual		$ 1,000.00	$ 1,119.20	$ 11.64
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
Worldwide	1.10%
Actual		$ 1,000.00	$ 1,125.30	$ 5.89
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,124.90	$ 6.21
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Worldwide Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Worldwide Fund	29.54%	14.67%	9.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Worldwide Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI World Index performed over the same period.

Annual Report

Fidelity Worldwide Fund

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from William Kennedy, Lead Portfolio Manager of Fidelity® Worldwide Fund and manager of its non-U.S. equity subportfolio, and Co-Portfolio Manager Stephen DuFour, who manages the fund's U.S. equity subportfolio: For the year, the fund's Retail Class shares returned 29.54%, versus 26.29% for the MSCI® World Index. Security selection that focused on companies with above-average earnings growth, good balance sheets and reasonable share prices drove the fund's performance relative to the index. Regionally, investment choices in the U.S. helped the most while among sectors, energy and information technology stood out. Winners included U.S. natural gas exploration & production company Pioneer Natural Resources, whose huge share-price gain was fueled by the company's expanded oil production and rising oil prices. The fund's number one contributor was U.S. biotechnology company Gilead Sciences, whose stock soared as the company neared approval for its promising new hepatitis C treatment. In the information technology sector, an investment in electronic-payment processor MasterCard took off, thanks to higher transaction volumes that were the result of increasing numbers of consumers worldwide shopping online and choosing to pay with debit and credit instead of cash or checks. By contrast, investments in the consumer discretionary sector detracted, as did a small stake in emerging markets, positioning in core European countries and a modest cash position. Individual disappointments included cellular-tower operator American Tower, which saw slowing growth prospects in the U.S. pressure its return. We sold the position before period end. Untimely ownership of biotechnology leader Amgen also hurt. We exited soon after the company announced an acquisition that we thought could take some time to pay off, but the stock continued to rise.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
United States of America*	52.6%
Japan	8.4%
United Kingdom	7.2%
France	4.9%
Germany	4.0%
Ireland	3.3%
Switzerland	3.1%
Sweden	1.9%
Spain	1.7%
Other	12.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United States of America*	50.3%
Japan	10.1%
United Kingdom	7.6%
France	4.4%
Germany	3.7%
Switzerland	3.0%
Ireland	2.9%
Canada	2.1%
Australia	1.8%
Other	14.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.2	97.3
Bonds	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.7	2.6
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America, IT Services)	2.8	2.6
Cabot Oil & Gas Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.3	2.2
McGraw-Hill Companies, Inc. (United States of America, Diversified Financial Services)	2.2	0.0
Bank of America Corp. (United States of America, Diversified Financial Services)	2.2	1.4
Google, Inc. Class A (United States of America, Internet Software & Services)	2.0	2.5
Pioneer Natural Resources Co. (United States of America, Oil, Gas & Consumable Fuels)	2.0	1.0
Visa, Inc. Class A (United States of America, IT Services)	1.9	0.7
Cummins, Inc. (United States of America, Machinery)	1.9	0.1
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.8	1.3
Actavis PLC (Ireland, Pharmaceuticals)	1.6	0.2
	20.7
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	20.0
Information Technology	15.6	12.5
Health Care	14.1	13.1
Consumer Discretionary	12.6	15.0
Industrials	12.2	10.5
Energy	8.9	5.7
Consumer Staples	6.3	10.2
Materials	5.4	6.1
Telecommunication Services	2.0	2.1
Utilities	0.2	1.1

Annual Report

Fidelity Worldwide Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.5%
Ansell Ltd.	142,537	$ 2,625,670
Australia & New Zealand Banking Group Ltd.	392,333	12,548,330
Ramsay Health Care Ltd.	105,887	3,883,069
Woodside Petroleum Ltd.	89,610	3,287,856
TOTAL AUSTRALIA		22,344,925
Austria - 0.1%
Andritz AG	28,200	1,737,152
Bailiwick of Jersey - 1.2%
Experian PLC	368,600	7,505,868
Wolseley PLC	90,926	4,900,027
WPP PLC	245,700	5,219,909
TOTAL BAILIWICK OF JERSEY		17,625,804
Belgium - 1.0%
Anheuser-Busch InBev SA NV	71,611	7,423,464
KBC Groupe SA	141,183	7,696,402
TOTAL BELGIUM		15,119,866
Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,157,165
Brazil - 0.1%
Arezzo Industria e Comercio SA	63,900	955,562
British Virgin Islands - 0.3%
Luxoft Holding, Inc.	57,700	1,685,994
Mail.Ru Group Ltd. GDR (Reg. S)	73,000	2,692,240
Michael Kors Holdings Ltd. (a)	11,000	846,450
TOTAL BRITISH VIRGIN ISLANDS		5,224,684
Canada - 0.5%
Canadian Pacific Railway Ltd.	3,000	428,830
Constellation Software, Inc.	9,700	1,767,053
InterOil Corp. (a)(d)	10,500	729,225
Suncor Energy, Inc.	123,400	4,484,368
TOTAL CANADA		7,409,476
Cayman Islands - 0.7%
58.com, Inc. ADR	4,000	96,480
Baidu.com, Inc. sponsored ADR (a)	20,300	3,266,270
Cimc Enric Holdings Ltd.	1,020,000	1,436,657
ENN Energy Holdings Ltd.	314,000	1,860,996
Eurasia Drilling Co. Ltd. GDR (Reg. S)	43,500	1,842,225
Greatview Aseptic Pack Co. Ltd.	1,799,000	1,132,351
Sands China Ltd.	90,400	642,466
Youku Tudou, Inc. ADR (a)(d)	27,400	746,376
TOTAL CAYMAN ISLANDS		11,023,821
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	35,844

	Shares	Value
Denmark - 0.2%
Novo Nordisk A/S Series B	22,916	$ 3,816,720
Finland - 0.4%
Raisio Group PLC (V Shares)	139,000	809,640
Sampo Oyj (A Shares)	107,000	5,068,793
TOTAL FINLAND		5,878,433
France - 4.9%
Arkema SA	29,430	3,341,337
Atos Origin SA	24,326	2,076,840
AXA SA	327,500	8,181,802
BNP Paribas SA	93,030	6,889,028
Bureau Veritas SA	86,700	2,618,024
Danone SA	56,400	4,182,641
Edenred SA	73,500	2,497,361
Havas SA	344,900	2,873,415
Iliad SA	12,793	2,925,057
Kering SA	22,350	5,078,355
Lafarge SA (Bearer)	37,800	2,616,444
LVMH Moet Hennessy - Louis Vuitton SA	33,006	6,354,611
Sanofi SA	53,719	5,727,694
Schneider Electric SA	84,600	7,127,414
Technip SA	11,800	1,236,055
Total SA	173,600	10,650,877
TOTAL FRANCE		74,376,955
Germany - 3.3%
Aareal Bank AG (a)	63,891	2,457,137
adidas AG	33,400	3,812,931
BASF AG	77,939	8,109,115
Bayer AG	91,200	11,335,105
Brenntag AG	27,600	4,676,743
GEA Group AG	75,747	3,296,198
GSW Immobilien AG	28,483	1,324,543
HeidelbergCement Finance AG	53,600	4,225,340
KION Group AG (a)	45,449	1,851,251
LEG Immobilien AG	19,100	1,089,187
Siemens AG	68,079	8,699,973
TOTAL GERMANY		50,877,523
Hong Kong - 0.8%
AIA Group Ltd.	1,263,600	6,413,345
Techtronic Industries Co. Ltd.	2,334,000	5,870,373
TOTAL HONG KONG		12,283,718
India - 0.3%
Housing Development Finance Corp. Ltd.	256,407	3,557,718
United Spirits Ltd.	27,317	1,141,082
TOTAL INDIA		4,698,800
Indonesia - 0.0%
PT Tower Bersama Infrastructure Tbk	990,500	500,849
Ireland - 3.3%
Actavis PLC (a)	153,200	23,681,656
Common Stocks - continued
	Shares	Value
Ireland - continued
Alkermes PLC (a)	84,000	$ 2,955,960
Bank of Ireland (a)	8,957,800	3,260,264
Eaton Corp. PLC	96,000	6,773,760
Greencore Group PLC	509,900	1,472,450
James Hardie Industries PLC CDI	365,087	3,771,527
Kerry Group PLC Class A	58,400	3,739,835
Trinity Biotech PLC sponsored ADR	193,741	4,843,525
TOTAL IRELAND		50,498,977
Italy - 0.5%
De Longhi SpA	141,700	2,193,282
Moleskine SpA	397,400	971,226
Tod's SpA	7,333	1,221,648
UniCredit SpA	225,700	1,697,701
World Duty Free SpA (a)	159,397	1,765,998
TOTAL ITALY		7,849,855
Japan - 8.0%
ABC-MART, Inc.	48,600	2,430,533
Aozora Bank Ltd.	983,000	2,857,615
ARNEST ONE Corp.	41,000	1,124,133
Astellas Pharma, Inc.	47,400	2,642,379
Cosmos Pharmaceutical Corp.	12,200	1,486,333
Daikin Industries Ltd.	67,300	3,871,997
Don Quijote Co. Ltd.	109,500	7,289,030
Hajime Construction Co. Ltd.	4,500	310,282
Harmonic Drive Systems, Inc.	64,400	1,386,409
Hitachi Ltd.	313,000	2,189,469
Japan Exchange Group, Inc.	159,500	3,708,080
Japan Tobacco, Inc.	273,400	9,892,619
Kakaku.com, Inc.	123,200	2,382,853
KDDI Corp.	129,000	6,986,187
Keyence Corp.	18,460	7,911,772
Leopalace21 Corp. (a)	421,900	2,929,044
Miraca Holdings, Inc.	12,400	558,720
Mitsubishi UFJ Financial Group, Inc.	1,099,300	7,000,636
Nomura Real Estate Holdings, Inc.	35,200	890,610
Omron Corp.	75,500	2,881,172
ORIX Corp.	554,600	9,606,275
Park24 Co. Ltd.	83,900	1,638,111
Rakuten, Inc.	316,000	4,117,366
Santen Pharmaceutical Co. Ltd.	71,900	3,650,056
Seven & i Holdings Co., Ltd.	134,700	4,985,063
Shinsei Bank Ltd.	1,543,000	3,612,636
Ship Healthcare Holdings, Inc.	67,000	2,749,303
SoftBank Corp.	129,700	9,685,854
Toyota Motor Corp.	173,400	11,242,942
USS Co. Ltd.	28,800	421,762
TOTAL JAPAN		122,439,241
Kenya - 0.1%
Safaricom Ltd.	18,905,500	2,093,228

	Shares	Value
Korea (South) - 0.4%
Hyundai Motor Co.	12,766	$ 3,043,303
NHN Corp.	4,224	2,376,118
Orion Corp.	742	723,626
TOTAL KOREA (SOUTH)		6,143,047
Luxembourg - 0.2%
Brait SA	363,375	1,770,045
Eurofins Scientific SA	3,000	822,593
TOTAL LUXEMBOURG		2,592,638
Mexico - 0.1%
Alsea S.A.B. de CV	519,500	1,615,767
Netherlands - 1.6%
AEGON NV	292,700	2,328,980
ASML Holding NV	45,507	4,306,782
European Aeronautic Defence and Space Co. (EADS) NV	24,000	1,649,177
Exact Holdings NV	10,177	269,517
Koninklijke Ahold NV	149,342	2,842,823
Koninklijke Philips Electronics NV	155,100	5,481,348
Randstad Holding NV	44,718	2,759,840
Royal DSM NV	32,700	2,476,988
Yandex NV (a)	54,300	2,001,498
TOTAL NETHERLANDS		24,116,953
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	459,616	2,866,303
Norway - 0.4%
DNB ASA	365,200	6,472,077
Philippines - 0.1%
Alliance Global Group, Inc.	1,671,800	1,019,367
Russia - 0.2%
Mobile TeleSystems OJSC sponsored ADR	143,200	3,264,960
Singapore - 1.0%
Avago Technologies Ltd.	278,000	12,629,540
Global Logistic Properties Ltd.	1,015,000	2,524,835
TOTAL SINGAPORE		15,154,375
South Africa - 0.6%
Distell Group Ltd.	126,410	1,693,652
Naspers Ltd. Class N	80,100	7,492,357
TOTAL SOUTH AFRICA		9,186,009
Spain - 1.7%
Amadeus IT Holding SA Class A	82,100	3,048,739
Antena 3 de Television SA	93,500	1,567,828
Banco Bilbao Vizcaya Argentaria SA	799,331	9,341,727
Criteria CaixaCorp SA (d)	259,900	1,351,175
Distribuidora Internacional de Alimentacion SA	352,600	3,223,374
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA ADR	75,442	$ 2,275,331
Inditex SA	28,781	4,728,366
TOTAL SPAIN		25,536,540
Sweden - 1.9%
ASSA ABLOY AB (B Shares)	110,600	5,490,701
Intrum Justitia AB	115,000	3,061,319
Investment AB Kinnevik (B Shares)	145,500	5,361,903
Nordea Bank AB	374,200	4,792,957
Svenska Cellulosa AB (SCA) (B Shares)	222,500	6,317,852
Svenska Handelsbanken AB (A Shares)	77,300	3,502,331
TOTAL SWEDEN		28,527,063
Switzerland - 3.1%
Actelion Ltd.	13,000	1,006,502
Credit Suisse Group	63,657	1,980,240
Lonza Group AG	47,211	4,219,774
Partners Group Holding AG	13,818	3,580,329
Roche Holding AG (participation certificate)	49,858	13,803,196
Schindler Holding AG (participation certificate)	15,402	2,184,645
SGS SA (Reg.)	490	1,148,113
Swatch Group AG (Bearer)	2,200	1,407,505
Syngenta AG (Switzerland)	11,110	4,484,181
UBS AG	506,231	9,791,049
Zurich Insurance Group AG	10,593	2,929,171
TOTAL SWITZERLAND		46,534,705
Taiwan - 0.3%
ECLAT Textile Co. Ltd.	149,940	1,647,888
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	2,597,103
TOTAL TAIWAN		4,244,991
United Kingdom - 7.2%
Aberdeen Asset Management PLC	355,842	2,526,997
Alabama Noor Hospitals Group PLC (a)	169,000	2,303,284
Associated British Foods PLC	96,800	3,518,591
Barclays PLC	1,419,228	5,971,353
BG Group PLC	240,300	4,906,758
BHP Billiton PLC	154,101	4,755,325
British American Tobacco PLC (United Kingdom)	49,900	2,753,097
Croda International PLC	38,600	1,507,671
Diageo PLC	264,983	8,446,990
Foxtons Group PLC	134,300	686,385
Hikma Pharmaceuticals PLC	239,015	4,602,672
Hilton Food Group PLC	262,800	1,803,479
HSBC Holdings PLC (United Kingdom)	756,850	8,296,094
Intertek Group PLC	55,600	2,970,446
ITV PLC	907,700	2,778,370
Jazztel PLC (a)	284,917	3,125,716
Legal & General Group PLC	1,589,267	5,511,823

	Shares	Value
Liberty Global PLC Class A (a)	37,000	$ 2,899,690
London Stock Exchange Group PLC	107,700	2,835,507
Meggitt PLC	419,676	3,852,401
Next PLC	57,000	4,976,392
Ocado Group PLC (a)	511,100	3,556,620
Persimmon PLC	129,000	2,616,508
Reckitt Benckiser Group PLC	48,500	3,770,042
Rolls-Royce Group PLC	271,600	5,008,060
Rotork PLC	44,510	2,043,247
Royal Mail PLC	106,500	956,268
SABMiller PLC	92,100	4,805,284
Taylor Wimpey PLC	1,155,900	2,042,414
The Restaurant Group PLC	123,700	1,142,442
Ultra Electronics Holdings PLC	36,900	1,144,260
Vodafone Group PLC	420,400	1,539,825
TOTAL UNITED KINGDOM		109,654,011
United States of America - 49.8%
A.O. Smith Corp.	21,000	1,084,650
Accuray, Inc. (a)	235,000	1,586,250
Adobe Systems, Inc. (a)	289,000	15,663,800
Agios Pharmaceuticals, Inc. (d)	20,000	463,200
Alexion Pharmaceuticals, Inc. (a)	44,000	5,409,800
Alliance Data Systems Corp. (a)	6,000	1,422,360
Amazon.com, Inc. (a)	23,000	8,372,690
American International Group, Inc.	145,000	7,489,250
Ameriprise Financial, Inc.	175,400	17,634,716
Amphenol Corp. Class A	15,000	1,204,350
Applied Micro Circuits Corp. (a)	104,000	1,212,640
Bank of America Corp.	2,436,400	34,012,144
Beam, Inc.	23,900	1,608,470
Biogen Idec, Inc. (a)	66,000	16,116,540
Bluebird Bio, Inc. (d)	27,100	575,875
Boston Scientific Corp. (a)	275,300	3,218,257
Bristol-Myers Squibb Co.	87,000	4,569,240
Cabot Oil & Gas Corp.	1,002,000	35,390,640
CalAmp Corp. (a)	14,000	329,420
Callidus Software, Inc. (a)	50,000	517,500
CBS Corp. Class B	171,000	10,112,940
Celldex Therapeutics, Inc. (a)	89,100	2,041,281
Citigroup, Inc.	204,000	9,951,120
Criteo SA sponsored ADR	1,823	64,370
Cummins, Inc.	223,000	28,325,460
Discovery Communications, Inc. Class A (a)	42,000	3,734,640
Eastman Chemical Co.	292,500	23,046,075
Ecolab, Inc.	168,000	17,808,000
EOG Resources, Inc.	97,000	17,304,800
EQT Corp.	138,000	11,814,180
Estee Lauder Companies, Inc. Class A	12,800	908,288
Facebook, Inc. Class A (a)	78,000	3,920,280
FedEx Corp.	134,000	17,554,000
Gilead Sciences, Inc. (a)	382,000	27,118,180
Google, Inc. Class A (a)	30,200	31,123,516
Common Stocks - continued
	Shares	Value
United States of America - continued
Guidewire Software, Inc. (a)	53,000	$ 2,688,160
H&R Block, Inc.	56,000	1,592,640
Halozyme Therapeutics, Inc. (a)(d)	236,000	2,749,400
HealthStream, Inc. (a)	12,000	428,640
Illumina, Inc. (a)	174,500	16,317,495
inContact, Inc. (a)	102,506	778,021
Intercept Pharmaceuticals, Inc.	47,667	2,585,458
Johnson Controls, Inc.	66,000	3,045,900
KAR Auction Services, Inc.	7,000	208,040
KKR & Co. LP	157,000	3,446,150
Kroger Co.	414,300	17,748,612
MasterCard, Inc. Class A	60,400	43,312,839
McGraw-Hill Companies, Inc.	491,200	34,226,816
McKesson Corp.	23,000	3,595,820
Medivation, Inc. (a)	59,800	3,579,628
Monster Beverage Corp. (a)	3,000	171,690
Morgan Stanley	405,000	11,635,650
Netflix, Inc. (a)	28,000	9,029,440
Noble Energy, Inc.	156,000	11,689,080
Norfolk Southern Corp.	161,000	13,849,220
Pharmacyclics, Inc. (a)	14,300	1,696,552
Phillips 66 Partners LP	49,875	1,675,800
Pioneer Natural Resources Co.	151,900	31,106,082
priceline.com, Inc. (a)	7,700	8,114,491
Proto Labs, Inc. (a)	33,000	2,767,380
PVH Corp.	53,000	6,602,210
Regeneron Pharmaceuticals, Inc. (a)	11,231	3,230,036
Rock-Tenn Co. Class A	11,000	1,177,110
salesforce.com, Inc. (a)	48,900	2,609,304
ServiceNow, Inc. (a)	226,000	12,341,860
Sirius XM Radio, Inc.	607,000	2,288,390
Sohu.com, Inc. (a)	19,300	1,292,328
Spirit Airlines, Inc. (a)	59,900	2,584,685
SS&C Technologies Holdings, Inc. (a)	82,900	3,257,970
Synageva BioPharma Corp. (a)	15,100	767,080
Teledyne Technologies, Inc. (a)	16,000	1,421,120
The Blackstone Group LP	421,000	11,063,880
The Boeing Co.	56,000	7,308,000
The Cooper Companies, Inc.	109,800	14,187,258
TJX Companies, Inc.	227,900	13,854,041
TripAdvisor, Inc. (a)	71,000	5,872,410
Twenty-First Century Fox, Inc. Class A	212,000	7,224,960
United Therapeutics Corp. (a)	35,000	3,098,200
Visa, Inc. Class A	149,900	29,480,833
W.R. Grace & Co. (a)	18,000	1,649,880
Web.com Group, Inc. (a)	137,100	3,694,845
WhiteWave Foods Co.	40,000	800,400
Workday, Inc. Class A	218,300	16,344,121
Xylem, Inc.	88,000	3,036,000
Yahoo!, Inc. (a)	399,000	13,139,070
TOTAL UNITED STATES OF AMERICA		759,073,917

	Shares	Value
US Virgin Islands - 0.0%
Altisource Residential Corp. Class B	25,000	$ 664,250
TOTAL COMMON STOCKS (Cost $1,165,169,491)		1,465,615,571
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG	39,200	9,963,495
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	23,357,600	37,452
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,496,985)		10,000,947
Convertible Bonds - 0.1%
	Principal Amount
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20	$ 700,000	954,310
Radian Group, Inc. 2.25% 3/1/19	620,000	935,394
TOTAL CONVERTIBLE BONDS (Cost $1,320,000)		1,889,704
Government Obligations - 0.0%

United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 1/2/14 (e) (Cost $414,989)	415,000	414,982
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	45,067,881	45,067,881
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,680,338	4,680,338
TOTAL MONEY MARKET FUNDS (Cost $49,748,219)		49,748,219
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,224,149,684)		1,527,669,423
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,644,309)
NET ASSETS - 100%		$ 1,525,025,114
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
92 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 6,653,900	$ 248,032

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $414,982.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,995
Fidelity Securities Lending Cash Central Fund	356,949
Total	$ 407,944
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 195,094,745	$ 168,158,697	$ 25,501,633	$ 1,434,415
Consumer Staples	96,269,397	61,281,831	34,987,566	-
Energy	136,117,946	125,467,069	10,650,877	-
Financials	302,503,944	230,929,341	71,574,603	-
Health Care	213,703,702	194,558,830	19,144,872	-
Industrials	178,362,200	157,284,362	21,077,838	-
Information Technology	238,545,382	220,583,013	17,962,369	-
Materials	80,101,344	70,861,838	9,239,506	-
Telecommunication Services	30,899,697	12,687,831	18,211,866	-
Utilities	4,018,161	4,018,161	-	-
Corporate Bonds	1,889,704	-	1,889,704	-
Government Obligations	414,982	-	414,982	-
Money Market Funds	49,748,219	49,748,219	-	-
Total Investments in Securities:	$ 1,527,669,423	$ 1,295,579,192	$ 230,655,816	$ 1,434,415
Derivative Instruments:
Assets
Futures Contracts	$ 248,032	$ 248,032	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 43,000,101
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 248,032	$ -
Total Value of Derivatives	$ 248,032	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,617,353) - See accompanying schedule: Unaffiliated issuers (cost $1,174,401,466)	$ 1,477,921,205
Fidelity Central Funds (cost $49,748,218)	49,748,218
Total Investments (cost $1,224,149,684)		$ 1,527,669,423
Cash		46,236
Foreign currency held at value (cost $145)		145
Receivable for investments sold		52,033,895
Receivable for fund shares sold		1,918,441
Dividends receivable		1,641,222
Interest receivable		3,492
Distributions receivable from Fidelity Central Funds		12,107
Prepaid expenses		4,783
Other receivables		265,654
Total assets		1,583,595,398

Liabilities
Payable for investments purchased	$ 51,567,924
Payable for fund shares redeemed	859,404
Accrued management fee	988,981
Distribution and service plan fees payable	18,778
Payable for daily variation margin for derivative instruments	57,500
Other affiliated payables	294,730
Other payables and accrued expenses	102,629
Collateral on securities loaned, at value	4,680,338
Total liabilities		58,570,284

Net Assets		$ 1,525,025,114
Net Assets consist of:
Paid in capital		$ 1,104,816,841
Undistributed net investment income		5,154,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,364,032
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,690,159
Net Assets		$ 1,525,025,114

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,661,272 ÷ 1,138,130 shares)	$ 25.18

Maximum offering price per share (100/94.25 of $25.18)	$ 26.72
Class T: Net Asset Value and redemption price per share ($9,822,410 ÷ 392,095 shares)	$ 25.05

Maximum offering price per share (100/96.50 of $25.05)	$ 25.96
Class B: Net Asset Value and offering price per share ($709,889 ÷ 28,601 shares)A	$ 24.82

Class C: Net Asset Value and offering price per share ($10,777,727 ÷ 434,922 shares)A	$ 24.78

Worldwide: Net Asset Value, offering price and redemption price per share ($1,464,415,231 ÷ 57,635,498 shares)	$ 25.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,638,585 ÷ 420,307 shares)	$ 25.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2013
Investment Income
Dividends		$ 20,251,766
Interest		18,336
Income from Fidelity Central Funds		407,944
Income before foreign taxes withheld		20,678,046
Less foreign taxes withheld		(1,095,825)
Total income		19,582,221

Expenses
Management fee Basic fee	$ 9,069,757
Performance adjustment	1,622,176
Transfer agent fees	2,711,063
Distribution and service plan fees	156,379
Accounting and security lending fees	588,006
Custodian fees and expenses	172,916
Independent trustees' compensation	7,367
Registration fees	94,174
Audit	74,846
Legal	4,009
Miscellaneous	10,331
Total expenses before reductions	14,511,024
Expense reductions	(321,971)	14,189,053
Net investment income (loss)		5,393,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	124,060,205
Foreign currency transactions	(172,714)
Futures contracts	3,571,502
Total net realized gain (loss)		127,458,993
Change in net unrealized appreciation (depreciation) on: Investment securities	200,652,376
Assets and liabilities in foreign currencies	(4,939)
Futures contracts	248,032
Total change in net unrealized appreciation (depreciation)		200,895,469
Net gain (loss)		328,354,462
Net increase (decrease) in net assets resulting from operations		$ 333,747,630

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,393,168	$ 9,012,042
Net realized gain (loss)	127,458,993	52,879,353
Change in net unrealized appreciation (depreciation)	200,895,469	45,589,333
Net increase (decrease) in net assets resulting from operations	333,747,630	107,480,728
Distributions to shareholders from net investment income	(8,778,977)	(4,089,511)
Distributions to shareholders from net realized gain	(4,461,887)	-
Total distributions	(13,240,864)	(4,089,511)
Share transactions - net increase (decrease)	92,658,787	(126,253,328)
Redemption fees	24,982	23,898
Total increase (decrease) in net assets	413,190,535	(22,838,213)

Net Assets
Beginning of period	1,111,834,579	1,134,672,792
End of period (including undistributed net investment income of $5,154,082 and undistributed net investment income of $7,478,979, respectively)	$ 1,525,025,114	$ 1,111,834,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.69	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.02	.10	.05	.03	(.01)
Net realized and unrealized gain (loss)	5.66	1.72	.47	2.63	4.09
Total from investment operations	5.68	1.82	.52	2.66	4.08
Distributions from net investment income	(.11)	(.02)	(.08)	(.10)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.19)	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 25.18	$ 19.69	$ 17.89	$ 17.50	$ 14.96
Total Return B, C, D	29.10%	10.20%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45%	1.43%	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.45%	1.43%	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.42%	1.41%	1.38%	1.41%	1.49% A
Net investment income (loss)	.09%	.52%	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,661	$ 18,723	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	.05	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	5.63	1.73	.45	2.62	4.07
Total from investment operations	5.59	1.78	.46	2.61	4.06
Distributions from net investment income	(.07)	-	(.04)	(.08)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.15)	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 25.05	$ 19.61	$ 17.83	$ 17.46	$ 14.94
Total Return B, C, D	28.73%	9.98%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71%	1.68%	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.70%	1.68%	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.68%	1.66%	1.63%	1.68%	1.70% A
Net investment income (loss)	(.16)%	.26%	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,822	$ 5,550	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.14)	(.04)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	5.59	1.71	.47	2.61	4.04
Total from investment operations	5.45	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(.07)	-	-	(.01)	-
Total distributions	(.07)	-	-	(.02)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.82	$ 19.44	$ 17.77	$ 17.39	$ 14.89
Total Return B, C, D	28.13%	9.40%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.19%	2.18%	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.17%	2.16%	2.13%	2.17%	2.17% A
Net investment income (loss)	(.65)%	(.23)%	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 710	$ 304	$ 256	$ 305	$ 224
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 19.41	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.14)	(.04)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	5.58	1.71	.47	2.61	4.05
Total from investment operations	5.44	1.67	.38	2.52	4.01
Distributions from net investment income	-	-	-	(.03)	-
Distributions from net realized gain	(.07)	-	-	(.02)	-
Total distributions	(.07)	-	-	(.05)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 19.41	$ 17.74	$ 17.36	$ 14.89
Total Return B, C, D	28.12%	9.41%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%	2.18%	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.14%	2.18%	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.12%	2.16%	2.13%	2.16%	2.15% A
Net investment income (loss)	(.60)%	(.23)%	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,778	$ 1,726	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Worldwide

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.85	$ 18.02	$ 17.58	$ 14.98	$ 13.40
Income from Investment Operations
Net investment income (loss) B	.10	.16	.11	.08	.12
Net realized and unrealized gain (loss)	5.70	1.74	.48	2.63	1.63
Total from investment operations	5.80	1.90	.59	2.71	1.75
Distributions from net investment income	(.16)	(.07)	(.10)	(.10)	(.17)
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.24)	(.07)	(.15)	(.11) G	(.17)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 25.41	$ 19.85	$ 18.02	$ 17.58	$ 14.98
Total Return A	29.54%	10.56%	3.32%	18.18%	13.39%
Ratios to Average Net Assets C, E
Expenses before reductions	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of fee waivers, if any	1.11%	1.11%	1.08%	1.15%	1.27%
Expenses net of all reductions	1.08%	1.09%	1.05%	1.12%	1.24%
Net investment income (loss)	.43%	.84%	.60%	.50%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,464,415	$ 1,081,240	$ 1,114,694	$ 1,087,928	$ 991,996
Portfolio turnover rate D	161%	186%	203%	166%	224%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.78	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.08	.14	.10	.07	.06
Net realized and unrealized gain (loss)	5.68	1.74	.47	2.63	4.06
Total from investment operations	5.76	1.88	.57	2.70	4.12
Distributions from net investment income	(.15)	(.08)	(.11)	(.11)	-
Distributions from net realized gain	(.08)	-	(.05)	(.02)	-
Total distributions	(.23)	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 25.31	$ 19.78	$ 17.98	$ 17.57	$ 15.00
Total Return B, C	29.44%	10.49%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.17%	1.18%	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.14%	1.16%	1.10%	1.19%	1.15% A
Net investment income (loss)	.37%	.77%	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,639	$ 4,291	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	161%	186%	203%	166%	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Worldwide Fund

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 303,709,710
Gross unrealized depreciation	(8,652,395)
Net unrealized appreciation (depreciation) on securities and other investments	$ 295,057,315

Tax Cost	$ 1,232,612,108

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 60,493,370
Undistributed long-term capital gain	$ 64,735,706
Net unrealized appreciation (depreciation)	$ 294,979,703

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 9,335,754	$ 4,089,511
Long-term Capital Gain	3,905,110	-
Total	$ 13,240,864	$ 4,089,511

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,571,502 and a change in net unrealized appreciation (depreciation) of $248,032 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,101,815,224 and $2,010,981,925, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56,465	$ 3,136
Class T	.25%	.25%	36,494	-
Class B	.75%	.25%	5,173	3,899
Class C	.75%	.25%	58,247	12,257
			$ 156,379	$ 19,292

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,423
Class T	2,887
Class B*	453
Class C*	1,575
$ 19,338

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 67,227.30
Class T	22,437.31
Class B	1,543.30
Class C	15,419.26
Worldwide	2,587,472.21
Institutional Class	16,965.27
	$ 2,711,063

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,416 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,710 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any

Annual Report

Fidelity Worldwide Fund
Notes to Financial Statements - continued

8. Security Lending - continued

cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $356,949, including $3,404 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $307,457 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $92.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14,422.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 102,433	$ 16,598
Class T	21,836	-
Class B	-	-
Class C	-	-
Worldwide	8,622,428	4,059,519
Institutional Class	32,280	13,394
Total	$ 8,778,977	$ 4,089,511
From net realized gain
Class A	$ 75,180	$ -
Class T	23,606	-
Class B	1,126	-
Class C	6,545	-
Worldwide	4,338,328	-
Institutional Class	17,102	-
Total	$ 4,461,887	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	491,761	433,206	$ 11,054,215	$ 8,109,308
Reinvestment of distributions	6,945	720	138,266	12,524
Shares redeemed	(311,295)	(218,566)	(6,852,432)	(4,053,305)
Net increase (decrease)	187,411	215,360	$ 4,340,049	$ 4,068,527
Class T
Shares sold	169,111	202,603	$ 3,777,852	$ 3,780,147
Reinvestment of distributions	2,272	-	45,089	-
Shares redeemed	(62,341)	(42,181)	(1,376,268)	(800,428)
Net increase (decrease)	109,042	160,422	$ 2,446,673	$ 2,979,719
Class B
Shares sold	20,337	4,060	$ 444,905	$ 73,532
Reinvestment of distributions	53	-	1,043	-
Shares redeemed	(7,424)	(2,808)	(167,624)	(51,407)
Net increase (decrease)	12,966	1,252	$ 278,324	$ 22,125

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class C
Shares sold	396,584	38,075	$ 8,655,233	$ 696,495
Reinvestment of distributions	325	-	6,404	-
Shares redeemed	(50,941)	(22,245)	(1,138,699)	(407,626)
Net increase (decrease)	345,968	15,830	$ 7,522,938	$ 288,869
Worldwide
Shares sold	11,150,143	8,155,382	$ 252,015,125	$ 150,136,706
Reinvestment of distributions	628,809	226,349	12,588,791	3,956,581
Shares redeemed	(8,612,327)	(15,784,478)	(191,232,967)	(288,554,381)
Net increase (decrease)	3,166,625	(7,402,747)	$ 73,370,949	$ (134,461,094)
Institutional Class
Shares sold	275,603	111,552	$ 6,347,280	$ 2,100,045
Reinvestment of distributions	2,425	745	48,393	12,982
Shares redeemed	(74,630)	(67,062)	(1,695,819)	(1,264,501)
Net increase (decrease)	203,398	45,235	$ 4,699,854	$ 848,526

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Worldwide Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Worldwide Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Worldwide Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Diversified International Fund	12/09/13	12/06/13	$0.318	$0.234
Fidelity International Capital Appreciation Fund	12/09/13	12/06/13	$0.119	$0.000
Fidelity Overseas Fund	12/09/13	12/06/13	$0.512	$0.177
Fidelity Worldwide Fund	12/09/13	12/06/13	$0.087	$1.979

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Worldwide Fund	$66,159,543

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code:

Fidelity Diversified International Fund	92%
Fidelity International Capital Appreciation Fund	100%
Fidelity Overseas Fund	100%
Fidelity Worldwide Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	12/07/12	12/27/12
Fidelity Diversified International Fund	4%	0.0%
Fidelity International Capital Appreciation Fund	21%	62%
Fidelity Overseas Fund	2%	0.0%
Fidelity Worldwide Fund	65%	0.0%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Diversified International Fund	12/10/12	$0.441	$0.0230
Fidelity International Capital Appreciation Fund	12/10/12	$0.117	$0.0143
	12/28/12	$0.005	$0.0000
Fidelity Overseas Fund	12/10/12	$0.550	$0.0621
Fidelity Worldwide Fund	12/10/12	$0.000	$0.0000

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Broadly Diversified International Equity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is a part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the funds, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Overseas Fund in January 2012.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Annual Report

Fidelity Diversified International Fund

Fidelity International Capital Appreciation Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Overseas Fund

Fidelity Worldwide Fund

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Annual Report

Fidelity Diversified International Fund

Fidelity International Capital Appreciation Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Overseas Fund

Fidelity Worldwide Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of each of Fidelity Diversified International Fund's, Fidelity International Capital Appreciation Fund's, and Fidelity Worldwide Fund's positive performance adjustment and Fidelity Overseas Fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Fidelity International Capital Appreciation Fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of the total expense ratio of each class of each of Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees (in the case of Fidelity Worldwide Fund), and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of each fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of Fidelity International Capital Appreciation Fund and each class of each of Fidelity Diversified International Fund and Fidelity Overseas Fund ranked below its competitive median for 2012.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class of Fidelity Worldwide Fund ranked below its competitive median for 2012 and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of Fidelity International Capital Appreciation Fund and the total expense ratio of each class of Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to each fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

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(Hong Kong) Limited

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(Japan) Inc.

FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund

The Northern Trust Company
Chicago, IL

Fidelity International Capital Appreciation Fund

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Boston, MA 02210
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Fidelity®

Diversified International
Fund -

Class K

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class K A	25.86%	12.38%	7.96%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Diversified International Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Diversified International Fund - Class K on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: On balance, global equity markets remained upbeat for the 12-month period ending October 31, 2013. The MSCI® ACWI® (All Country World Index) Index gained 23.75% for the period, amid investor preference for higher-risk assets. The period was not without turbulence, however. In the spring and summer, central banks worldwide, especially in the U.S. and China, made clear their intentions to maintain accommodative monetary policies. That stance, combined with modest cyclical improvements around the globe and generally low valuations, underpinned the broad rally in equities. Europe (+32%) shone brightly, with most markets in the region - large and small - registering solid, index-beating gains. Another bright spot was Japan, which, despite a struggling yen and taking a second-half breather, posted a 34% result for the full year. The U.S. - by far the index's biggest constituent - also outperformed the global market with a roughly 28% advance. Meanwhile, Asia-Pacific ex Japan (+14%) lagged, hurt in part by a slowdown in Australia's mining industry as well as currency headwinds. Foreign-exchange and commodity weakness also curbed results in resource-heavy Canada and emerging markets (EM), both of which were up 7%. Country-level EM performance diverged meaningfully for the period, as evidenced by performance in Brazil (-1%), Russia (+12%), India (+1%) and China (+8%).

Comments from William Bower, Portfolio Manager of Fidelity® Diversified International Fund: For the year, the fund's Class K shares gained 25.86%, lagging the 27.02% return of the MSCI® EAFE® Index. Security selection in Europe and among banks and automotive-related stocks hurt the fund the most versus the index, followed by exposure to weak-performing emerging markets and a modest cash position, held for liquidity purposes. Conversely, some good picks in the U.K. and Japan and among gaming and Internet-related stocks helped narrow the performance gap. Among specific fund positions, underweighting Toyota Motor and Daimler detracted, while overweighting ORIX and SoftBank, both based in Japan, helped. I favored Honda over Toyota because of its motorcycles business and its finance facility, and because I thought the recovery in margins looked a little better for Honda. I was wrong: Toyota recovered quite sharply. I avoided Daimler because I think it has not executed as well as Volkswagen. VW is the biggest carmaker in China that is not locally owned, and China accounts for a good part of VW's earnings. I maintained the fund's automotive positioning through period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Diversified International	.94%
Actual		$ 1,000.00	$ 1,096.20	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79
Class K	.81%
Actual		$ 1,000.00	$ 1,097.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2013
Japan	17.2%
United Kingdom	16.9%
United States of America*	9.1%
Germany	9.1%
France	8.7%
Switzerland	6.1%
Australia	3.4%
Canada	2.9%
Spain	2.8%
Other	23.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2013
United Kingdom	17.0%
Japan	15.6%
United States of America*	10.3%
Germany	9.6%
France	7.6%
Switzerland	5.5%
Australia	4.0%
Canada	3.1%
Netherlands	3.0%
Other	24.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	95.3
Investment Companies	0.3	0.5
Short-Term Investments and Net Other Assets (Liabilities)	1.9	4.2
Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA (France, Pharmaceuticals)	2.5	2.7
ORIX Corp. (Japan, Diversified Financial Services)	2.1	1.9
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.8	2.0
Bayer AG (Germany, Pharmaceuticals)	1.7	1.4
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	1.6
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.5	0.8
Japan Tobacco, Inc. (Japan, Tobacco)	1.5	1.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5	2.0
UBS AG (Switzerland, Capital Markets)	1.3	1.1
Nestle SA (Switzerland, Food Products)	1.3	1.8
	16.8
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	20.3
Consumer Discretionary	17.6	15.2
Health Care	12.9	13.5
Consumer Staples	12.0	15.1
Information Technology	8.5	8.5
Industrials	7.3	6.9
Materials	6.3	6.9
Telecommunication Services	4.9	3.8
Energy	3.4	4.2
Utilities	0.3	0.0

Annual Report

Fidelity Diversified International Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 3.4%
Ansell Ltd.	2,715,502	$ 50,022,190
Australia & New Zealand Banking Group Ltd.	8,056,553	257,679,791
BHP Billiton Ltd. sponsored ADR (d)	4,306,764	304,445,147
CSL Ltd.	2,093,966	137,548,281
Telstra Corp. Ltd.	8,177,319	40,035,148
Westfield Group unit	8,390,026	85,800,794
TOTAL AUSTRALIA		875,531,351
Austria - 0.2%
Andritz AG	675,900	41,636,195
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	29,452,783	168,780,693
Bailiwick of Jersey - 1.8%
Experian PLC	9,868,172	200,947,363
Shire PLC	1,224,700	54,303,735
Wolseley PLC	1,424,607	76,772,462
WPP PLC	6,745,809	143,315,049
TOTAL BAILIWICK OF JERSEY		475,338,609
Belgium - 2.7%
Anheuser-Busch InBev SA NV	4,048,330	419,665,009
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,250,900	7,129
KBC Groupe SA	4,332,813	236,197,506
UCB SA	698,200	45,901,243
TOTAL BELGIUM		701,770,887
Bermuda - 0.1%
Bunge Ltd.	478,600	39,307,418
Brazil - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,594,800	27,797,364
TIM Participacoes SA sponsored ADR	1,924,200	48,913,164
TOTAL BRAZIL		76,710,528
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,173,627	147,222,499
Canadian Natural Resources Ltd.	2,431,200	77,157,635
CGI Group, Inc. Class A (sub. vtg.) (a)	4,261,200	142,959,551
Painted Pony Petroleum Ltd. (a)(e)	3,912,270	25,702,824
Painted Pony Petroleum Ltd. (a)(e)(f)	1,460,500	9,595,190
Potash Corp. of Saskatchewan, Inc.	2,013,200	62,559,517
Suncor Energy, Inc.	3,362,300	122,186,301
Tourmaline Oil Corp. (a)	1,111,900	43,115,252
TransForce, Inc.	1,194,200	26,446,150
Valeant Pharmaceuticals International, Inc. (Canada) (a)	978,800	103,404,613
TOTAL CANADA		760,349,532
Cayman Islands - 1.5%
Baidu.com, Inc. sponsored ADR (a)	868,884	139,803,436

	Shares	Value
Sands China Ltd.	22,466,000	$ 159,664,207
SINA Corp. (a)	614,300	51,330,908
Tencent Holdings Ltd.	947,600	51,725,051
TOTAL CAYMAN ISLANDS		402,523,602
Denmark - 1.6%
Genmab A/S (a)	883,200	38,345,825
Novo Nordisk A/S Series B	2,288,739	381,195,520
TOTAL DENMARK		419,541,345
Finland - 0.3%
Sampo Oyj (A Shares)	1,449,300	68,656,091
France - 8.7%
Air Liquide SA	449,100	61,159,482
Arkema SA	619,900	70,380,381
AXA SA	5,244,800	131,028,741
BNP Paribas SA	2,882,076	213,422,585
Bureau Veritas SA	2,881,000	86,995,713
Cap Gemini SA	1,263,800	83,136,540
Dassault Aviation SA	29,665	36,374,749
Edenred SA	1,576,290	53,558,699
Essilor International SA	491,319	52,766,690
Kering SA	1,059,500	240,739,021
LVMH Moet Hennessy - Louis Vuitton SA	706,617	136,044,230
Publicis Groupe SA	2,067,100	172,409,747
Renault SA	577,300	50,564,814
Sanofi SA	5,938,932	633,228,146
Schneider Electric SA	1,231,600	103,760,314
Total SA sponsored ADR (d)	2,073,300	126,844,494
TOTAL FRANCE		2,252,414,346
Germany - 7.4%
adidas AG	1,594,180	181,990,984
Allianz SE	633,091	106,501,876
BASF AG	2,644,947	275,191,878
Bayer AG	3,517,662	437,204,706
Brenntag AG	356,900	60,475,706
Continental AG	305,000	55,884,651
Deutsche Post AG	1,736,779	58,775,934
Fresenius SE & Co. KGaA	1,044,700	135,787,398
GFK AG	910,553	53,222,859
Linde AG	653,429	124,162,692
OSRAM Licht AG (a)	502,125	26,019,379
ProSiebenSat.1 Media AG	1,156,290	55,073,943
SAP AG	3,664,328	286,741,846
Siemens AG	522,740	66,802,152
TOTAL GERMANY		1,923,836,004
Common Stocks - continued
	Shares	Value
Hong Kong - 1.7%
AIA Group Ltd.	54,168,400	$ 274,929,257
Galaxy Entertainment Group Ltd. (a)	21,838,000	162,947,026
TOTAL HONG KONG		437,876,283
India - 1.5%
Apollo Hospitals Enterprise Ltd.	2,493,661	36,777,292
HDFC Bank Ltd.	10,072,492	111,857,894
Housing Development Finance Corp. Ltd.	7,279,660	101,007,292
ITC Ltd.	13,515,862	73,474,844
Mahindra & Mahindra Financial Services Ltd.	2,048,126	9,387,466
United Spirits Ltd.	1,242,152	51,887,018
TOTAL INDIA		384,391,806
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	26,967,000	18,898,929
Ireland - 1.0%
Accenture PLC Class A	319,077	23,452,160
Actavis PLC (a)	367,500	56,808,150
DCC PLC (United Kingdom)	885,900	39,758,453
Greencore Group PLC	8,322,078	24,031,859
Ryanair Holdings PLC sponsored ADR	2,169,700	108,940,637
TOTAL IRELAND		252,991,259
Israel - 0.0%
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,600	4,695,594
Italy - 0.8%
Prada SpA	1,772,000	17,278,886
UniCredit SpA	16,317,500	122,739,175
World Duty Free SpA (a)	5,258,489	58,260,062
TOTAL ITALY		198,278,123
Japan - 16.6%
ACOM Co. Ltd. (a)	9,138,500	35,783,364
AEON Financial Service Co. Ltd. (d)	1,270,200	39,008,167
Aozora Bank Ltd.	23,073,000	67,074,012
Coca-Cola Central Japan Co. Ltd.	57,800	1,023,675
Cosmos Pharmaceutical Corp.	126,800	15,448,121
Credit Saison Co. Ltd.	3,809,500	104,267,615
Don Quijote Co. Ltd.	3,103,000	206,555,807
Fuji Heavy Industries Ltd.	1,789,300	48,922,208
GMO Internet, Inc.	2,425,200	27,569,852
Honda Motor Co. Ltd.	6,944,600	277,318,124
Hoya Corp.	5,859,600	140,509,511
Japan Exchange Group, Inc.	2,942,400	68,405,350
Japan Tobacco, Inc.	10,607,400	383,814,806
JSR Corp.	4,330,900	82,495,066
KDDI Corp.	3,114,600	168,675,805
Keyence Corp.	718,410	307,903,357
Miraca Holdings, Inc.	485,300	21,866,662
Mitsubishi UFJ Financial Group, Inc.	41,692,200	265,507,054

	Shares	Value
Monex Group, Inc.	4,779,100	$ 17,434,888
Nitori Holdings Co. Ltd.	431,600	40,486,551
Nitto Denko Corp.	275,400	14,442,240
Nomura Holdings, Inc.	12,178,900	89,965,950
Omron Corp.	1,373,500	52,414,441
ORIX Corp.	30,992,500	536,823,790
Rakuten, Inc.	17,945,600	233,824,717
Santen Pharmaceutical Co. Ltd.	757,800	38,470,270
Seven & i Holdings Co., Ltd.	3,531,700	130,703,401
SHIMANO, Inc.	822,300	71,971,077
Shinsei Bank Ltd.	35,450,000	82,999,311
Ship Healthcare Holdings, Inc.	403,400	16,553,263
SMC Corp.	49,600	11,547,785
SoftBank Corp.	5,397,900	403,109,283
Sumitomo Mitsui Financial Group, Inc.	2,768,900	133,837,255
Toyota Motor Corp. sponsored ADR	694,500	89,882,190
Tsuruha Holdings, Inc.	477,100	43,315,355
Yahoo! Japan Corp.	8,937,000	41,697,517
TOTAL JAPAN		4,311,627,840
Korea (South) - 1.0%
NHN Corp.	291,699	164,088,863
Orion Corp.	99,063	96,609,906
TOTAL KOREA (SOUTH)		260,698,769
Luxembourg - 0.1%
Eurofins Scientific SA	141,300	38,744,123
Mexico - 0.5%
America Movil S.A.B. de CV Series L sponsored ADR	3,650,500	78,157,205
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	286,216	26,703,953
Grupo Mexico SA de CV Series B	7,247,844	22,892,460
TOTAL MEXICO		127,753,618
Netherlands - 2.3%
AEGON NV	26,661,800	212,144,835
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,599,100	56,624,131
Royal DSM NV	733,100	55,531,499
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,715,657	266,245,433
TOTAL NETHERLANDS		590,545,898
Norway - 1.0%
DNB ASA	7,184,109	127,316,838
Telenor ASA	5,886,800	141,408,589
TOTAL NORWAY		268,725,427
Russia - 0.2%
Sberbank (Savings Bank of the Russian Federation)	17,144,700	54,955,844
Singapore - 0.6%
Global Logistic Properties Ltd.	27,354,000	68,043,681
Common Stocks - continued
	Shares	Value
Singapore - continued
Super Group Ltd. Singapore	1,786,000	$ 6,053,019
United Overseas Bank Ltd.	4,164,000	69,858,123
TOTAL SINGAPORE		143,954,823
South Africa - 1.0%
Nampak Ltd.	16,922,830	55,966,924
Naspers Ltd. Class N	2,175,499	203,490,830
TOTAL SOUTH AFRICA		259,457,754
Spain - 2.8%
Amadeus IT Holding SA Class A (d)	2,823,700	104,856,582
Antena 3 de Television SA	1,667,355	27,958,563
Banco Bilbao Vizcaya Argentaria SA	4,493,774	52,518,429
Grifols SA ADR	2,518,972	75,972,196
Iberdrola SA	11,191,411	70,323,100
Inditex SA	1,890,816	310,637,907
Prosegur Compania de Seguridad SA (Reg.)	12,418,795	73,853,891
TOTAL SPAIN		716,120,668
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	1,252,200	62,165,067
Atlas Copco AB (A Shares)	2,213,000	61,403,446
Investment AB Kinnevik (B Shares)	1,458,600	53,751,696
Nordea Bank AB	10,400,400	133,213,972
Svenska Cellulosa AB (SCA) (B Shares)	6,422,000	182,351,679
Svenska Handelsbanken AB (A Shares)	2,716,400	123,075,445
TOTAL SWEDEN		615,961,305
Switzerland - 6.1%
Actelion Ltd.	233,154	18,051,544
Compagnie Financiere Richemont SA Series A	1,379,631	141,483,071
Credit Suisse Group	6,601,990	205,374,485
Nestle SA	4,785,521	345,437,855
Roche Holding AG (participation certificate)	632,260	175,041,287
Schindler Holding AG (Reg.)	353,535	50,262,870
SGS SA (Reg.)	18,860	44,190,621
Syngenta AG (Switzerland)	644,364	260,076,067
UBS AG	18,330,345	354,528,485
TOTAL SWITZERLAND		1,594,446,285
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,905,200	127,124,732
United Kingdom - 16.9%
Alabama Noor Hospitals Group PLC (a)	2,676,300	36,475,025
Associated British Foods PLC	2,026,200	73,650,502
Barclays PLC	40,385,772	169,921,759
Barratt Developments PLC	4,998,800	26,858,519
BG Group PLC	8,681,479	177,269,716

	Shares	Value
British American Tobacco PLC sponsored ADR	1,999,000	$ 220,869,510
BT Group PLC	20,845,600	126,129,090
Bunzl PLC	929,270	20,517,183
Capita Group PLC	3,167,600	50,078,248
Compass Group PLC	5,541,800	79,704,928
Diageo PLC	1,645,474	52,453,563
Domino's Pizza UK & IRL PLC	4,563,900	42,882,058
easyJet PLC	2,478,300	52,015,815
Filtrona PLC	8,980,312	112,816,418
GlaxoSmithKline PLC	4,672,200	123,170,301
Hikma Pharmaceuticals PLC	3,052,187	58,775,458
HSBC Holdings PLC sponsored ADR (d)	8,309,757	457,369,025
IMI PLC	1,597,100	38,898,402
InterContinental Hotel Group PLC	2,038,600	59,398,208
ITV PLC	8,565,800	26,218,977
Jazztel PLC (a)	2,482,100	27,230,176
Johnson Matthey PLC	1,428,782	68,818,908
Kingfisher PLC	26,551,331	160,710,826
Lloyds Banking Group PLC (a)	111,498,600	137,901,387
Meggitt PLC	6,294,751	57,782,447
Next PLC	3,058,300	267,005,280
Prudential PLC	13,357,675	273,174,663
Reckitt Benckiser Group PLC	2,078,087	161,535,588
Reed Elsevier PLC	2,213,400	31,017,959
Rolls-Royce Group PLC	9,405,600	173,430,799
Royal Dutch Shell PLC Class B sponsored ADR	1,225,437	85,192,380
SABMiller PLC	2,010,000	104,871,019
Serco Group PLC	6,453,683	57,637,443
Spectris PLC	1,050,200	38,931,553
Standard Chartered PLC (United Kingdom)	8,814,556	211,928,220
Taylor Wimpey PLC	53,579,800	94,672,656
Travis Perkins PLC	2,801,680	83,375,487
Vodafone Group PLC sponsored ADR	7,366,000	271,216,120
Whitbread PLC	1,512,063	83,231,088
TOTAL UNITED KINGDOM		4,395,136,704
United States of America - 6.9%
AbbVie, Inc.	2,850,600	138,111,570
Alexion Pharmaceuticals, Inc. (a)	421,700	51,848,015
Amgen, Inc.	219,400	25,450,400
Anadarko Petroleum Corp.	438,300	41,765,607
BioMarin Pharmaceutical, Inc. (a)	571,200	35,882,784
Boston Scientific Corp. (a)	2,135,700	24,966,333
Celldex Therapeutics, Inc. (a)	501,313	11,485,081
D.R. Horton, Inc.	2,016,200	38,206,990
Fidelity National Information Services, Inc.	809,600	39,468,000
Gilead Sciences, Inc. (a)	2,435,500	172,896,145
Google, Inc. Class A (a)	65,805	67,817,317
Las Vegas Sands Corp.	2,375,400	166,800,588
Common Stocks - continued
	Shares	Value
United States of America - continued
MasterCard, Inc. Class A	222,260	$ 159,382,646
McGraw-Hill Companies, Inc.	1,723,800	120,114,384
Monsanto Co.	558,300	58,554,504
Noble Energy, Inc.	1,574,656	117,988,974
Perrigo Co.	584,500	80,596,705
PriceSmart, Inc.	274,700	31,258,113
The Blackstone Group LP	1,890,400	49,679,712
Time Warner, Inc.	813,800	55,940,612
Twenty-First Century Fox, Inc. Class B	1,847,200	62,804,800
ViroPharma, Inc. (a)	1,457,884	56,595,057
Visa, Inc. Class A	753,700	148,230,179
Yum! Brands, Inc.	583,100	39,429,222
TOTAL UNITED STATES OF AMERICA		1,795,273,738
TOTAL COMMON STOCKS (Cost $18,367,711,252)		24,804,056,123
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc. Series C (h)	770,400	6,224,832
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	1,693,200	183,225,702
Volkswagen AG	978,626	248,738,154
TOTAL GERMANY		431,963,856
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	808,881,600	1,296,961
TOTAL NONCONVERTIBLE PREFERRED STOCKS		433,260,817
TOTAL PREFERRED STOCKS (Cost $272,467,335)		439,485,649
Investment Companies - 0.3%

United States of America - 0.3%
WisdomTree Japan Hedged Equity ETF (Cost $67,418,863)	1,335,900	63,695,712
Government Obligations - 0.0%
	Principal Amount	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 11/7/13 to 1/2/14 (g) (Cost $10,299,799)	$ 10,300,000	$ 10,299,786
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	532,429,162	532,429,162
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	271,682,888	271,682,888
TOTAL MONEY MARKET FUNDS (Cost $804,112,050)		804,112,050
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $19,522,009,299)		26,121,649,320
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(147,464,399)
NET ASSETS - 100%		$ 25,974,184,921
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,328 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 168,372,600	$ 6,276,288

The face value of futures purchased as a percentage of net assets is 0.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,595,190 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,299,786.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,224,832 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,410,943
Fidelity Securities Lending Cash Central Fund	13,567,672
Total	$ 14,978,615
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 4,046,188	$ -	$ 2,553,704	$ -	$ -
Pactera Technology International Ltd. ADR (formerly HiSoft Technology International Ltd. ADR)	17,640,142	-	15,572,364	-	-
Painted Pony Petroleum Ltd. (144A)	26,878,078	-	9,015,534	-	9,595,190
Painted Pony Petroleum Ltd.	43,070,995	-	589,323	-	25,702,824
Total	$ 91,635,403	$ -	$ 27,730,925	$ -	$ 35,298,014
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,629,772,221	$ 3,685,070,697	$ 938,476,692	$ 6,224,832
Consumer Staples	3,081,166,976	1,423,052,629	1,658,107,218	7,129
Energy	854,615,737	854,615,737	-	-
Financials	6,222,865,829	3,264,337,136	2,958,528,693	-
Health Care	3,368,941,602	2,100,153,705	1,268,787,897	-
Industrials	1,882,344,502	1,803,994,565	78,349,937	-
Information Technology	2,199,144,042	1,342,307,518	856,836,524	-
Materials	1,629,493,183	1,272,479,810	357,013,373	-
Telecommunication Services	1,304,874,580	606,960,402	697,914,178	-
Utilities	70,323,100	70,323,100	-	-
Investment Companies	63,695,712	63,695,712	-	-
Government Obligations	10,299,786	-	10,299,786	-
Money Market Funds	804,112,050	804,112,050	-	-
Total Investments in Securities:	$ 26,121,649,320	$ 17,291,103,061	$ 8,824,314,298	$ 6,231,961
Derivative Instruments:
Assets
Futures Contracts	$ 6,276,288	$ 6,276,288	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,421,885,219
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 6,276,288	$ -
Total Value of Derivatives	$ 6,276,288	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $264,158,421) - See accompanying schedule: Unaffiliated issuers (cost $18,676,066,715)	$ 25,282,239,256
Fidelity Central Funds (cost $804,112,050)	804,112,050
Other affiliated issuers (cost $41,830,534)	35,298,014
Total Investments (cost $19,522,009,299)		$ 26,121,649,320
Receivable for investments sold		134,527,377
Receivable for fund shares sold		14,496,298
Dividends receivable		69,280,792
Distributions receivable from Fidelity Central Funds		133,099
Prepaid expenses		79,941
Other receivables		1,917,110
Total assets		26,342,083,937

Liabilities
Payable for investments purchased	$ 61,287,679
Payable for fund shares redeemed	13,520,941
Accrued management fee	15,156,326
Payable for daily variation margin for derivative instruments	1,455,000
Other affiliated payables	2,800,113
Other payables and accrued expenses	1,996,069
Collateral on securities loaned, at value	271,682,888
Total liabilities		367,899,016

Net Assets		$ 25,974,184,921
Net Assets consist of:
Paid in capital		$ 20,330,411,409
Undistributed net investment income		238,578,397
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,203,391,143)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,608,586,258
Net Assets		$ 25,974,184,921

Diversified International: Net Asset Value, offering price and redemption price per share ($14,432,586,233 ÷ 402,095,782 shares)		$ 35.89

Class K: Net Asset Value, offering price and redemption price per share ($11,541,598,688 ÷ 321,748,785 shares)		$ 35.87

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 577,013,483
Interest		102,685
Income from Fidelity Central Funds		14,978,615
Income before foreign taxes withheld		592,094,783
Less foreign taxes withheld		(43,282,775)
Total income		548,812,008

Expenses
Management fee Basic fee	$ 167,562,560
Performance adjustment	5,795,026
Transfer agent fees	30,945,968
Accounting and security lending fees	2,433,181
Custodian fees and expenses	2,627,354
Independent trustees' compensation	136,354
Appreciation in deferred trustee compensation account	51
Registration fees	181,611
Audit	192,812
Legal	95,751
Miscellaneous	198,274
Total expenses before reductions	210,168,942
Expense reductions	(4,638,378)	205,530,564
Net investment income (loss)		343,281,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,946,572,950
Other affiliated issuers	(42,988,742)
Foreign currency transactions	(1,688,743)
Futures contracts	12,934,707
Total net realized gain (loss)		1,914,830,172
Change in net unrealized appreciation (depreciation) on: Investment securities	3,209,792,516
Assets and liabilities in foreign currencies	1,716,266
Futures contracts	6,276,288
Total change in net unrealized appreciation (depreciation)		3,217,785,070
Net gain (loss)		5,132,615,242
Net increase (decrease) in net assets resulting from operations		$ 5,475,896,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 343,281,444	$ 362,378,873
Net realized gain (loss)	1,914,830,172	522,680,347
Change in net unrealized appreciation (depreciation)	3,217,785,070	777,447,571
Net increase (decrease) in net assets resulting from operations	5,475,896,686	1,662,506,791
Distributions to shareholders from net investment income	(361,491,947)	(460,432,289)
Distributions to shareholders from net realized gain	(51,508,245)	-
Total distributions	(413,000,192)	(460,432,289)
Share transactions - net increase (decrease)	(1,244,167,482)	(4,619,314,396)
Redemption fees	382,374	414,440
Total increase (decrease) in net assets	3,819,111,386	(3,416,825,454)

Net Assets
Beginning of period	22,155,073,535	25,571,898,989
End of period (including undistributed net investment income of $238,578,397 and undistributed net investment income of $320,513,134, respectively)	$ 25,974,184,921	$ 22,155,073,535

Financial Highlights - Diversified International

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.07	$ 27.49	$ 29.49	$ 26.86	$ 21.96
Income from Investment Operations
Net investment income (loss) B	.44	.42	.53 E	.37	.35
Net realized and unrealized gain (loss)	6.90	1.65	(1.99)	2.61	4.86
Total from investment operations	7.34	2.07	(1.46)	2.98	5.21
Distributions from net investment income	(.46)	(.49)	(.46)	(.35)	(.31)
Distributions from net realized gain	(.07)	-	(.08)	-	-
Total distributions	(.52) H	(.49)	(.54)	(.35)	(.31)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 35.89	$ 29.07	$ 27.49	$ 29.49	$ 26.86
Total Return A	25.66%	7.72%	(5.07)%	11.15%	24.32%
Ratios to Average Net Assets C, F
Expenses before reductions	.94%	1.01%	.90%	.98%	1.01%
Expenses net of fee waivers, if any	.94%	1.01%	.89%	.98%	1.01%
Expenses net of all reductions	.92%	.99%	.87%	.96%	.99%
Net investment income (loss)	1.38%	1.53%	1.78% E	1.34%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,432,586	$ 13,269,769	$ 17,285,369	$ 26,527,229	$ 30,998,270
Portfolio turnover rate D	52%	35%	45%	57%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $0.52 per share is comprised of distributions from net investment income of $0.456 and distributions from net realized gain of $0.068 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.06	$ 27.51	$ 29.51	$ 26.89	$ 21.98
Income from Investment Operations
Net investment income (loss) B	.49	.47	.58 E	.42	.42
Net realized and unrealized gain (loss)	6.90	1.63	(1.97)	2.61	4.85
Total from investment operations	7.39	2.10	(1.39)	3.03	5.27
Distributions from net investment income	(.51)	(.55)	(.53)	(.41)	(.36)
Distributions from net realized gain	(.07)	-	(.08)	-	-
Total distributions	(.58)	(.55)	(.61)	(.41)	(.36)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 35.87	$ 29.06	$ 27.51	$ 29.51	$ 26.89
Total Return A	25.86%	7.86%	(4.87)%	11.33%	24.64%
Ratios to Average Net Assets C, F
Expenses before reductions	.80%	.84%	.73%	.79%	.77%
Expenses net of fee waivers, if any	.80%	.84%	.72%	.79%	.77%
Expenses net of all reductions	.78%	.83%	.70%	.77%	.76%
Net investment income (loss)	1.52%	1.70%	1.95% E	1.54%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,541,599	$ 8,885,304	$ 8,115,192	$ 7,697,405	$ 4,713,909
Portfolio turnover rate D	52%	35%	45%	57%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Diversified International Fund

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax

Annual Report

Fidelity Diversified International Fund

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,473,560,954
Gross unrealized depreciation	(199,424,466)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,274,136,488

Tax Cost	$ 19,847,512,832

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 407,009,198
Capital loss carryforward	$ (1,038,927,073)
Net unrealized appreciation (depreciation)	$ 6,276,806,437

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$ (419,355,221)
2018	(619,571,852)
Total capital loss carryforward	$ (1,038,927,073)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 413,000,192	$ 460,432,289

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,934,707 and a change in net unrealized appreciation (depreciation) of $6,276,288 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,742,469,172 and $12,536,561,646, respectively.

Annual Report

Fidelity Diversified International Fund

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Diversified International	$ 25,937,426.19
Class K	5,008,542.05
	$ 30,945,968

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30,251 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51,110 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,567,672, including $10,418 from securities loaned to FCM.

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,492,719 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $144,745.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $914.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012A
From net investment income
Diversified International	$ 204,367,616	$ 294,773,906
Class K	157,124,331	163,061,175
Class F	-	2,597,208
Total	$ 361,491,947	$ 460,432,289
From net realized gain
Diversified International	$ 30,475,866	$ -
Class K	21,032,379	-
Class F	-	-
Total	$ 51,508,245	$ -

A All Class F shares were redeemed on December 16, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012A	2013	2012A
Diversified International
Shares sold	63,290,634	68,919,981	$ 2,024,488,853	$ 1,874,276,249
Reinvestment of distributions	7,563,286	10,773,340	222,133,713	281,938,317
Shares redeemed	(125,225,694)	(251,932,423)	(3,964,590,272)	(6,875,660,945)
Net increase (decrease)	(54,371,774)	(172,239,102)	$ (1,717,967,706)	$ (4,719,446,379)
Class K
Shares sold	76,686,079	107,189,633	$ 2,416,468,280	$ 2,919,697,004
Reinvestment of distributions	6,076,286	6,242,771	178,156,710	163,061,175
Shares redeemed	(66,739,141)	(102,745,898)	(2,120,824,766)	(2,820,922,083)
Net increase (decrease)	16,023,224	10,686,506	$ 473,800,224	$ 261,836,096
Class F
Shares sold	-	439,287	$ -	$ 11,548,416
Reinvestment of distributions	-	99,472	-	2,597,208
Shares redeemed	-	(6,767,017)	-	(175,849,737)
Net increase (decrease)	-	(6,228,258)	$ -	$ (161,704,113)

A All Class F shares were redeemed on December 16, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr . Curvey oversees 394 funds. Mr Lautenbach, Mr. O'Hanley and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Bruce T. Herring (1965)
Year of Election or Appointment: 2006 Vice President of certain Equity Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Diversified International Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/09/13	12/06/13	$0.367	$0.234

Class K designates 3% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 84% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maxium rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class K	12/10/12	$0.483	$0.023

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Diversified International Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Annual Report

Fidelity Diversified International Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Diversified International Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DIF-K-UANN-1213
1.863004.105

Item 2. Code of Ethics

As of the end of the period, October 31, 2013, Fidelity Investment Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Diversified International Fund, Fidelity International Capital Appreciation Fund, and Fidelity Worldwide Fund (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Diversified International Fund	$97,000	$-	$6,900	$4,700
Fidelity International Capital Appreciation Fund	$51,000	$-	$6,900	$600
Fidelity Worldwide Fund	$49,000	$-	$5,800	$700

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Diversified International Fund	$94,000	$-	$6,800	$3,600
Fidelity International Capital Appreciation Fund	$49,000	$-	$6,800	$400
Fidelity Worldwide Fund	$50,000	$-	$5,700	$500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Overseas Fund (the "Fund"):

Services Billed by PwC

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Overseas Fund	$65,000	$-	$9,300	$2,300

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Overseas Fund	$65,000	$-	$11,400	$2,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2013A	October 31, 2012A
Audit-Related Fees	$1,010,000	$720,000
Tax Fees	$-	$-
All Other Fees	$800,000	$1,305,000

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2013A	October 31, 2012A
Audit-Related Fees	$5,395,000	$3,640,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2013 A	October 31, 2012 A
PwC	$6,305,000	$4,185,000
Deloitte Entities	$1,945,000	$2,090,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2013